UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: January 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

JAN    01.31.16

SEMI-ANNUAL REPORT

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

March 10, 2016

Semi-Annual Report

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds (collectively the “Funds”; individually a “Fund”) for the semi-annual reporting period ended January 31, 2016.

Investment Objectives and Policies

The Funds’ investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with their asset mix.

In seeking to achieve their investment objective, the Funds focus their investments while minimizing short term risks on a combination of AB Mutual Funds and mutual funds and exchange-traded funds (“ETFs”) managed by unaffiliated third parties (“Underlying Portfolios”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Portfolios in accordance with its current asset mix. In order to implement the Funds’ investment strategies, Morningstar Associates, LLC (“Morningstar”), the Funds’ sub-adviser, selects Underlying Portfolios within each asset class for investment by the Funds from among AB mutual funds and funds offered by certain fund complexes specified by AllianceBernstein L.P. (the “Adviser”). The Adviser has directed Morningstar to typically select Underlying Portfolios so that a target of 33% but no more than 40% of each Fund is invested in AB Mutual Funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund, each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately 15 years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described below. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and such Fund’s portfolio allocation will not necessarily become more conservative over time.

The Funds allocate their investments in Underlying Portfolios that invest in the following asset classes: equities, equity diversifiers, inflation sensitive, fixed-income diversifiers and fixed-income securities (including high yield bonds or “junk bonds”). For these purposes, inflation sensitive instruments include funds focused on real estate securities, commodities and inflation-protected securities, fixed-income diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds, and equity diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in investments within each asset class. The Underlying Portfolios may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income,

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	1

to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Portfolios’ portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary dynamic asset allocation process (“DAA”). DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting an Underlying Portfolio’s investments.

Investment Results

The tables on pages 8–18 provide performance data for the Funds and their benchmarks, for the six- and 12-month periods ended January 31, 2016. The Funds’ primary benchmarks are the Standard & Poor’s (“S&P”) Target Date Index Series. Data for the Morningstar Lifetime Moderate Indices (the “Morningstar Indices”) is also included.

The benchmarks are as follows: Retirement Allocation Fund, the S&P Target Date Retirement Income Index-GDR and the Morningstar Lifetime Moderate

Income Index; Select 2010 Fund, the S&P Target Date 2010 Index-GDR and the Morningstar Lifetime Moderate 2010 Index; Select 2015 Fund, the S&P Target Date 2015 Index-GDR and the Morningstar Lifetime Moderate 2015 Index; Select 2020 Fund, the S&P Target Date 2020 Index-GDR and the Morningstar Lifetime Moderate 2020 Index; Select 2025 Fund, the S&P Target Date 2025 Index-GDR and the Morningstar Lifetime Moderate 2025 Index; Select 2030 Fund, the S&P Target Date 2030 Index-GDR and the Morningstar Lifetime Moderate 2030 Index; Select 2035 Fund, the S&P Target Date 2035 Index-GDR and the Morningstar Lifetime Moderate 2035 Index; Select 2040 Fund, the S&P Target Date 2040 Index-GDR and the Morningstar Lifetime Moderate 2040 Index; Select 2045 Fund, the S&P Target Date 2045 Index-GDR and the Morningstar Lifetime Moderate 2045 Index; Select 2050 Fund, the S&P Target Date 2050 Index-GDR and the Morningstar Lifetime Moderate 2050 Index; Select 2055 Fund, the S&P Target Date 2055+ Index-GDR and the Morningstar Lifetime Moderate 2055 Index. Additional performance for the Funds may be found on pages 19–40. Effective September 24, 2015, the Funds’ primary benchmarks were changed to the S&P Target Date Index Series.

For the six-month period, fixed-income oriented senior-saver and retiree vintages (Retirement Allocation–2020) performed better than equity oriented young- and midlife-saver vintages (2025–2055). This pattern followed the markets overall, where equities fell

2	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

by 6.77% (measured by the S&P 500 Index) and bonds rose by 1.33% (measured by the Barclays US Aggregate Bond Index).

Compared to the primary benchmarks for the six-month period, Class A shares of all Funds underperformed their respective benchmarks, before sales charges. Compared to the Morningstar Indices, Class A shares of all Funds, except for the 2010, 2015 and 2020 vintages, outperformed their respective benchmarks (although there was mixed performance among share classes in the Retirement Allocation Fund and the 2020 vintage), before sales charges.

Strategic asset allocation was the primary driver of performance and had a negative impact across all vintages; inflation-sensitive assets detracted most, while an underweight to equity assets contributed to performance.

Underlying Portfolio selection positively contributed to the Funds’ performance as 66% of the Underlying Portfolios delivered top half performance within their respective peer groups. Notable contributors included the AB Growth & Income Fund, AQR Style Premia Alternative Fund and AQR Long/Short Equity Fund. Detractors included the Templeton Global Bond and AB Concentrated Growth Fund.

DAA added to performance over the six-month period. DAA held a modest underweight to growth assets and an overweight to defensive assets over the period that added to returns. Specifically the underweight to commodities was a contributor, as was the slight under-

weight to US equities. The small overweight to international equities detracted from performance. The overweight to short-term investments contributed positively in the negative equity environment, while the slight overweight to high income detracted from performance.

For the 12-month period, bonds posted negative returns (-0.16% measured by Barclays US Aggregate Bond Index), as did equities (-0.67% measured by S&P 500 Index). As a result, fixed-income-oriented senior-saver and retiree vintages performed better than equity-oriented young- and midlife-saver vintages.

Compared to the primary benchmarks, Class A shares of all Funds underperformed their respective benchmarks, except for the 2035 and 2040 vintages, (although there was mixed performance among share classes in the 2035 and 2040 vintages), before sales charges. Compared to the Morningstar Indices, Class A shares of all Funds, except for the Retirement Allocation Fund, outperformed their respective benchmarks, before sales charges (although some share classes of the 2010, 2015 and 2020 vintages underperformed).

Strategic asset allocation was the primary driver of performance and had a negative impact across all vintages, with the allocation to inflation-sensitive assets detracting and the underweight allocation to equity contributing most to performance.

Underlying Portfolio selection positively contributed to the Funds’ performance. Notable contributors included the AB Growth Income & Fund, T. Rowe Price

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	3

International Discovery and AQR Style Premia Alternative Fund. Detractors included Templeton Global Bond, AB All Market Growth Fund and AB Concentrated Growth Fund.

DAA added to performance during the 12-month period, as DAA moved from a slight overweight to risk assets to a modest underweight. A key contributor to DAA performance was the underweight in growth assets, particularly in commodities, during this period.

The Funds did not directly utilize derivatives directly during either period.

Market Review and Investment Strategy

Throughout 2015, investors grappled with conflicting market forces including concerns about China’s growth, the falling price of oil and other commodities and continued monetary easing in Europe and Japan.

Equity markets recovered modestly in the fourth quarter. Volatility eased somewhat after a sharp third-quarter correction in equity prices, and investors were cautiously optimistic about the US economy’s modest growth. In December, initial relief over the US Federal Reserve’s (the “Fed”) long-anticipated interest rate move gave way to concern over the pace of future rate hikes. Concerns over slowing growth and oversupply in the oil markets sparked a fresh bout of turmoil in January, sending equities lower.

Policy intervention took center stage in bond markets. Dovish rhetoric regarding interest rate policy seemed to mollify pessimists at times. However, by year end, markets generally performed poorly thanks to accelerating volatility and divergent central bank stances. The market was particularly disappointed by the lack of aggressive action from the European Central Bank (“ECB”). While there could be more policy easing in the pipeline, the ECB has elected to keep its asset buying at the same level. However, the disappointment was somewhat offset by the Fed’s lift-off—the first hike in over nine years—which investors generally digested smoothly.

In this environment, volatility is likely to remain elevated. However, fundamentals are sound and the Funds’ Senior Investment Management Team believes the risk of entering a broad recession is low.

4	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P Target Date Index Series and the Morningstar Lifetime Moderate Indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series (each, an “Index”) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include US large-cap, US mid-cap, US small-cap, international equities, emerging markets, US and international real estate investment trusts, core fixed-income, short-term treasuries, Treasury inflation-protected securities, high-yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation. The original inception date for the Indexes was September 25, 2008, except the S&P Target Date 2050 Index, which was May 31, 2011, and the S&P Target Date 2055+ Index, which was May 31, 2012. The Index returns are calculated on a daily basis and will continue to be calculated daily. The performance of the Index does not reflect the deduction of expenses associated with a fund or the ETFs included in the Index, such as investment management fees. All Morningstar Lifetime Moderate Indexes represent a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. The Morningstar Lifetime Moderate Income Index and the Morningstar Lifetime Moderate 2010 Index portfolios are held in proportions appropriate for a US investor who is at least 10 years into retirement. The Morningstar Lifetime Moderate 2015 Index portfolio is held in proportions appropriate for a US investor who is about five years away from retirement. The Morningstar Lifetime Moderate 2020 Index portfolio is held in proportions appropriate for a US investor who is about 10 years away from retirement. The Morningstar Lifetime Moderate 2025 Index portfolio is held in proportions appropriate for a US investor who is about 15 years away from retirement. The Morningstar Lifetime Moderate 2030 Index portfolio is held in proportions appropriate for a US investor who is about 20 years away from retirement. The Morningstar Lifetime Moderate 2035 Index portfolio is held in proportions appropriate for a US investor who is about 25 years away from retirement. The Morningstar Lifetime Moderate 2040 Index portfolio is held in proportions appropriate for a US investor who is about 30 years away from retirement. The Morningstar Lifetime Moderate 2045 Index portfolio is held in proportions appropriate for a US investor who is about 35 years away from retirement. The Morningstar Lifetime Moderate 2050 Index portfolio is held in proportions appropriate for a US investor who is about 40 years away from retirement. The Morningstar Lifetime Moderate 2055 Index portfolio is held in proportions appropriate for a US investor who is about 45 years away from retirement. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility. The Morningstar Lifetime Moderate Indexes are created by and the property of Morningstar, Inc. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or US or non-US securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-US) Risk: Investments in non-US issuers by Underlying Portfolios may involve more risk than investments in US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

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6	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Diversification Risk: The Funds may have more risk because they are “non-diversified”, meaning that the Funds can invest more of their assets in a smaller number of issuers.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are actively-managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abglobal.com.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	7

Disclosures and Risks

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select Retirement Allocation Fund
Class A	-3.49%	-3.01%

Class C	-3.89%	-3.79%

Advisor Class*	-3.47%	-2.80%

Class R*	-3.69%	-3.30%

Class K*	-3.60%	-3.12%

Class I*	-3.46%	-2.88%

Class Z*	-3.47%	-2.88%

Primary Benchmark: S&P Target Date Retirement Income Index-GDR	-2.65%	-1.74%

Secondary Benchmark: Morningstar Lifetime Moderate Income Index	-3.57%	-2.73%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

8	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2010 Fund
Class A	-4.45%	-3.31%

Class C	-4.78%	-4.12%

Advisor Class*	-4.27%	-3.14%

Class R*	-4.56%	-3.60%

Class K*	-4.50%	-3.44%

Class I*	-4.37%	-3.11%

Class Z*	-4.37%	-3.11%

Primary Benchmark: S&P Target Date 2010 Index-GDR	-3.73%	-2.08%

Secondary Benchmark: Morningstar Lifetime Moderate 2010 Index	-4.24%	-3.39%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	9

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2015 Fund
Class A	-5.06%	-3.56%

Class C	-5.36%	-4.33%

Advisor Class*	-4.90%	-3.30%

Class R*	-5.15%	-3.81%

Class K*	-5.09%	-3.56%

Class I*	-5.04%	-3.41%

Class Z*	-4.94%	-3.32%

Primary Benchmark: S&P Target Date 2015 Index-GDR	-4.64%	-2.38%

Secondary Benchmark: Morningstar Lifetime Moderate 2015 Index	-4.81%	-3.76%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

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10	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2020 Fund
Class A	-5.69%	-3.63%

Class C	-6.02%	-4.43%

Advisor Class*	-5.60%	-3.34%

Class R*	-5.80%	-3.90%

Class K*	-5.65%	-3.55%

Class I*	-5.59%	-3.40%

Class Z*	-5.60%	-3.41%

Primary Benchmark: S&P Target Date 2020 Index-GDR	-5.51%	-2.68%

Secondary Benchmark: Morningstar Lifetime Moderate 2020 Index	-5.60%	-4.18%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

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AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	11

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

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THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2025 Fund
Class A	-6.49%	-3.69%

Class C	-6.77%	-4.26%

Advisor Class*	-6.33%	-3.34%

Class R*	-6.66%	-3.91%

Class K*	-6.49%	-3.64%

Class I*	-6.33%	-3.38%

Class Z*	-6.34%	-3.39%

Primary Benchmark: S&P Target Date 2025 Index-GDR	-6.29%	-2.94%

Secondary Benchmark: Morningstar Lifetime Moderate 2025 Index	-6.73%	-4.70%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

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12	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

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THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2030 Fund
Class A	-7.05%	-3.23%

Class C	-7.33%	-3.80%

Advisor Class*	-6.93%	-2.92%

Class R*	-7.13%	-3.43%

Class K*	-7.05%	-3.25%

Class I*	-6.97%	-2.99%

Class Z*	-6.89%	-2.90%

Primary Benchmark: S&P Target Date 2030 Index-GDR	-6.98%	-3.19%

Secondary Benchmark: Morningstar Lifetime Moderate 2030 Index	-8.08%	-5.34%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

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AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	13

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2035 Fund
Class A	-8.03%	-3.40%

Class C	-8.45%	-4.22%

Advisor Class*	-7.85%	-3.22%

Class R*	-8.21%	-3.70%

Class K*	-8.05%	-3.43%

Class I*	-7.97%	-3.17%

Class Z*	-7.99%	-3.18%

Primary Benchmark: S&P Target Date 2035 Index-GDR	-7.61%	-3.43%

Secondary Benchmark: Morningstar Lifetime Moderate 2035 Index	-9.31%	-6.00%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

14	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2040 Fund
Class A	-8.75%	-3.47%

Class C	-9.09%	-4.00%

Advisor Class*	-8.75%	-3.19%

Class R*	-8.89%	-3.62%

Class K*	-8.77%	-3.40%

Class I*	-8.69%	-3.13%

Class Z*	-8.71%	-3.14%

Primary Benchmark: S&P Target Date 2040 Index-GDR	-8.08%	-3.63%

Secondary Benchmark: Morningstar Lifetime Moderate 2040 Index	-10.11%	-6.53%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	15

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2045 Fund
Class A	-9.19%	-3.89%

Class C	-9.63%	-4.62%

Advisor Class*	-9.19%	-3.70%

Class R*	-9.43%	-4.14%

Class K*	-9.31%	-3.92%

Class I*	-9.16%	-3.76%

Class Z*	-9.16%	-3.76%

Primary Benchmark: S&P Target Date 2045 Index-GDR	-8.48%	-3.81%

Secondary Benchmark: Morningstar Lifetime Moderate 2045 Index	-10.48%	-6.88%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

16	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2050 Fund
Class A	-9.39%	-4.28%

Class C	-9.71%	-5.07%

Advisor Class*	-9.27%	-4.16%

Class R*	-9.45%	-4.53%

Class K*	-9.35%	-4.33%

Class I*	-9.18%	-4.07%

Class Z*	-9.19%	-4.08%

Primary Benchmark: S&P Target Date 2050 Index-GDR	-8.81%	-3.92%

Secondary Benchmark: Morningstar Lifetime Moderate 2050 Index	-10.67%	-7.13%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	17

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Multi-Manager Select 2055 Fund
Class A	-9.69%	-4.79%

Class C	-10.12%	-5.50%

Advisor Class*	-9.61%	-4.52%

Class R*	-9.85%	-5.06%

Class K*	-9.64%	-4.83%

Class I*	-9.57%	-4.48%

Class Z*	-9.57%	-4.48%

Primary Benchmark: S&P Target Date 2055+ Index-GDR	-9.06%	-4.07%

Secondary Benchmark: Morningstar Lifetime Moderate 2055 Index	-10.80%	-7.35%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

18	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.01%	-7.14%
Since Inception*	-1.55%	-5.24%

Class C Shares
1 Year	-3.79%	-4.76%
Since Inception*	-2.34%	-2.34%

Advisor Class Shares†
1 Year	-2.80%	-2.80%
Since Inception*	-1.37%	-1.37%

Class R Shares†
1 Year	-3.30%	-3.30%
Since Inception*	-1.89%	-1.89%

Class K Shares†
1 Year	-3.12%	-3.12%
Since Inception*	-1.62%	-1.62%

Class I Shares†
1 Year	-2.88%	-2.88%
Since Inception*	-1.39%	-1.39%

Class Z Shares†
1 Year	-2.88%	-2.88%
Since Inception*	-1.40%	-1.40%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 45.66%, 43.91%, 45.44%, 31.08%, 21.57%, 30.55% and 30.62% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 1.17%, 0.17%, 0.67%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	19

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.83%
Since Inception*	-4.64%

Class C Shares
1 Year	-3.49%
Since Inception*	-1.47%

Advisor Class Shares†
1 Year	-1.43%
Since Inception*	-0.42%

Class R Shares†
1 Year	-1.99%
Since Inception*	-0.96%

Class K Shares†
1 Year	-1.71%
Since Inception*	-0.67%

Class I Shares†
1 Year	-1.47%
Since Inception*	-0.43%

Class Z Shares†
1 Year	-1.47%
Since Inception*	-0.43%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

20	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.31%	-7.43%
Since Inception*	-1.76%	-5.43%

Class C Shares
1 Year	-4.12%	-5.08%
Since Inception*	-2.52%	-2.52%

Advisor Class Shares†
1 Year	-3.14%	-3.14%
Since Inception*	-1.50%	-1.50%

Class R Shares†
1 Year	-3.60%	-3.60%
Since Inception*	-2.00%	-2.00%

Class K Shares†
1 Year	-3.44%	-3.44%
Since Inception*	-1.83%	-1.83%

Class I Shares†
1 Year	-3.11%	-3.11%
Since Inception*	-1.53%	-1.53%

Class Z Shares†
1 Year	-3.11%	-3.11%
Since Inception*	-1.53%	-1.53%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 46.86%, 47.63%, 46.65%, 31.03%, 24.08%, 30.5%, and 30.55% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 1.16%, 0.16%, 0.66%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	21

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.90%
Since Inception*	-4.28%

Class C Shares
1 Year	-3.60%
Since Inception*	-1.18%

Advisor Class Shares†
1 Year	-1.54%
Since Inception*	-0.07%

Class R Shares†
1 Year	-2.07%
Since Inception*	-0.57%

Class K Shares†
1 Year	-1.91%
Since Inception*	-0.40%

Class I Shares†
1 Year	-1.58%
Since Inception*	-0.07%

Class Z Shares†
1 Year	-1.58%
Since Inception*	-0.07%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

22	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.56%	-7.67%
Since Inception*	-1.97%	-5.64%

Class C Shares
1 Year	-4.33%	-5.28%
Since Inception*	-2.70%	-2.70%

Advisor Class Shares†
1 Year	-3.30%	-3.30%
Since Inception*	-1.73%	-1.73%

Class R Shares†
1 Year	-3.81%	-3.81%
Since Inception*	-2.18%	-2.18%

Class K Shares†
1 Year	-3.56%	-3.56%
Since Inception*	-1.95%	-1.95%

Class I Shares†
1 Year	-3.41%	-3.41%
Since Inception*	-1.80%	-1.80%

Class Z Shares†
1 Year	-3.32%	-3.32%
Since Inception*	-1.71%	-1.71%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 27.58%, 20.27%, 27.27%, 16.55%, 11.15%, 26.28% and 26.30% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	23

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.92%
Since Inception*	-4.12%

Class C Shares
1 Year	-3.49%
Since Inception*	-0.88%

Advisor Class Shares†
1 Year	-1.51%
Since Inception*	0.15%

Class R Shares†
1 Year	-2.07%
Since Inception*	-0.37%

Class K Shares†
1 Year	-1.71%
Since Inception*	-0.02%

Class I Shares†
1 Year	-1.56%
Since Inception*	0.14%

Class Z Shares†
1 Year	-1.57%
Since Inception*	0.14%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

24	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.63%	-7.75%
Since Inception*	-2.05%	-5.71%

Class C Shares
1 Year	-4.43%	-5.38%
Since Inception*	-2.81%	-2.81%

Advisor Class Shares†
1 Year	-3.34%	-3.34%
Since Inception*	-1.78%	-1.78%

Class R Shares†
1 Year	-3.90%	-3.90%
Since Inception*	-2.29%	-2.29%

Class K Shares†
1 Year	-3.55%	-3.55%
Since Inception*	-1.96%	-1.96%

Class I Shares†
1 Year	-3.40%	-3.40%
Since Inception*	-1.81%	-1.81%

Class Z Shares†
1 Year	-3.41%	-3.41%
Since Inception*	-1.82%	-1.82%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 10.37%, 13.42%, 25.85%, 8.92%, 6%, 25.05% and 25.09% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.45%, 1.20%, 0.20%, 0.70%, 0.45%, 0.20% and 0.20% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	25

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.87%
Since Inception*	-3.72%

Class C Shares
1 Year	-3.46%
Since Inception*	-0.50%

Advisor Class Shares†
1 Year	-1.41%
Since Inception*	0.62%

Class R Shares†
1 Year	-1.93%
Since Inception*	0.02%

Class K Shares†
1 Year	-1.58%
Since Inception*	0.37%

Class I Shares†
1 Year	-1.43%
Since Inception*	0.54%

Class Z Shares†
1 Year	-1.44%
Since Inception*	0.53%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

26	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.69%	-7.82%
Since Inception*	-2.08%	-5.74%

Class C Shares
1 Year	-4.26%	-5.21%
Since Inception*	-2.71%	-2.71%

Advisor Class Shares†
1 Year	-3.34%	-3.34%
Since Inception*	-1.76%	-1.76%

Class R Shares†
1 Year	-3.91%	-3.91%
Since Inception*	-2.36%	-2.36%

Class K Shares†
1 Year	-3.64%	-3.64%
Since Inception*	-2.02%	-2.02%

Class I Shares†
1 Year	-3.38%	-3.38%
Since Inception*	-1.77%	-1.77%

Class Z Shares†
1 Year	-3.39%	-3.39%
Since Inception*	-1.78%	-1.78%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 14.14%, 16.30%, 13.87%, 7.75%, 6.58%, 23.27% and 23.30% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.44%, 1.19%, 0.19%, 0.69%, 0.44%, 0.19% and 0.19% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	27

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.63%
Since Inception*	-3.27%

Class C Shares
1 Year	-3.08%
Since Inception*	0.11%

Advisor Class Shares†
1 Year	-1.20%
Since Inception*	1.05%

Class R Shares†
1 Year	-1.62%
Since Inception*	0.55%

Class K Shares†
1 Year	-1.35%
Since Inception*	0.82%

Class I Shares†
1 Year	-1.09%
Since Inception*	1.09%

Class Z Shares†
1 Year	-1.10%
Since Inception*	1.08%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

28	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.23%	-7.32%
Since Inception*	-1.73%	-5.41%

Class C Shares
1 Year	-3.80%	-4.75%
Since Inception*	-2.36%	-2.36%

Advisor Class Shares†
1 Year	-2.92%	-2.92%
Since Inception*	-1.43%	-1.43%

Class R Shares†
1 Year	-3.43%	-3.43%
Since Inception*	-1.91%	-1.91%

Class K Shares†
1 Year	-3.25%	-3.25%
Since Inception*	-1.74%	-1.74%

Class I Shares†
1 Year	-2.99%	-2.99%
Since Inception*	-1.49%	-1.49%

Class Z Shares†
1 Year	-2.90%	-2.90%
Since Inception*	-1.41%	-1.41%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 19.47%, 26.45%, 19.32%, 8.86%, 7.71%, 22.88% and 22.90% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.48%, 1.23%, 0.23%, 0.73%, 0.48%, 0.23% and 0.23% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	29

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.00%
Since Inception*	-2.42%

Class C Shares
1 Year	-2.31%
Since Inception*	1.09%

Advisor Class Shares†
1 Year	-0.46%
Since Inception*	2.00%

Class R Shares†
1 Year	-1.02%
Since Inception*	1.45%

Class K Shares†
1 Year	-0.74%
Since Inception*	1.74%

Class I Shares†
1 Year	-0.58%
Since Inception*	1.91%

Class Z Shares†
1 Year	-0.50%
Since Inception*	1.99%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

30	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.40%	-7.50%
Since Inception*	-1.95%	-5.62%

Class C Shares
1 Year	-4.22%	-5.16%
Since Inception*	-2.71%	-2.71%

Advisor Class Shares†
1 Year	-3.22%	-3.22%
Since Inception*	-1.69%	-1.69%

Class R Shares†
1 Year	-3.70%	-3.70%
Since Inception*	-2.22%	-2.22%

Class K Shares†
1 Year	-3.43%	-3.43%
Since Inception*	-1.97%	-1.97%

Class I Shares†
1 Year	-3.17%	-3.17%
Since Inception*	-1.71%	-1.71%

Class Z Shares†
1 Year	-3.18%	-3.18%
Since Inception*	-1.73%	-1.73%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 15.25%, 20.07%, 21.74%, 9.76%, 7.00%, 23.12% and 23.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.49%, 1.24%, 0.24%, 0.74%, 0.49%, 0.24% and 0.24% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	31

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-4.95%
Since Inception*	-2.07%

Class C Shares
1 Year	-2.50%
Since Inception*	1.22%

Advisor Class Shares†
1 Year	-0.45%
Since Inception*	2.32%

Class R Shares†
1 Year	-1.07%
Since Inception*	1.73%

Class K Shares†
1 Year	-0.70%
Since Inception*	2.01%

Class I Shares†
1 Year	-0.43%
Since Inception*	2.28%

Class Z Shares†
1 Year	-0.45%
Since Inception*	2.27%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

32	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.47%	-7.60%
Since Inception*	-2.17%	-5.83%

Class C Shares
1 Year	-4.00%	-4.95%
Since Inception*	-2.76%	-2.76%

Advisor Class Shares†
1 Year	-3.19%	-3.19%
Since Inception*	-1.90%	-1.90%

Class R Shares†
1 Year	-3.62%	-3.62%
Since Inception*	-2.30%	-2.30%

Class K Shares†
1 Year	-3.40%	-3.40%
Since Inception*	-2.09%	-2.09%

Class I Shares†
1 Year	-3.13%	-3.13%
Since Inception*	-1.84%	-1.84%

Class Z Shares†
1 Year	-3.14%	-3.14%
Since Inception*	-1.85%	-1.85%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 24.52%, 30.82%, 29.71%, 15.26%, 6.32%, 19.34% and 17.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.52%, 1.27%, 0.27%, 0.77%, 0.52%, 0.27% and 0.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	33

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-4.91%
Since Inception*	-1.88%

Class C Shares
1 Year	-2.36%
Since Inception*	1.59%

Advisor Class Shares†
1 Year	-0.39%
Since Inception*	2.52%

Class R Shares†
1 Year	-0.95%
Since Inception*	1.98%

Class K Shares†
1 Year	-0.63%
Since Inception*	2.31%

Class I Shares†
1 Year	-0.47%
Since Inception*	2.49%

Class Z Shares†
1 Year	-0.37%
Since Inception*	2.58%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

34	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.89%	-7.96%
Since Inception*	-2.34%	-6.00%

Class C Shares
1 Year	-4.62%	-5.57%
Since Inception*	-3.13%	-3.13%

Advisor Class Shares†
1 Year	-3.70%	-3.70%
Since Inception*	-2.17%	-2.17%

Class R Shares†
1 Year	-4.14%	-4.14%
Since Inception*	-2.66%	-2.66%

Class K Shares†
1 Year	-3.92%	-3.92%
Since Inception*	-2.36%	-2.36%

Class I Shares†
1 Year	-3.76%	-3.76%
Since Inception*	-2.21%	-2.21%

Class Z Shares†
1 Year	-3.76%	-3.76%
Since Inception*	-2.21%	-2.21%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 29.07%, 27.64%, 30.04%, 16.27%, 8.27%, 23.74% and 16.83% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.51%, 1.26%, 0.26%, 0.76%, 0.51%, 0.26% and 0.26% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	35

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.11%
Since Inception*	-2.09%

Class C Shares
1 Year	-2.63%
Since Inception*	1.33%

Advisor Class Shares†
1 Year	-0.63%
Since Inception*	2.29%

Class R Shares†
1 Year	-1.17%
Since Inception*	1.77%

Class K Shares†
1 Year	-0.86%
Since Inception*	2.09%

Class I Shares†
1 Year	-0.70%
Since Inception*	2.26%

Class Z Shares†
1 Year	-0.70%
Since Inception*	2.26%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

36	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-4.28%	-8.34%
Since Inception*	-2.65%	-6.29%

Class C Shares
1 Year	-5.07%	-6.02%
Since Inception*	-3.40%	-3.40%

Advisor Class Shares†
1 Year	-4.16%	-4.16%
Since Inception*	-2.45%	-2.45%

Class R Shares†
1 Year	-4.53%	-4.53%
Since Inception*	-2.88%	-2.88%

Class K Shares†
1 Year	-4.33%	-4.33%
Since Inception*	-2.69%	-2.69%

Class I Shares†
1 Year	-4.07%	-4.07%
Since Inception*	-2.36%	-2.36%

Class Z Shares†
1 Year	-4.08%	-4.08%
Since Inception*	-2.37%	-2.37%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 37.05%, 41.74%, 40.76%, 25.92%, 16.92%, 27.87% and 27.91% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.52%, 1.27%, 0.27%, 0.77%, 0.52%, 0.27% and 0.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	37

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.22%
Since Inception*	-2.15%

Class C Shares
1 Year	-2.80%
Since Inception*	1.12%

Advisor Class Shares†
1 Year	-0.82%
Since Inception*	2.15%

Class R Shares†
1 Year	-1.36%
Since Inception*	1.63%

Class K Shares†
1 Year	-1.17%
Since Inception*	1.84%

Class I Shares†
1 Year	-0.91%
Since Inception*	2.10%

Class Z Shares†
1 Year	-0.82%
Since Inception*	2.19%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

38	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-4.79%	-8.82%
Since Inception*	-3.02%	-6.65%

Class C Shares
1 Year	-5.50%	-6.44%
Since Inception*	-3.79%	-3.79%

Advisor Class Shares†
1 Year	-4.52%	-4.52%
Since Inception*	-2.78%	-2.78%

Class R Shares†
1 Year	-5.06%	-5.06%
Since Inception*	-3.27%	-3.27%

Class K Shares†
1 Year	-4.83%	-4.83%
Since Inception*	-3.05%	-3.05%

Class I Shares†
1 Year	-4.48%	-4.48%
Since Inception*	-2.72%	-2.72%

Class Z Shares†
1 Year	-4.48%	-4.48%
Since Inception*	-2.73%	-2.73%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 23.24%, 25.10%, 23.11%, 22.65%, 17.26%, 22.62% and 22.61% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Effective January 6, 2016 contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Portfolio fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.52%, 1.27%, 0.27%, 0.77%, 0.52%, 0.27% and 0.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	39

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.78%
Since Inception*	-2.71%

Class C Shares
1 Year	-3.37%
Since Inception*	0.55%

Advisor Class Shares†
1 Year	-1.36%
Since Inception*	1.62%

Class R Shares†
1 Year	-1.90%
Since Inception*	1.11%

Class K Shares†
1 Year	-1.66%
Since Inception*	1.35%

Class I Shares†
1 Year	-1.41%
Since Inception*	1.61%

Class Z Shares†
1 Year	-1.42%
Since Inception*	1.60%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

40	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Funds invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Funds invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$965.10	$1.98	0.40%
Hypothetical**	$1,000	$1,023.13	$2.03	0.40%
Class C
Actual	$1,000	$961.10	$5.62	1.14%
Hypothetical**	$1,000	$1,019.41	$5.79	1.14%
Advisor Class
Actual	$1,000	$965.30	$0.74	0.15%
Hypothetical**	$1,000	$1,024.38	$0.76	0.15%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	41

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class R
Actual	$1,000	$963.10	$3.26	0.66%
Hypothetical**	$1,000	$1,021.82	$3.35	0.66%
Class K
Actual	$1,000	$964.00	$1.97	0.40%
Hypothetical**	$1,000	$1,023.13	$2.03	0.40%
Class I
Actual	$1,000	$965.40	$0.74	0.15%
Hypothetical**	$1,000	$1,024.38	$0.76	0.15%
Class Z
Actual	$1,000	$965.30	$0.69	0.14%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$955.50	$1.92	0.39%
Hypothetical**	$1,000	$1,023.18	$1.98	0.39%
Class C
Actual	$1,000	$952.20	$5.59	1.14%
Hypothetical**	$1,000	$1,019.41	$5.79	1.14%
Advisor Class
Actual	$1,000	$957.30	$0.69	0.14%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%
Class R
Actual	$1,000	$954.40	$3.14	0.64%
Hypothetical**	$1,000	$1,021.92	$3.25	0.64%
Class K
Actual	$1,000	$955.00	$1.92	0.39%
Hypothetical**	$1,000	$1,023.18	$1.98	0.39%
Class I
Actual	$1,000	$956.30	$0.64	0.13%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%
Class Z
Actual	$1,000	$956.30	$0.64	0.13%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%

AB Multi-Manager Select 2015 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$949.40	$2.01	0.41%
Hypothetical**	$1,000	$1,023.08	$2.08	0.41%

42	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$946.40	$5.72	1.17%
Hypothetical**	$1,000	$1,019.25	$5.94	1.17%
Advisor Class
Actual	$1,000	$951.00	$0.83	0.17%
Hypothetical**	$1,000	$1,024.28	$0.87	0.17%
Class R
Actual	$1,000	$948.50	$3.28	0.67%
Hypothetical**	$1,000	$1,021.77	$3.40	0.67%
Class K
Actual	$1,000	$949.10	$2.06	0.42%
Hypothetical**	$1,000	$1,023.03	$2.14	0.42%
Class I
Actual	$1,000	$949.60	$0.83	0.17%
Hypothetical**	$1,000	$1,024.28	$0.87	0.17%
Class Z
Actual	$1,000	$950.60	$0.83	0.17%
Hypothetical**	$1,000	$1,024.28	$0.87	0.17%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$943.10	$2.25	0.46%
Hypothetical**	$1,000	$1,022.82	$2.34	0.46%
Class C
Actual	$1,000	$939.80	$5.90	1.21%
Hypothetical**	$1,000	$1,019.05	$6.14	1.21%
Advisor Class
Actual	$1,000	$944.00	$1.03	0.21%
Hypothetical**	$1,000	$1,024.08	$1.07	0.21%
Class R
Actual	$1,000	$942.00	$3.47	0.71%
Hypothetical**	$1,000	$1,021.57	$3.61	0.71%
Class K
Actual	$1,000	$943.50	$2.25	0.46%
Hypothetical**	$1,000	$1,022.82	$2.34	0.46%
Class I
Actual	$1,000	$944.10	$1.03	0.21%
Hypothetical**	$1,000	$1,024.08	$1.07	0.21%
Class Z
Actual	$1,000	$944.00	$1.03	0.21%
Hypothetical**	$1,000	$1,024.08	$1.07	0.21%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	43

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2025 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$935.10	$2.19	0.45%
Hypothetical**	$1,000	$1,022.87	$2.29	0.45%
Class C
Actual	$1,000	$932.30	$5.83	1.20%
Hypothetical**	$1,000	$1,019.10	$6.09	1.20%
Advisor Class
Actual	$1,000	$936.70	$0.97	0.20%
Hypothetical**	$1,000	$1,024.13	$1.02	0.20%
Class R
Actual	$1,000	$933.40	$3.40	0.70%
Hypothetical**	$1,000	$1,021.62	$3.56	0.70%
Class K
Actual	$1,000	$935.10	$2.19	0.45%
Hypothetical**	$1,000	$1,022.87	$2.29	0.45%
Class I
Actual	$1,000	$936.70	$0.97	0.20%
Hypothetical**	$1,000	$1,024.13	$1.02	0.20%
Class Z
Actual	$1,000	$936.60	$0.97	0.20%
Hypothetical**	$1,000	$1,024.13	$1.02	0.20%

AB Multi-Manager Select 2030 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$929.50	$2.38	0.49%
Hypothetical**	$1,000	$1,022.67	$2.49	0.49%
Class C
Actual	$1,000	$926.70	$6.01	1.24%
Hypothetical**	$1,000	$1,018.90	$6.29	1.24%
Advisor Class
Actual	$1,000	$930.70	$1.16	0.24%
Hypothetical**	$1,000	$1,023.93	$1.22	0.24%
Class R
Actual	$1,000	$928.70	$3.59	0.74%
Hypothetical**	$1,000	$1,021.42	$3.76	0.74%
Class K
Actual	$1,000	$929.50	$2.38	0.49%
Hypothetical**	$1,000	$1,022.67	$2.49	0.49%
Class I
Actual	$1,000	$930.30	$1.16	0.24%
Hypothetical**	$1,000	$1,023.93	$1.22	0.24%
Class Z
Actual	$1,000	$931.10	$1.16	0.24%
Hypothetical**	$1,000	$1,023.93	$1.22	0.24%

44	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2035 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$919.70	$2.36	0.49%
Hypothetical**	$1,000	$1,022.67	$2.49	0.49%
Class C
Actual	$1,000	$915.50	$5.97	1.24%
Hypothetical**	$1,000	$1,018.90	$6.29	1.24%
Advisor Class
Actual	$1,000	$921.50	$1.16	0.24%
Hypothetical**	$1,000	$1,023.93	$1.22	0.24%
Class R
Actual	$1,000	$917.90	$3.57	0.74%
Hypothetical**	$1,000	$1,021.42	$3.76	0.74%
Class K
Actual	$1,000	$919.50	$2.36	0.49%
Hypothetical**	$1,000	$1,022.67	$2.49	0.49%
Class I
Actual	$1,000	$920.30	$1.16	0.24%
Hypothetical**	$1,000	$1,023.93	$1.22	0.24%
Class Z
Actual	$1,000	$920.10	$1.16	0.24%
Hypothetical**	$1,000	$1,023.93	$1.22	0.24%

AB Multi-Manager Select 2040 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$912.50	$2.55	0.53%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%
Class C
Actual	$1,000	$909.10	$6.14	1.28%
Hypothetical**	$1,000	$1,018.70	$6.50	1.28%
Advisor Class
Actual	$1,000	$912.50	$1.35	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%
Class R
Actual	$1,000	$911.10	$3.75	0.78%
Hypothetical**	$1,000	$1,021.22	$3.96	0.78%
Class K
Actual	$1,000	$912.30	$2.55	0.53%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%
Class I
Actual	$1,000	$913.10	$1.35	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%
Class Z
Actual	$1,000	$912.90	$1.35	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	45

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2045 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$908.10	$2.54	0.53%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%
Class C
Actual	$1,000	$903.70	$6.13	1.28%
Hypothetical**	$1,000	$1,018.70	$6.50	1.28%
Advisor Class
Actual	$1,000	$908.10	$1.34	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%
Class R
Actual	$1,000	$905.70	$3.74	0.78%
Hypothetical**	$1,000	$1,021.22	$3.96	0.78%
Class K
Actual	$1,000	$906.90	$2.54	0.53%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%
Class I
Actual	$1,000	$908.40	$1.34	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%
Class Z
Actual	$1,000	$908.40	$1.39	0.29%
Hypothetical**	$1,000	$1,023.68	$1.48	0.29%
AB Multi-Manager Select 2050 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$906.10	$2.54	0.53%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%
Class C
Actual	$1,000	$902.90	$6.12	1.28%
Hypothetical**	$1,000	$1,018.70	$6.50	1.28%
Advisor Class
Actual	$1,000	$907.30	$1.34	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%
Class R
Actual	$1,000	$905.50	$3.74	0.78%
Hypothetical**	$1,000	$1,021.22	$3.96	0.78%
Class K
Actual	$1,000	$906.50	$2.54	0.53%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%
Class I
Actual	$1,000	$908.20	$1.34	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%
Class Z
Actual	$1,000	$908.10	$1.34	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%

46	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2055 Fund

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$903.10	$2.54	0.53%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%
Class C
Actual	$1,000	$898.80	$6.11	1.28%
Hypothetical**	$1,000	$1,018.70	$6.50	1.28%
Advisor Class
Actual	$1,000	$903.90	$1.34	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%
Class R
Actual	$1,000	$901.50	$3.73	0.78%
Hypothetical**	$1,000	$1,021.22	$3.96	0.78%
Class K
Actual	$1,000	$903.60	$2.54	0.53%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%
Class I
Actual	$1,000	$904.30	$1.34	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%
Class Z
Actual	$1,000	$904.30	$1.34	0.28%
Hypothetical**	$1,000	$1,023.73	$1.42	0.28%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	47

Expense Example

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $9,817

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

48	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $16,789

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	49

Portfolio Summary

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $43,359

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

50	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $75,464

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	51

Portfolio Summary

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $97,533

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

52	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $69,993

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	53

Portfolio Summary

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $57,100

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

54	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $47,531

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	55

Portfolio Summary

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $35,729

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

56	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $14,107

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	57

Portfolio Summary

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $12,983

*	All data are as of January 31, 2016. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. The percentages may vary over time.

58	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.5%
Funds and Investment Trusts – 98.5%(a)
AB All Market Real Return Portfolio – Class Z	44,165	$306,065
AB Bond Inflation Strategy Portfolio – Class Z	47,649	490,306
AB Concentrated Growth Portfolio – Class Z(b)	3,511	87,809
AB Global Bond Fund, Inc. – Class Z	24,002	197,298
AB Global Real Estate Investment Fund II – Class I	28,506	283,634
AB Growth and Income Fund, Inc. – Class Z	73,037	377,601
AB High Income Fund, Inc. – Class Z	49,880	392,555
AB Intermediate Bond Portfolio – Class Z	72,291	788,700
AB Unconstrained Bond Fund, Inc. – Class Z	35,226	291,315
AQR Large Cap Defensive Style Fund – Class R6	34,120	481,098
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	13,437	75,517
Franklin Growth Fund – Class R6	1,345	92,575
Franklin Low Duration Total Return Fund – Class R6	120,499	1,174,865
iShares 20+ Year Treasury Bond ETF	794	101,076
iShares Core S&P 500 ETF	1,010	196,566
MFS Institutional International Equity Fund	4,804	92,913
MFS New Discovery Fund – Class R5(b)	3,910	86,257
MFS Total Return Bond Fund – Class R5	27,932	295,517
MFS Value Fund – Class R5	3,010	94,667
T. Rowe Price Dividend Growth Fund, Inc.	15,024	495,338
T. Rowe Price Emerging Markets Stock Fund	2,452	65,749
T. Rowe Price Inflation Protected Bond Fund, Inc.	51,075	594,516
T. Rowe Price Institutional Long Duration Credit Fund	19,867	195,489
T. Rowe Price International Funds – International Discovery Fund	1,819	92,053
Templeton Global Bond Fund – Class R6	51,579	589,028
Vanguard FTSE Developed Markets ETF	5,668	196,623
Vanguard FTSE Emerging Markets ETF	2,091	64,466
Vanguard Short-Term Bond ETF	12,478	1,000,736
Vanguard Total Bond Market ETF	5,755	470,529

Total Investment Companies (cost $10,028,328)		9,670,861

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $98,103)	98,103	98,103

Total Investments – 99.5% (cost $10,126,431)		9,768,964
Other assets less liabilities – 0.5%		47,772

Net Assets – 100.0%		$9,816,736

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	59

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

60	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.7%
Funds and Investment Trusts – 98.7%(a)
AB All Market Growth Portfolio – Class Z(b)	20,818	$168,626
AB All Market Real Return Portfolio – Class Z	93,561	648,378
AB Bond Inflation Strategy Portfolio – Class Z	99,767	1,026,600
AB Concentrated Growth Portfolio – Class Z(b)	6,204	155,170
AB Global Bond Fund, Inc. – Class Z	62,510	513,834
AB Global Real Estate Investment Fund II – Class I	49,231	489,844
AB Growth and Income Fund, Inc. – Class Z	124,967	646,081
AB High Income Fund, Inc. – Class Z	106,334	836,850
AB Intermediate Bond Portfolio – Class Z	62,627	683,255
AB Unconstrained Bond Fund, Inc. – Class Z	40,608	335,830
AQR Large Cap Defensive Style Fund – Class R6	73,957	1,042,795
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	22,526	126,597
AQR Style Premia Alternative Fund – Class R6	34,774	359,218
Franklin Growth Fund – Class R6	2,310	158,971
Franklin Low Duration Total Return Fund – Class R6	118,348	1,153,892
iShares 20+ Year Treasury Bond ETF	1,383	176,056
iShares Core S&P 500 ETF	6,019	1,171,418
MFS Institutional International Equity Fund	8,251	159,577
MFS New Discovery Fund – Class R5(b)	6,932	152,930
MFS Total Return Bond Fund – Class R5	80,645	853,222
MFS Value Fund – Class R5	5,171	162,610
T. Rowe Price Dividend Growth Fund, Inc.	24,686	813,888
T. Rowe Price Emerging Markets Stock Fund	10,047	269,359
T. Rowe Price Inflation Protected Bond Fund, Inc.	73,739	858,322
T. Rowe Price Institutional Long Duration Credit Fund	34,507	339,552
T. Rowe Price International Funds – International Discovery Fund	3,109	157,353
Templeton Global Bond Fund – Class R6	87,986	1,004,797
Vanguard FTSE Developed Markets ETF	14,499	502,970
Vanguard FTSE Emerging Markets ETF	3,592	110,741
Vanguard Mid-Cap ETF	1,438	159,575
Vanguard Short-Term Bond ETF	6,530	523,706
Vanguard Total Bond Market ETF	9,922	811,223

Total Investment Companies (cost $17,245,902)		16,573,240

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	61

AB Multi-Manager Select 2010 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $161,976)	161,976	$161,976

Total Investments – 99.7% (cost $17,407,878)		16,735,216
Other assets less liabilities – 0.3%		53,403

Net Assets – 100.0%		$16,788,619

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

62	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2010 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.7%
Funds and Investment Trusts – 98.7%(a)
AB All Market Growth Portfolio – Class Z(b)	54,728	$443,296
AB All Market Real Return Portfolio – Class Z	186,581	1,293,009
AB Bond Inflation Strategy Portfolio – Class Z	219,379	2,257,408
AB Concentrated Growth Portfolio – Class Z(b)	15,801	395,190
AB Global Bond Fund, Inc. – Class Z	218,303	1,794,452
AB Global Real Estate Investment Fund II – Class I	176,133	1,752,520
AB Growth and Income Fund, Inc. – Class Z	331,284	1,712,738
AB High Income Fund, Inc. – Class Z	329,229	2,591,035
AB Intermediate Bond Portfolio – Class Z	123,034	1,342,304
AB Unconstrained Bond Fund, Inc. – Class Z	105,745	874,508
AQR Large Cap Defensive Style Fund – Class R6	186,025	2,622,954
AQR Long-Short Equity Fund – Class R6	74,201	897,088
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	76,257	428,566
AQR Style Premia Alternative Fund – Class R6	124,509	1,286,177
Franklin Growth Fund – Class R6	12,458	857,466
Franklin Low Duration Total Return Fund – Class R6	43,941	428,420
iShares 20+ Year Treasury Bond ETF	3,604	458,789
iShares Core S&P 500 ETF	22,197	4,319,980
MFS Institutional International Equity Fund	43,603	843,273
MFS New Discovery Fund – Class R5(b)	17,522	386,541
MFS Total Return Bond Fund – Class R5	126,705	1,340,534
MFS Value Fund – Class R5	14,143	444,811
T. Rowe Price Dividend Growth Fund, Inc.	78,220	2,578,927
T. Rowe Price Emerging Markets Stock Fund	43,888	1,176,643
T. Rowe Price Inflation Protected Bond Fund, Inc.	184,672	2,149,583
T. Rowe Price Institutional Long Duration Credit Fund	90,962	895,069
T. Rowe Price International Funds – International Discovery Fund	8,168	413,366
Templeton Global Bond Fund – Class R6	226,999	2,592,331
Vanguard FTSE Developed Markets ETF	49,910	1,731,378
Vanguard FTSE Emerging Markets ETF	9,152	282,156
Vanguard Mid-Cap ETF	3,551	394,054
Vanguard Total Bond Market ETF	21,925	1,792,588

Total Investment Companies (cost $44,847,758)		42,777,154

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	63

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $529,396)	529,396	$529,396

Total Investments – 99.9% (cost $45,377,154)		43,306,550
Other assets less liabilities – 0.1%		52,423

Net Assets – 100.0%		$43,358,973

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

64	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 98.7%
Funds and Investment Trusts – 98.7%(a)
AB All Market Growth Portfolio – Class Z(b)	90,862		$735,985
AB All Market Real Return Portfolio – Class Z	328,188		2,274,341
AB Bond Inflation Strategy Portfolio – Class Z	225,907		2,324,586
AB Concentrated Growth Portfolio – Class Z(b)	27,638		691,234
AB Discovery Value Fund – Class Z	42,822		706,140
AB Global Bond Fund, Inc. – Class Z	379,678		3,120,957
AB Global Real Estate Investment Fund II – Class I	299,126		2,976,301
AB Growth and Income Fund, Inc. – Class Z	725,297		3,749,785
AB High Income Fund, Inc. – Class Z	670,045		5,273,252
AB Intermediate Bond Portfolio – Class Z	142,620		1,555,989
AB Unconstrained Bond Fund, Inc. – Class Z	180,735		1,494,682
AQR Large Cap Defensive Style Fund – Class R6	333,339		4,700,073
AQR Long-Short Equity Fund – Class R6	195,240		2,360,454
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	133,516		750,359
AQR Small Cap Momentum Style Fund – Class R6	38,255		674,051
AQR Style Premia Alternative Fund – Class R6	156,385		1,615,456
Franklin Growth Fund – Class R6	32,322		2,224,697
Franklin Low Duration Total Return Fund – Class R6	– 0	–*	– 0	–^
iShares 20+ Year Treasury Bond ETF	6,308		803,008
iShares Core S&P 500 ETF	38,730		7,537,632
MFS Institutional International Equity Fund	74,489		1,440,610
MFS New Discovery Fund – Class R5(b)	30,650		676,140
MFS Total Return Bond Fund – Class R5	71,723		758,827
MFS Value Fund – Class R5	71,824		2,258,848
T. Rowe Price Dividend Growth Fund, Inc.	137,355		4,528,601
T. Rowe Price Emerging Markets Stock Fund	77,199		2,069,712
T. Rowe Price Inflation Protected Bond Fund, Inc.	200,880		2,338,237
T. Rowe Price Institutional Long Duration Credit Fund	154,980		1,525,004
T. Rowe Price International Funds – International Discovery Fund	28,573		1,446,095
Templeton Global Bond Fund – Class R6	396,164		4,524,197
Vanguard FTSE Developed Markets ETF	87,078		3,020,736
Vanguard FTSE Emerging Markets ETF	15,820		487,731
Vanguard Mid-Cap ETF	6,174		685,129
Vanguard Total Bond Market ETF	38,122		3,116,855

Total Investment Companies (cost $78,874,440)			74,445,704

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	65

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $1,017,207)	1,017,207	$1,017,207

Total Investments – 100.0% (cost $79,891,647)		75,462,911
Other assets less liabilities – 0.0%		870

Net Assets – 100.0%		$75,463,781

*	Amount less than 0.5 shares.

^	Less than $0.50.

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

66	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 98.3%
Funds and Investment Trusts – 98.3%(a)
AB All Market Growth Portfolio – Class Z(b)	238,208		$1,929,486
AB All Market Real Return Portfolio – Class Z	283,122		1,962,036
AB Concentrated Growth Portfolio – Class Z(b)	76,833		1,921,583
AB Discovery Growth Fund, Inc. – Class Z(b)	108,630		848,397
AB Discovery Value Fund – Class Z	58,146		958,823
AB Global Bond Fund, Inc. – Class Z	488,940		4,019,091
AB Global Real Estate Investment Fund II – Class I	389,118		3,871,720
AB Growth and Income Fund, Inc. – Class Z	1,313,701		6,791,835
AB High Income Fund, Inc. – Class Z	864,234		6,801,522
AB Intermediate Bond Portfolio – Class Z	183,666		2,003,794
AB Unconstrained Bond Fund, Inc. – Class Z	115,269		953,279
AQR Large Cap Defensive Style Fund – Class R6	414,170		5,839,792
AQR Long-Short Equity Fund – Class R6	249,738		3,019,336
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	170,229		956,685
AQR Small Cap Momentum Style Fund – Class R6	48,826		860,314
AQR Style Premia Alternative Fund – Class R6	200,161		2,067,659
Franklin Growth Fund – Class R6	56,219		3,869,540
iShares Core S&P 500 ETF	49,960		9,723,215
MFS Institutional International Equity Fund	150,419		2,909,110
MFS New Discovery Fund – Class R5(b)	39,120		862,980
MFS Total Return Bond Fund – Class R5	– 0	–*	– 0	–^
MFS Value Fund – Class R5	123,890		3,896,330
T. Rowe Price Dividend Growth Fund, Inc.	177,704		5,858,911
T. Rowe Price Emerging Markets Stock Fund	99,857		2,677,180
T. Rowe Price Inflation Protected Bond Fund, Inc.	172,449		2,007,309
T. Rowe Price Institutional Long Duration Credit Fund	203,740		2,004,807
T. Rowe Price International Funds – International Discovery Fund	37,392		1,892,391
Templeton Global Bond Fund – Class R6	425,729		4,861,828
Vanguard FTSE Developed Markets ETF	140,403		4,870,580
Vanguard FTSE Emerging Markets ETF	57,664		1,777,781
Vanguard Mid-Cap ETF	7,759		861,016
Vanguard Total Bond Market ETF	36,818		3,010,240

Total Investment Companies (cost $102,312,487)			95,888,570

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	67

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $1,527,305)	1,527,305	$1,527,305

Total Investments – 99.9% (cost $103,839,792)		97,415,875
Other assets less liabilities – 0.1%		117,196

Net Assets – 100.0%		$97,533,071

*	Amount less than 0.5 shares.

^	Less than $0.50.

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

68	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 99.2%
Funds and Investment Trusts – 99.2%(a)
AB All Market Growth Portfolio – Class Z(b)	174,099		$1,410,200
AB All Market Real Return Portfolio – Class Z	99,367		688,614
AB Concentrated Growth Portfolio – Class Z(b)	55,620		1,391,064
AB Discovery Growth Fund, Inc. – Class Z(b)	79,616		621,799
AB Discovery Value Fund – Class Z	81,131		1,337,841
AB Global Bond Fund, Inc. – Class Z	353,038		2,901,968
AB Global Real Estate Investment Fund II – Class I	279,821		2,784,219
AB Growth and Income Fund, Inc. – Class Z	1,222,591		6,320,794
AB High Income Fund, Inc. – Class Z	442,838		3,485,137
AB Intermediate Bond Portfolio – Class Z	133,632		1,457,928
AB Unconstrained Bond Fund, Inc. – Class Z	84,524		699,016
AQR Large Cap Defensive Style Fund – Class R6	315,642		4,450,555
AQR Long-Short Equity Fund – Class R6	246,647		2,981,963
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	124,867		701,754
AQR Small Cap Momentum Style Fund – Class R6	37,230		655,991
AQR Style Premia Alternative Fund – Class R6	74,042		764,858
Franklin Growth Fund – Class R6	40,608		2,795,074
iShares Core S&P 500 ETF	32,241		6,274,743
MFS Institutional International Equity Fund	145,197		2,808,102
MFS New Discovery Fund – Class R5(b)	62,277		1,373,839
MFS Value Fund – Class R5	179,384		5,641,608
T. Rowe Price Dividend Growth Fund, Inc.	107,192		3,534,123
T. Rowe Price Emerging Markets Stock Fund	99,059		2,655,772
T. Rowe Price Inflation Protected Bond Fund, Inc.	– 0	–*	3
T. Rowe Price Institutional Long Duration Credit Fund	– 0	–*	– 0	–^
T. Rowe Price International Funds – International Discovery Fund	26,728		1,352,718
Templeton Global Bond Fund – Class R6	182,950		2,089,283
Vanguard FTSE Developed Markets ETF	100,670		3,492,242
Vanguard FTSE Emerging Markets ETF	41,647		1,283,977
Vanguard Mid-Cap ETF	11,694		1,297,683
Vanguard Total Bond Market ETF	26,582		2,173,344

Total Investment Companies (cost $74,521,359)			69,426,212

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	69

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $514,081)	514,081	$514,081

Total Investments – 99.9% (cost $75,035,440)		69,940,293
Other assets less liabilities – 0.1%		53,009

Net Assets – 100.0%		$69,993,302

*	Amount less than 0.5 shares.

^	Less than $0.50.

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

70	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.6%
Funds and Investment Trusts – 98.6%(a)
AB All Market Growth Portfolio – Class Z(b)	218,886	$1,772,974
AB Concentrated Growth Portfolio – Class Z(b)	89,849	2,247,129
AB Discovery Value Fund – Class Z	99,139	1,634,797
AB Global Bond Fund, Inc. – Class Z	73,225	601,906
AB Global Real Estate Investment Fund II – Class I	171,646	1,707,877
AB Growth and Income Fund, Inc. – Class Z	1,582,245	8,180,205
AB High Income Fund, Inc. – Class Z	216,934	1,707,268
AB Intermediate Bond Portfolio – Class Z	110,128	1,201,501
AQR Large Cap Defensive Style Fund – Class R6	202,986	2,862,109
AQR Long-Short Equity Fund – Class R6	195,864	2,367,991
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	105,491	592,862
AQR Small Cap Momentum Style Fund – Class R6	63,048	1,110,911
Franklin Growth Fund – Class R6	41,168	2,833,613
iShares Core S&P 500 ETF	23,381	4,550,410
MFS Institutional International Equity Fund	117,274	2,268,074
MFS New Discovery Fund – Class R5(b)	50,298	1,109,581
MFS Value Fund – Class R5	162,992	5,126,091
T. Rowe Price Dividend Growth Fund, Inc.	68,021	2,242,647
T. Rowe Price Emerging Markets Stock Fund	80,007	2,144,995
T. Rowe Price International Funds – International Discovery Fund	32,709	1,655,408
Templeton Global Bond Fund – Class R6	99,312	1,134,142
Vanguard FTSE Developed Markets ETF	98,559	3,419,012
Vanguard FTSE Emerging Markets ETF	51,258	1,580,284
Vanguard Mid-Cap ETF	9,370	1,039,789
Vanguard Total Bond Market ETF	14,705	1,202,281

Total Investment Companies (cost $60,876,534)		56,293,857

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $738,367)	738,367	738,367

Total Investments – 99.9% (cost $61,614,901)		57,032,224
Other assets less liabilities – 0.1%		67,737

Net Assets – 100.0%		$57,099,961

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	71

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

72	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Growth Portfolio – Class Z(b)	176,425	$1,429,040
AB Concentrated Growth Portfolio – Class Z(b)	112,071	2,802,899
AB Discovery Value Fund – Class Z	86,656	1,428,958
AB Global Real Estate Investment Fund II – Class I	95,069	945,937
AB Growth and Income Fund, Inc. – Class Z	1,470,550	7,602,745
AB High Income Fund, Inc. – Class Z	60,369	475,100
AB Intermediate Bond Portfolio – Class Z	91,490	998,153
AQR Large Cap Defensive Style Fund – Class R6	102,360	1,443,272
AQR Long-Short Equity Fund – Class R6	163,279	1,974,039
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	65,276	366,853
AQR Small Cap Momentum Style Fund – Class R6	53,550	943,544
Franklin Growth Fund – Class R6	41,566	2,860,993
iShares Core S&P 500 ETF	19,454	3,786,137
MFS Institutional International Equity Fund	123,267	2,383,993
MFS New Discovery Fund – Class R5(b)	63,513	1,401,104
MFS Value Fund – Class R5	182,347	5,734,826
T. Rowe Price Dividend Growth Fund, Inc.	42,881	1,413,776
T. Rowe Price Emerging Markets Stock Fund	67,152	1,800,342
T. Rowe Price International Funds – International Discovery Fund	28,194	1,426,916
Vanguard FTSE Developed Markets ETF	82,019	2,845,239
Vanguard FTSE Emerging Markets ETF	59,081	1,821,467
Vanguard Mid-Cap ETF	3,544	393,278
Vanguard Total Bond Market ETF	12,105	989,705

Total Investment Companies (cost $51,533,630)		47,268,316

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $239,726)	239,726	239,726

Total Investments – 100.0% (cost $51,773,356)		47,508,042
Other assets less liabilities – 0.0%		23,107

Net Assets – 100.0%		$47,531,149

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	73

AB Multi-Manager Select 2040 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

74	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2040 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Growth Portfolio – Class Z(b)	131,673	$1,066,549
AB Concentrated Growth Portfolio – Class Z(b)	84,522	2,113,906
AB Discovery Value Fund – Class Z	85,288	1,406,403
AB Global Real Estate Investment Fund II – Class I	70,613	702,598
AB Growth and Income Fund, Inc. – Class Z	1,101,030	5,692,327
AB Intermediate Bond Portfolio – Class Z	67,603	737,547
AQR Large Cap Defensive Style Fund – Class R6	24,808	349,792
AQR Long-Short Equity Fund – Class R6	122,601	1,482,250
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	32,399	182,084
AQR Small Cap Momentum Style Fund – Class R6	39,534	696,587
Franklin Growth Fund – Class R6	30,887	2,125,939
iShares Core S&P 500 ETF	14,645	2,850,210
MFS Institutional International Equity Fund	110,311	2,133,408
MFS New Discovery Fund – Class R5(b)	47,315	1,043,762
MFS Value Fund – Class R5	158,997	5,000,470
T. Rowe Price Dividend Growth Fund, Inc.	21,266	701,139
T. Rowe Price Emerging Markets Stock Fund	50,173	1,345,149
T. Rowe Price International Funds – International Discovery Fund	27,482	1,390,840
Vanguard FTSE Developed Markets ETF	61,753	2,142,212
Vanguard FTSE Emerging Markets ETF	43,435	1,339,101
Vanguard Mid-Cap ETF	2,822	313,157
Vanguard Total Bond Market ETF	9,226	754,318

Total Investment Companies (cost $38,770,465)		35,569,748

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $159,809)	159,809	159,809

Total Investments – 100.0% (cost $38,930,274)		35,729,557
Other assets less liabilities – 0.0%		(737)

Net Assets – 100.0%		$35,728,820

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	75

AB Multi-Manager Select 2045 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

76	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2045 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.5%
Funds and Investment Trusts – 98.5%(a)
AB All Market Growth Portfolio – Class Z(b)	71,661	$580,453
AB Concentrated Growth Portfolio – Class Z(b)	27,495	687,645
AB Discovery Value Fund – Class Z	32,554	536,820
AB Global Real Estate Investment Fund II – Class I	27,817	276,782
AB Growth and Income Fund, Inc. – Class Z	428,060	2,213,072
AB Intermediate Bond Portfolio – Class Z	27,043	295,035
AQR Long-Short Equity Fund – Class R6	35,387	427,833
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	12,422	69,809
AQR Small Cap Momentum Style Fund – Class R6	14,772	260,281
Franklin Growth Fund – Class R6	16,182	1,113,813
iShares Core S&P 500 ETF	5,754	1,119,844
MFS Institutional International Equity Fund	43,068	832,930
MFS New Discovery Fund – Class R5(b)	18,473	407,521
MFS Value Fund – Class R5	61,709	1,940,742
T. Rowe Price Emerging Markets Stock Fund	30,176	809,003
T. Rowe Price International Funds – International Discovery Fund	10,803	546,760
Vanguard FTSE Developed Markets ETF	24,242	840,955
Vanguard FTSE Emerging Markets ETF	16,795	517,790
Vanguard Mid-Cap ETF	1,100	122,067
Vanguard Total Bond Market ETF	3,611	295,235

Total Investment Companies (cost $15,181,382)		13,894,390

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $182,376)	182,376	182,376

Total Investments – 99.8% (cost $15,363,758)		14,076,766
Other assets less liabilities – 0.2%		29,769

Net Assets – 100.0%		$14,106,535

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	77

AB Multi-Manager Select 2050 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.4%
Funds and Investment Trusts – 98.4%(a)
AB All Market Growth Portfolio – Class Z(b)	62,984	$510,170
AB Concentrated Growth Portfolio – Class Z(b)	25,293	632,567
AB Discovery Value Fund – Class Z	31,015	511,446
AB Global Real Estate Investment Fund II – Class I	25,701	255,726
AB Growth and Income Fund, Inc. – Class Z	396,098	2,047,828
AB Intermediate Bond Portfolio – Class Z	23,555	256,983
AQR Long-Short Equity Fund – Class R6	31,555	381,498
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	11,291	63,459
AQR Small Cap Momentum Style Fund – Class R6	14,037	247,339
Franklin Growth Fund – Class R6	14,689	1,011,019
iShares Core S&P 500 ETF	5,265	1,024,674
MFS Institutional International Equity Fund	39,769	769,131
MFS New Discovery Fund – Class R5(b)	17,063	376,415
MFS Value Fund – Class R5	57,193	1,798,710
T. Rowe Price Emerging Markets Stock Fund	27,830	746,122
T. Rowe Price International Funds – International Discovery Fund	10,039	508,071
Vanguard FTSE Developed Markets ETF	22,183	769,528
Vanguard FTSE Emerging Markets ETF	15,957	491,954
Vanguard Mid-Cap ETF	1,041	115,520
Vanguard Total Bond Market ETF	3,147	257,299

Total Investment Companies (cost $13,913,224)		12,775,459

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(a)(c) (cost $102,227)	102,227	102,227

Total Investments – 99.2% (cost $14,015,451)		12,877,686
Other assets less liabilities – 0.8%		105,176

Net Assets – 100.0%		$12,982,862

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

78	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2055 Fund—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2016 (unaudited)

AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $6,663,880)	$6,455,578
Affiliated issuers (cost $3,462,551)	3,313,386
Receivable due from Adviser	94,952
Unaffiliated dividends receivable	9,779
Receivable for capital stock sold	2,894
Affiliated dividends receivable	17

Total assets	9,876,606

Liabilities
Audit and tax fee payable	15,950
Directors’ fees payable	12,672
Legal fee payable	10,903
Custody fee payable	8,513
Payable for investments purchased	5,990
Printing fee payable	3,767
Distribution fee payable	1,810
Transfer Agent fee payable	232
Accrued expenses	33

Total liabilities	59,870

Net Assets	$9,816,736

Composition of Net Assets
Capital stock, at par	$102
Additional paid-in capital	10,135,192
Undistributed net investment income	21,482
Accumulated net realized gain on investment transactions	17,427
Net unrealized depreciation on investments	(357,467)

$9,816,736

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$426,247	43,478	$9.80	*

C	$105,198	10,815	$9.73

Advisor	$20,775	2,111	$9.84

R	$119,737	12,528	$9.56

K	$7,609,060	795,061	$9.57

I	$1,525,979	159,070	$9.59

Z	$9,740	1,016	$9.59

*	The maximum offering price per share for Class A shares was $10.23 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	79

Statement of Assets & Liabilities

AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $11,481,744)	$11,068,772
Affiliated issuers (cost $5,926,134)	5,666,444
Receivable due from Adviser	94,446
Unaffiliated dividends receivable	16,025
Receivable for capital stock sold	8,354
Affiliated dividends receivable	41

Total assets	16,854,082

Liabilities
Audit and tax fee payable	15,972
Directors’ fees payable	12,670
Legal fee payable	10,887
Payable for investments purchased	10,121
Custody fee payable	8,054
Distribution fee payable	3,468
Printing fee payable	3,798
Transfer Agent fee payable	493

Total liabilities	65,463

Net Assets	$16,788,619

Composition of Net Assets
Capital stock, at par	$177
Additional paid-in capital	17,393,229
Undistributed net investment income	24,296
Accumulated net realized gain on investment transactions	43,579
Net unrealized depreciation on investments	(672,662)

$16,788,619

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$589,651	60,828	$9.69	*

C	$213,616	22,123	$9.66

Advisor	$522,569	53,728	$9.73

R	$534,390	56,412	$9.47

K	$14,004,139	1,477,622	$9.48

I	$914,524	96,176	$9.51

Z	$9,730	1,023	$9.51

*	The maximum offering price per share for Class A shares was $10.12 which reflects a sales charge of 4.25%.

See notes to financial statements.

80	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $29,665,323)	$28,320,694
Affiliated issuers (cost $15,711,831)	14,985,856
Receivable due from Adviser	74,552
Unaffiliated dividends receivable	37,143
Receivable for capital stock sold	24,734
Affiliated dividends receivable	71

Total assets	43,443,050

Liabilities
Due to custodian	116
Payable for investments purchased	29,400
Audit and tax fee payable	16,426
Directors’ fees payable	12,672
Distribution fee payable	9,391
Payable for capital stock redeemed	4,156
Transfer Agent fee payable	3,064
Accrued expenses	8,852

Total liabilities	84,077

Net Assets	$43,358,973

Composition of Net Assets
Capital stock, at par	$458
Additional paid-in capital	45,184,939
Undistributed net investment income	47,278
Accumulated net realized gain on investment transactions	196,902
Net unrealized depreciation on investments	(2,070,604)

$43,358,973

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,406,061	354,430	$9.61	*

C	$751,780	78,428	$9.59

Advisor	$62,826	6,443	$9.75

R	$415,782	44,114.75	$9.43

K	$37,560,348	3,978,471	$9.44

I	$1,152,491	121,894	$9.45

Z	$9,685	1,024	$9.46

*	The maximum offering price per share for Class A shares was $10.04 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	81

Statement of Assets & Liabilities

AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $52,439,120)	$49,542,452
Affiliated issuers (cost $27,452,527)	25,920,459
Unaffiliated dividends receivable	61,974
Receivable for capital stock sold	39,259
Receivable due from Adviser	24,251
Affiliated dividends receivable	296

Total assets	75,588,691

Liabilities
Payable for investments purchased	54,310
Audit and tax fee payable	16,424
Distribution fee payable	16,305
Payable for capital stock redeemed	15,316
Directors’ fees payable	12,670
Transfer Agent fee payable	3,909
Accrued expenses	5,976

Total liabilities	124,910

Net Assets	$75,463,781

Composition of Net Assets
Capital stock, at par	$802
Additional paid-in capital	79,417,790
Undistributed net investment income	102,624
Accumulated net realized gain on investment transactions	371,301
Net unrealized depreciation on investments	(4,428,736)

$75,463,781

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$7,511,754	785,367	$9.56	*

C	$1,086,579	114,251	$9.51

Advisor	$185,375	19,330	$9.59

R	$2,494,267	266,246	$9.37

K	$61,253,682	6,519,281	$9.40

I	$2,922,454	310,667	$9.41

Z	$9,670	1,028	$9.41

*	The maximum offering price per share for Class A shares was $9.98 which reflects a sales charge of 4.25%.

See notes to financial statements.

82	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $67,982,716)	$63,827,004
Affiliated issuers (cost $35,857,076)	33,588,871
Receivable for capital stock sold	155,076
Unaffiliated dividends receivable	77,209
Receivable due from Adviser	24,296
Affiliated dividends receivable	767

Total assets	97,673,223

Liabilities
Payable for investments purchased	68,348
Distribution fee payable	20,573
Audit and tax fee payable	17,326
Directors’ fees payable	12,672
Payable for capital stock redeemed	8,317
Transfer Agent fee payable	4,966
Accrued expenses	7,950

Total liabilities	140,152

Net Assets	$97,533,071

Composition of Net Assets
Capital stock, at par	$1,041
Additional paid-in capital	103,227,260
Undistributed net investment income	96,403
Accumulated net realized gain on investment transactions	632,284
Net unrealized depreciation on investments	(6,423,917)

$97,533,071

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$7,767,223	816,087	$9.52	*

C	$689,478	72,683	$9.49

Advisor	$768,870	80,452	$9.56

R	$2,601,546	278,750	$9.33

K	$82,856,642	8,853,326	$9.36

I	$2,839,650	302,825	$9.38

Z	$9,662	1,030.53	$9.38

*	The maximum offering price per share for Class A shares was $9.94 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	83

Statement of Assets & Liabilities

AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $49,740,052)	$46,327,632
Affiliated issuers (cost $25,295,388)	23,612,661
Receivable for capital stock sold	87,217
Unaffiliated dividends receivable	40,762
Receivable due from Adviser	24,710
Affiliated dividends receivable	389

Total assets	70,093,371

Liabilities
Payable for investments purchased	39,982
Audit and tax fee payable	16,426
Distribution fee payable	14,856
Directors’ fees payable	12,670
Payable for capital stock redeemed	5,860
Transfer Agent fee payable	3,705
Accrued expenses	6,570

Total liabilities	100,069

Net Assets	$69,993,302

Composition of Net Assets
Capital stock, at par	$747
Additional paid-in capital	74,515,358
Undistributed net investment income	70,402
Accumulated net realized gain on investment transactions	501,942
Net unrealized depreciation on investments	(5,095,147)

$69,993,302

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$7,063,444	741,860	$9.52	*

C	$578,282	60,989	$9.48

Advisor	$642,154	67,218	$9.55

R	$1,933,736	207,124	$9.34

K	$57,511,743	6,149,048	$9.35

I	$2,254,240	240,517	$9.37

Z	$9,703	1,034.94	$9.38

*	The maximum offering price per share for Class A shares was $9.94 which reflects a sales charge of 4.25%.

See notes to financial statements.

84	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $40,267,927)	$37,240,200
Affiliated issuers (cost $21,346,974)	19,792,024
Receivable for capital stock sold	92,491
Receivable due from Adviser	25,432
Unaffiliated dividends receivable	20,756
Affiliated dividends receivable	302

Total assets	57,171,205

Liabilities
Payable for investments purchased	19,735
Audit and tax fee payable	16,426
Directors’ fees payable	12,672
Distribution fee payable	11,758
Transfer Agent fee payable	3,424
Accrued expenses	7,229

Total liabilities	71,244

Net Assets	$57,099,961

Composition of Net Assets
Capital stock, at par	$613
Additional paid-in capital	61,131,206
Undistributed net investment income	45,144
Accumulated net realized gain on investment transactions	505,675
Net unrealized depreciation on investments	(4,582,677)

$57,099,961

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$6,010,483	635,431	$9.46	*

C	$780,247	82,936	$9.41

Advisor	$414,242	43,535	$9.52

R	$1,242,295	134,025	$9.27

K	$44,950,963	4,837,948	$9.29

I	$3,692,063	396,555	$9.31

Z	$9,668	1,038	$9.31

*	The maximum offering price per share for Class A shares was $9.88 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	85

Statement of Assets & Liabilities

AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $34,392,431)	$31,585,484
Affiliated issuers (cost $17,380,925)	15,922,558
Receivable for capital stock sold	47,313
Receivable due from Adviser	23,963
Unaffiliated dividends receivable	8,915
Affiliated dividends receivable	189

Total assets	47,588,422

Liabilities
Audit and tax fee payable	16,426
Directors’ fees payable	12,670
Distribution fee payable	9,716
Payable for investments purchased	8,450
Transfer Agent fee payable	2,998
Accrued expenses	7,013

Total liabilities	57,273

Net Assets	$47,531,149

Composition of Net Assets
Capital stock, at par	$515
Additional paid-in capital	51,315,804
Undistributed net investment income	39,100
Accumulated net realized gain on investment transactions	441,044
Net unrealized depreciation on investments	(4,265,314)

$47,531,149

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,882,104	627,476	$9.37	*

C	$542,312	58,029	$9.35

Advisor	$153,048	16,207	$9.44

R	$953,555	103,804	$9.19

K	$37,188,720	4,037,381	$9.21

I	$2,334,536	253,014	$9.23

Z	$476,874	51,663	$9.23

*	The maximum offering price per share for Class A shares was $9.79 which reflects a sales charge of 4.25%.

See notes to financial statements.

86	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $25,949,817)	$23,850,418
Affiliated issuers (cost $12,980,457)	11,879,139
Receivable for capital stock sold	47,884
Receivable due from Adviser	25,879
Unaffiliated dividends receivable	1,718
Affiliated dividends receivable	178

Total assets	35,805,216

Liabilities
Payable for capital stock redeemed	29,709
Audit and tax fee payable	16,426
Directors’ fees payable	12,672
Distribution fee payable	7,385
Transfer Agent fee payable	2,191
Payable for investments purchased	1,700
Accrued expenses	6,313

Total liabilities	76,396

Net Assets	$35,728,820

Composition of Net Assets
Capital stock, at par	$386
Additional paid-in capital	38,601,435
Undistributed net investment income	5,462
Accumulated net realized gain on investment transactions	322,254
Net unrealized depreciation on investments	(3,200,717)

$35,728,820

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,825,503	513,519	$9.40	*

C	$275,900	29,253	$9.43

Advisor	$46,635	4,914	$9.49

R	$1,840,914	200,070	$9.20

K	$25,688,882	2,782,246	$9.23

I	$2,734,786	295,854	$9.24

Z	$316,200	34,204	$9.24

*	The maximum offering price per share for Class A shares was $9.82 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	87

Statement of Assets & Liabilities

AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $10,157,334)	$9,304,583
Affiliated issuers (cost $5,206,424)	4,772,183
Receivable due from Adviser	51,428
Receivable for capital stock sold	24,217
Unaffiliated dividends receivable	687
Affiliated dividends receivable	65

Total assets	14,153,163

Liabilities
Audit and tax fee payable	15,950
Directors’ fees payable	12,597
Legal fee payable	6,841
Custody fee payable	4,615
Distribution fee payable	2,536
Printing fee payable	2,621
Payable for investments purchased	678
Transfer Agent fee payable	790

Total liabilities	46,628

Net Assets	$14,106,535

Composition of Net Assets
Capital stock, at par	$153
Additional paid-in capital	15,251,867
Undistributed net investment income	19,141
Accumulated net realized gain on investment transactions	122,366
Net unrealized depreciation on investments	(1,286,992)

$14,106,535

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$830,750	88,058	$9.43	*

C	$20,395	2,165	$9.42

Advisor	$18,123	1,903	$9.52

R	$110,890	12,063	$9.19

K	$11,098,823	1,206,164	$9.20

I	$2,017,941	218,742	$9.23

Z	$9,613	1,042	$9.23

*	The maximum offering price per share for Class A shares was $9.85 which reflects a sales charge of 4.25%.

See notes to financial statements.

88	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $9,313,236)	$8,560,739
Affiliated issuers (cost $4,702,215)	4,316,947
Receivable due from Adviser	95,229
Receivable for capital stock sold	58,456
Unaffiliated dividends receivable	600
Affiliated dividends receivable	88

Total assets	13,032,059

Liabilities
Audit and tax fee payable	15,950
Directors’ fees payable	12,672
Legal fee payable	6,840
Custody fee payable	4,656
Distribution fee payable	2,346
Printing fee payable	2,882
Payable for capital stock redeemed	2,650
Payable for investments purchased	592
Transfer Agent fee payable	609

Total liabilities	49,197

Net Assets	$12,982,862

Composition of Net Assets
Capital stock, at par	$141
Additional paid-in capital	13,991,446
Undistributed net investment income	17,593
Accumulated net realized gain on investment transactions	111,447
Net unrealized depreciation on investments	(1,137,765)

$12,982,862

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$560,370	59,913	$9.35	*

C	$166,160	17,858	$9.30

Advisor	$418,263	44,253	$9.45

R	$29,096	3,175	$9.16

K	$10,238,248	1,117,321	$9.16

I	$1,559,135	169,737	$9.19

Z	$11,590	1,261	$9.19

*	The maximum offering price per share for Class A shares was $9.77 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	89

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (unaudited)

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$60,089
Income distributions from affiliated Underlying Portfolios	70,752	$130,841

Expenses
Advisory fee (see Note B)	4,091
Distribution fee – Class A	276
Distribution fee – Class C	438
Distribution fee – Class R	76
Distribution fee – Class K	4,856
Transfer agency – Class A	5,472
Transfer agency – Class C	1,648
Transfer agency – Advisor Class	230
Transfer agency – Class R	27
Transfer agency – Class K	971
Transfer agency – Class I	249
Transfer agency – Class Z	1
Registration fees	67,349
Amortization of offering expenses	47,837
Custodian	29,989
Audit and tax	12,953
Directors’ fees	10,591
Legal	8,960
Printing	4,504
Miscellaneous	3,942

Total expenses	204,460
Less: expenses waived and reimbursed by the Adviser (see Note B)	(194,790)

Net expenses		9,670

Net investment income		121,171

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(18,099)
Unaffiliated Underlying Portfolios		(31,304)
Net realized gain distributions from:
Affiliated Underlying Portfolios		2,800
Unaffiliated Underlying Portfolios		65,676
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(147,362)
Unaffiliated Underlying Portfolios		(209,939)

Net loss on investment transactions		(338,228)

Net Decrease in Net Assets from Operations		$(217,057)

See notes to financial statements.

90	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$109,475
Income distributions from affiliated Underlying Portfolios	110,825	$220,300

Expenses
Advisory fee (see Note B)	6,099
Distribution fee – Class A	307
Distribution fee – Class C	468
Distribution fee – Class R	719
Distribution fee – Class K	7,888
Transfer agency – Class A	3,071
Transfer agency – Class C	1,245
Transfer agency – Advisor Class	3,050
Transfer agency – Class R	176
Transfer agency – Class K	1,578
Transfer agency – Class I	94
Transfer agency – Class Z	1
Registration fees	68,627
Amortization of offering expenses	47,837
Custodian	29,828
Audit and tax	12,954
Directors’ fees	10,589
Legal	8,960
Printing	4,504
Miscellaneous	3,944

Total expenses	211,939
Less: expenses waived and reimbursed by the Adviser (see Note B)	(196,918)

Net expenses		15,021

Net investment income		205,279

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(21,740)
Unaffiliated Underlying Portfolios		(27,388)
Net realized gain distributions from:
Affiliated Underlying Portfolios		4,406
Unaffiliated Underlying Portfolios		107,386
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(255,909)
Unaffiliated Underlying Portfolios		(417,667)

Net loss on investment transactions		(610,912)

Net Decrease in Net Assets from Operations		$(405,633)

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	91

Statement of Operations

	AB Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$373,722
Income distributions from affiliated Underlying Portfolios	341,181	$714,903

Expenses
Advisory fee (see Note B)	20,320
Distribution fee – Class A	1,923
Distribution fee – Class C	3,338
Distribution fee – Class R	805
Distribution fee – Class K	29,308
Transfer agency – Class A	5,496
Transfer agency – Class C	2,167
Transfer agency – Advisor Class	194
Transfer agency – Class R	167
Transfer agency – Class K	5,861
Transfer agency – Class I	163
Transfer agency – Class Z	1
Registration fees	68,536
Amortization of offering expenses	47,837
Custodian	30,615
Audit and tax	12,954
Directors’ fees	10,591
Legal	8,960
Printing	4,504
Miscellaneous	3,987

Total expenses	257,727
Less: expenses waived and reimbursed by the Adviser (see Note B)	(199,930)

Net expenses		57,797

Net investment income		657,106

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(71,193)
Unaffiliated Underlying Portfolios		(80,809)
Net realized gain distributions from:
Affiliated Underlying Portfolios		12,138
Unaffiliated Underlying Portfolios		343,885
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(716,983)
Unaffiliated Underlying Portfolios		(1,344,897)

Net loss on investment transactions		(1,857,859)

Net Decrease in Net Assets from Operations		$(1,200,753)

See notes to financial statements.

92	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$603,021
Income distributions from affiliated Underlying Portfolios	659,019	$1,262,040

Expenses
Advisory fee (see Note B)	33,349
Distribution fee – Class A	4,991
Distribution fee – Class C	3,375
Distribution fee – Class R	3,254
Distribution fee – Class K	45,699
Transfer agency – Class A	7,403
Transfer agency – Class C	1,218
Transfer agency – Advisor Class	189
Transfer agency – Class R	807
Transfer agency – Class K	9,140
Transfer agency – Class I	428
Transfer agency – Class Z	1
Registration fees	69,436
Amortization of offering expenses	47,837
Custodian	30,769
Audit and tax	12,952
Directors’ fees	10,589
Legal	8,960
Printing	4,504
Miscellaneous	4,201

Total expenses	299,102
Less: expenses waived and reimbursed by the Adviser (see Note B)	(195,620)

Net expenses		103,482

Net investment income		1,158,558

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(123,950)
Unaffiliated Underlying Portfolios		(190,858)
Net realized gain distributions from:
Affiliated Underlying Portfolios		21,231
Unaffiliated Underlying Portfolios		699,735
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,518,275)
Unaffiliated Underlying Portfolios		(2,893,786)

Net loss on investment transactions		(4,005,903)

Net Decrease in Net Assets from Operations		$(2,847,345)

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	93

Statement of Operations

	AB Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$741,266
Income distributions from affiliated Underlying Portfolios	936,726	$1,677,992

Expenses
Advisory fee (see Note B)	43,573
Distribution fee – Class A	4,620
Distribution fee – Class C	1,982
Distribution fee – Class R	3,865
Distribution fee – Class K	62,488
Transfer agency – Class A	7,499
Transfer agency – Class C	809
Transfer agency – Advisor Class	1,232
Transfer agency – Class R	898
Transfer agency – Class K	12,498
Transfer agency – Class I	421
Transfer agency – Class Z	1
Registration fees	69,286
Amortization of offering expenses	47,837
Custodian	30,618
Audit and tax	12,954
Directors’ fees	10,591
Legal	8,960
Printing	4,504
Miscellaneous	4,017

Total expenses	328,653
Less: expenses waived and reimbursed by the Adviser (see Note B)	(198,281)

Net expenses		130,372

Net investment income		1,547,620

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(164,396)
Unaffiliated Underlying Portfolios		(252,320)
Net realized gain distributions from:
Affiliated Underlying Portfolios		55,636
Unaffiliated Underlying Portfolios		1,009,865
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(2,247,048)
Unaffiliated Underlying Portfolios		(4,133,449)

Net loss on investment transactions		(5,731,712)

Net Decrease in Net Assets from Operations		$(4,184,092)

See notes to financial statements.

94	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$486,779
Income distributions from affiliated Underlying Portfolios	728,951	$1,215,730

Expenses
Advisory fee (see Note B)	32,624
Distribution fee – Class A	4,432
Distribution fee – Class C	2,255
Distribution fee – Class R	3,089
Distribution fee – Class K	45,414
Transfer agency – Class A	7,136
Transfer agency – Class C	933
Transfer agency – Advisor Class	651
Transfer agency – Class R	691
Transfer agency – Class K	9,083
Transfer agency – Class I	358
Transfer agency – Class Z	1
Registration fees	69,036
Amortization of offering expenses	47,837
Custodian	30,757
Audit and tax	12,954
Directors’ fees	10,589
Legal	8,960
Printing	4,504
Miscellaneous	4,011

Total expenses	295,315
Less: expenses waived and reimbursed by the Adviser (see Note B)	(188,417)

Net expenses		106,898

Net investment income		1,108,832

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(124,102)
Unaffiliated Underlying Portfolios		(208,166)
Net realized gain distributions from:
Affiliated Underlying Portfolios		39,724
Unaffiliated Underlying Portfolios		810,005
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,675,541)
Unaffiliated Underlying Portfolios		(3,398,439)

Net loss on investment transactions		(4,556,519)

Net Decrease in Net Assets from Operations		$(3,447,687)

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	95

Statement of Operations

	AB Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$386,121
Income distributions from affiliated Underlying Portfolios	619,703	$1,005,824

Expenses
Advisory fee (see Note B)	25,978
Distribution fee – Class A	3,805
Distribution fee – Class C	2,660
Distribution fee – Class R	1,883
Distribution fee – Class K	34,949
Transfer agency – Class A	6,897
Transfer agency – Class C	1,195
Transfer agency – Advisor Class	576
Transfer agency – Class R	433
Transfer agency – Class K	6,990
Transfer agency – Class I	514
Transfer agency – Class Z	1
Registration fees	69,336
Amortization of offering expenses	47,837
Custodian	30,096
Audit and tax	12,954
Directors’ fees	10,591
Legal	8,960
Printing	4,504
Miscellaneous	4,036

Total expenses	274,195
Less: expenses waived and reimbursed by the Adviser (see Note B)	(189,333)

Net expenses		84,862

Net investment income		920,962

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(85,296)
Unaffiliated Underlying Portfolios		(108,434)
Net realized gain distributions from:
Affiliated Underlying Portfolios		65,445
Unaffiliated Underlying Portfolios		641,693
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,562,914)
Unaffiliated Underlying Portfolios		(3,030,267)

Net loss on investment transactions		(4,079,773)

Net Decrease in Net Assets from Operations		$(3,158,811)

See notes to financial statements.

96	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$320,570
Income distributions from affiliated Underlying Portfolios	510,781	$831,351

Expenses
Advisory fee (see Note B)	21,959
Distribution fee – Class A	3,223
Distribution fee – Class C	1,443
Distribution fee – Class R	1,142
Distribution fee – Class K	29,642
Transfer agency – Class A	7,595
Transfer agency – Class C	944
Transfer agency – Advisor Class	256
Transfer agency – Class R	295
Transfer agency – Class K	5,928
Transfer agency – Class I	361
Transfer agency – Class Z	50
Registration fees	68,436
Amortization of offering expenses	47,837
Custodian	29,924
Audit and tax	12,954
Directors’ fees	10,589
Legal	8,960
Printing	4,504
Miscellaneous	3,990

Total expenses	260,032
Less: expenses waived and reimbursed by the Adviser (see Note B)	(183,920)

Net expenses		76,112

Net investment income		755,239

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(55,918)
Unaffiliated Underlying Portfolios		(116,352)
Net realized gain distributions from:
Affiliated Underlying Portfolios		82,514
Unaffiliated Underlying Portfolios		536,075
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,480,139)
Unaffiliated Underlying Portfolios		(2,823,415)

Net loss on investment transactions		(3,857,235)

Net Decrease in Net Assets from Operations		$(3,101,996)

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	97

Statement of Operations

	AB Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$232,592
Income distributions from affiliated Underlying Portfolios	391,750	$624,342

Expenses
Advisory fee (see Note B)	15,914
Distribution fee – Class A	2,775
Distribution fee – Class C	1,061
Distribution fee – Class R	2,076
Distribution fee – Class K	19,800
Transfer agency – Class A	7,159
Transfer agency – Class C	853
Transfer agency – Advisor Class	89
Transfer agency – Class R	560
Transfer agency – Class K	3,960
Transfer agency – Class I	405
Transfer agency – Class Z	33
Registration fees	68,396
Amortization of offering expenses	47,837
Custodian	29,814
Audit and tax	12,954
Directors’ fees	10,591
Legal	8,960
Printing	4,504
Miscellaneous	3,975

Total expenses	241,716
Less: expenses waived and reimbursed by the Adviser (see Note B)	(185,983)

Net expenses		55,733

Net investment income		568,609

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(46,815)
Unaffiliated Underlying Portfolios		(79,406)
Net realized gain distributions from:
Affiliated Underlying Portfolios		61,800
Unaffiliated Underlying Portfolios		390,445
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,110,870)
Unaffiliated Underlying Portfolios		(2,111,761)

Net loss on investment transactions		(2,896,607)

Net Decrease in Net Assets from Operations		$(2,327,998)

See notes to financial statements.

98	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$85,881
Income distributions from affiliated Underlying Portfolios	153,030	$238,911

Expenses
Advisory fee (see Note B)	6,377
Distribution fee – Class A	491
Distribution fee – Class C	82
Distribution fee – Class R	132
Distribution fee – Class K	8,226
Transfer agency – Class A	7,713
Transfer agency – Class C	321
Transfer agency – Advisor Class	240
Transfer agency – Class R	31
Transfer agency – Class K	1,645
Transfer agency – Class I	312
Transfer agency – Class Z	1
Registration fees	68,436
Amortization of offering expenses	47,837
Custodian	30,098
Audit and tax	12,954
Directors’ fees	10,444
Legal	8,960
Printing	4,504
Miscellaneous	3,946

Total expenses	212,750
Less: expenses waived and reimbursed by the Adviser (see Note B)	(192,012)

Net expenses		20,738

Net investment income		218,173

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(14,174)
Unaffiliated Underlying Portfolios		(20,869)
Net realized gain distributions from:
Affiliated Underlying Portfolios		20,146
Unaffiliated Underlying Portfolios		139,266
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(435,669)
Unaffiliated Underlying Portfolios		(874,718)

Net loss on investment transactions		(1,186,018)

Net Decrease in Net Assets from Operations		$(967,845)

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	99

Statement of Operations

	AB Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$74,630
Income distributions from affiliated Underlying Portfolios	134,016	$208,646

Expenses
Advisory fee (see Note B)	5,736
Distribution fee – Class A	342
Distribution fee – Class C	530
Distribution fee – Class R	49
Distribution fee – Class K	6,967
Transfer agency – Class A	3,054
Transfer agency – Class C	1,250
Transfer agency – Advisor Class	3,693
Transfer agency – Class R	10
Transfer agency – Class K	1,393
Transfer agency – Class I	254
Transfer agency – Class Z	1
Registration fees	68,436
Amortization of offering expenses	47,837
Custodian	29,945
Audit and tax	12,953
Directors’ fees	10,591
Legal	8,960
Printing	4,504
Miscellaneous	4,009

Total expenses	210,514
Less: expenses waived and reimbursed by the Adviser (see Note B)	(192,009)

Net expenses		18,505

Net investment income		190,141

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(13,780)
Unaffiliated Underlying Portfolios		(14,507)
Net realized gain distributions from:
Affiliated Underlying Portfolios		17,387
Unaffiliated Underlying Portfolios		124,156
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(389,681)
Unaffiliated Underlying Portfolios		(787,567)

Net loss on investment transactions		(1,063,992)

Net Decrease in Net Assets from Operations		$(873,851)

See notes to financial statements.

100	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	AB Multi-Manager Select Retirement Allocation Fund
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$121,171	$13,855
Net realized gain (loss) on affiliated Underlying Portfolios	(18,099)	166
Net realized loss on unaffiliated Underlying Portfolios	(31,304)	(477)
Net realized gain distributions from affiliated Underlying Portfolios	2,800	2,260
Net realized gain distributions from unaffiliated Underlying Portfolios	65,676	2,517
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(147,362)	(1,803)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(209,939)	1,637

Net increase (decrease) in net assets from operations	(217,057)	18,155
Dividends and Distributions to Shareholders from
Net investment income
Class A	(895)	– 0	–
Class R	(249)	(142)
Class K	(81,657)	(143)
Class I	(17,120)	(13,574)
Class Z	(109)	(144)
Net realized gain on investment transactions
Class A	(283)	– 0	–
Class C	(63)	– 0	–
Advisor Class	(6)	– 0	–
Class R	(18)	– 0	–
Class K	(4,771)	– 0	–
Class I	(965)	– 0	–
Class Z	(6)	– 0	–
Capital Stock Transactions
Net increase	8,424,929	1,710,854

Total increase	8,101,730	1,715,006
Net Assets
Beginning of period	1,715,006	– 0	–

End of period (including undistributed net investment income of $21,482 and $341, respectively)	$9,816,736	$1,715,006

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	101

Statement of Changes in Net Assets

	AB Multi-Manager Select 2010 Fund
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$205,279	$18,824
Net realized gain (loss) on affiliated Underlying Portfolios	(21,740)	131
Net realized loss on unaffiliated Underlying Portfolios	(27,388)	(475)
Net realized gain distributions from affiliated Underlying Portfolios	4,406	2,899
Net realized gain distributions from unaffiliated Underlying Portfolios	107,386	2,864
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(255,909)	(3,781)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(417,667)	4,695

Net increase (decrease) in net assets from operations	(405,633)	25,157
Dividends and Distributions to Shareholders from
Net investment income
Class A	(5,458)	(28)
Class C	(451)	(24)
Advisor Class	(3,238)	(30)
Class R	(5,553)	(203)
Class K	(155,650)	(204)
Class I	(10,521)	(19,223)
Class Z	(112)	(205)
Net realized gain on investment transactions
Class A	(1,013)	– 0	–
Class C	(301)	– 0	–
Advisor Class	(725)	– 0	–
Class R	(750)	– 0	–
Class K	(19,746)	– 0	–
Class I	(1,308)	– 0	–
Class Z	(14)	– 0	–
Capital Stock Transactions
Net increase	15,779,678	1,614,174

Total increase	15,169,205	1,619,414
Net Assets
Beginning of period	1,619,414	– 0	–

End of period (including undistributed net investment income of $24,296 and $0, respectively)	$16,788,619	$1,619,414

(a)	Commencement of operations.

See notes to financial statements.

102	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2015 Fund
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$657,106	$22,247
Net realized gain (loss) on affiliated Underlying Portfolios	(71,193)	505
Net realized loss on unaffiliated Underlying Portfolios	(80,809)	(2,438)
Net realized gain distributions from affiliated Underlying Portfolios	12,138	3,227
Net realized gain distributions from unaffiliated Underlying Portfolios	343,885	2,845
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(716,983)	(8,992)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(1,344,897)	268
Contributions from Affiliates (see Note B)	– 0	–	118

Net increase (decrease) in net assets from operations	(1,200,753)	17,780
Dividends and Distributions to Shareholders from
Net investment income
Class A	(44,721)	(39)
Class C	(5,527)	(35)
Advisor Class	(92)	(40)
Class R	(5,374)	(213)
Class K	(539,098)	(214)
Class I	(17,211)	(20,248)
Class Z	(146)	(216)
Net realized gain on investment transactions
Class A	(848)	– 0	–
Class C	(192)	– 0	–
Advisor Class	(16)	– 0	–
Class R	(109)	– 0	–
Class K	(9,788)	– 0	–
Class I	(302)	– 0	–
Class Z	(3)	– 0	–
Capital Stock Transactions
Net increase	39,574,222	5,612,156

Total increase	37,750,042	5,608,931
Net Assets
Beginning of period	5,608,931	– 0	–

End of period (including undistributed net investment income of $47,278 and $2,341, respectively)	$43,358,973	$5,608,931

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	103

Statement of Changes in Net Assets

AB Multi-Manager Select 2020 Fund
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,158,558	$34,695
Net realized loss on affiliated Underlying Portfolios	(123,950)	(7,893)
Net realized gain (loss) on unaffiliated Underlying Portfolios	(190,858)	7,048
Net realized gain distributions from affiliated Underlying Portfolios	21,231	7,700
Net realized gain distributions from unaffiliated Underlying Portfolios	699,735	4,300
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(1,518,275)	(13,793)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(2,893,786)	(2,882)
Contributions from Affiliates (see Note B)	– 0	–	148

Net increase (decrease) in net assets from operations	(2,847,345)	29,323
Dividends and Distributions to Shareholders from
Net investment income
Class A	(96,845)	(78)
Class C	(11,090)	(74)
Advisor Class	(2,646)	(79)
Class R	(33,802)	(252)
Class K	(879,682)	(253)
Class I	(43,894)	(23,876)
Class Z	(146)	(255)
Net realized gain on investment transactions
Class A	(4,254)	– 0	–
Class C	(642)	– 0	–
Advisor Class	(118)	– 0	–
Class R	(1,495)	– 0	–
Class K	(37,691)	– 0	–
Class I	(1,806)	– 0	–
Class Z	(6)	– 0	–
Capital Stock Transactions
Net increase	70,384,171	9,036,616

Total increase	66,422,709	9,041,072
Net Assets
Beginning of period	9,041,072	– 0	–

End of period (including undistributed net investment income of $102,624 and $12,171, respectively)	$75,463,781	$9,041,072

(a)	Commencement of operations.

See notes to financial statements.

104	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2025 Fund
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,547,620	$34,893
Net realized gain (loss) on affiliated Underlying Portfolios	(164,396)	177
Net realized loss on unaffiliated Underlying Portfolios	(252,320)	(2,327)
Net realized gain distributions from affiliated Underlying Portfolios	55,636	10,058
Net realized gain distributions from unaffiliated Underlying Portfolios	1,009,865	5,016
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(2,247,048)	(21,157)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(4,133,449)	(22,263)
Contributions from Affiliates (see Note B)	– 0	–	121

Net increase (decrease) in net assets from operations	(4,184,092)	4,518
Dividends and Distributions to Shareholders from
Net investment income
Class A	(113,937)	(112)
Class C	(6,315)	(108)
Advisor Class	(10,931)	(114)
Class R	(37,348)	(286)
Class K	(1,246,162)	(287)
Class I	(45,386)	(27,082)
Class Z	(153)	(288)
Net realized gain on investment transactions
Class A	(2,309)	– 0	–
Class C	(175)	– 0	–
Advisor Class	(231)	– 0	–
Class R	(786)	– 0	–
Class K	(25,044)	– 0	–
Class I	(877)	– 0	–
Class Z	(3)	– 0	–
Capital Stock Transactions
Net increase	90,387,747	12,842,832

Total increase	84,713,998	12,819,073
Net Assets
Beginning of period	12,819,073	– 0	–

End of period (including undistributed net investment income of $96,403 and $9,015, respectively)	$97,533,071	$12,819,073

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	105

Statement of Changes in Net Assets

AB Multi-Manager Select 2030 Fund
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,108,832	$29,318
Net realized loss on affiliated Underlying Portfolios	(124,102)	(248)
Net realized gain (loss) on unaffiliated Underlying Portfolios	(208,166)	9,917
Net realized gain distributions from affiliated Underlying Portfolios	39,724	11,370
Net realized gain distributions from unaffiliated Underlying Portfolios	810,005	6,462
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(1,675,541)	(7,186)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(3,398,439)	(13,981)
Contributions from Affiliates (see Note B)	– 0	–	129

Net increase (decrease) in net assets from operations	(3,447,687)	35,781
Dividends and Distributions to Shareholders from
Net investment income
Class A	(100,804)	(157)
Class C	(6,588)	(152)
Advisor Class	(9,280)	(158)
Class R	(26,331)	(330)
Class K	(858,218)	(332)
Class I	(37,057)	(31,237)
Class Z	(152)	(333)
Net realized gain on investment transactions
Class A	(4,143)	– 0	–
Class C	(337)	– 0	–
Advisor Class	(378)	– 0	–
Class R	(1,118)	– 0	–
Class K	(34,425)	– 0	–
Class I	(1,426)	– 0	–
Class Z	(6)	– 0	–
Capital Stock Transactions
Net increase	64,964,719	9,553,451

Total increase	60,436,769	9,556,533
Net Assets
Beginning of period	9,556,533	– 0	–

End of period (including undistributed net investment income of $70,402 and $0, respectively)	$69,993,302	$9,556,533

(a)	Commencement of operations.

See notes to financial statements.

106	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2035 Fund
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$920,962	$26,085
Net realized loss on affiliated Underlying Portfolios	(85,296)	(73)
Net realized gain (loss) on unaffiliated Underlying Portfolios	(108,434)	2,677
Net realized gain distributions from affiliated Underlying Portfolios	65,445	15,000
Net realized gain distributions from unaffiliated Underlying Portfolios	641,693	7,535
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(1,562,914)	7,964
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(3,030,267)	2,540
Contributions from Affiliates (see Note B)	– 0	–	97

Net increase (decrease) in net assets from operations	(3,158,811)	61,825
Dividends and Distributions to Shareholders from
Net investment income
Class A	(87,915)	(190)
Class C	(7,857)	(186)
Advisor Class	(4,715)	(191)
Class R	(18,346)	(364)
Class K	(702,701)	(366)
Class I	(54,125)	(34,508)
Class Z	(159)	(367)
Net realized gain on investment transactions
Class A	(2,536)	– 0	–
Class C	(291)	– 0	–
Advisor Class	(178)	– 0	–
Class R	(543)	– 0	–
Class K	(19,834)	– 0	–
Class I	(1,467)	– 0	–
Class Z	(4)	– 0	–
Capital Stock Transactions
Net increase	52,638,584	8,495,206

Total increase	48,579,102	8,520,859
Net Assets
Beginning of period	8,520,859	– 0	–

End of period (including undistributed net investment income of $45,144 and $0, respectively)	$57,099,961	$8,520,859

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	107

Statement of Changes in Net Assets

AB Multi-Manager Select 2040 Fund
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$755,239	$24,908
Net realized gain (loss) on affiliated Underlying Portfolios	(55,918)	87
Net realized gain (loss) on unaffiliated Underlying Portfolios	(116,352)	8,762
Net realized gain distributions from affiliated Underlying Portfolios	82,514	17,250
Net realized gain distributions from unaffiliated Underlying Portfolios	536,075	7,215
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(1,480,139)	21,772
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(2,823,415)	16,468
Contributions from Affiliates (see Note B)	– 0	–	84

Net increase (decrease) in net assets from operations	(3,101,996)	96,546
Dividends and Distributions to Shareholders from
Net investment income
Class A	(80,802)	(266)
Class C	(4,005)	(262)
Advisor Class	(1,428)	(266)
Class R	(14,549)	(440)
Class K	(570,126)	(441)
Class I	(37,557)	(41,595)
Class Z	(7,672)	(442)
Net realized gain on investment transactions
Class A	(2,567)	– 0	–
Class C	(185)	– 0	–
Advisor Class	(66)	– 0	–
Class R	(455)	– 0	–
Class K	(17,633)	– 0	–
Class I	(1,114)	– 0	–
Class Z	(229)	– 0	–
Capital Stock Transactions
Net increase	41,064,898	10,253,801

Total increase	37,224,514	10,306,635
Net Assets
Beginning of period	10,306,635	– 0	–

End of period (including undistributed net investment income of $39,100 and $0, respectively)	$47,531,149	$10,306,635

(a)	Commencement of operations.

See notes to financial statements.

108	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2045 Fund
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$568,609	$20,284
Net realized gain (loss) on affiliated Underlying Portfolios	(46,815)	143
Net realized gain (loss) on unaffiliated Underlying Portfolios	(79,406)	7,076
Net realized gain distributions from affiliated Underlying Portfolios	61,800	16,467
Net realized gain distributions from unaffiliated Underlying Portfolios	390,445	6,703
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(1,110,870)	9,552
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(2,111,761)	12,362
Contributions from Affiliates (see Note B)	– 0	–	51

Net increase (decrease) in net assets from operations	(2,327,998)	72,638
Dividends and Distributions to Shareholders from
Net investment income
Class A	(74,138)	(205)
Class C	(812)	(201)
Advisor Class	(292)	(206)
Class R	(29,399)	(380)
Class K	(407,986)	(381)
Class I	(45,214)	(35,946)
Class Z	(5,306)	(382)
Net realized gain on investment transactions
Class A	(2,518)	– 0	–
Class C	(143)	– 0	–
Advisor Class	(20)	– 0	–
Class R	(972)	– 0	–
Class K	(13,403)	– 0	–
Class I	(1,429)	– 0	–
Class Z	(169)	– 0	–
Capital Stock Transactions
Net increase	30,937,347	7,666,335

Total increase	28,027,548	7,701,272
Net Assets
Beginning of period	7,701,272	– 0	–

End of period (including undistributed net investment income of $5,462 and $0, respectively)	$35,728,820	$7,701,272

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	109

Statement of Changes in Net Assets

AB Multi-Manager Select 2050 Fund
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$218,173	$17,277
Net realized gain (loss) on affiliated Underlying Portfolios	(14,174)	44
Net realized gain (loss) on unaffiliated Underlying Portfolios	(20,869)	4,596
Net realized gain distributions from affiliated Underlying Portfolios	20,146	16,127
Net realized gain distributions from unaffiliated Underlying Portfolios	139,266	7,051
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(435,669)	1,428
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(874,718)	21,967

Net increase (decrease) in net assets from operations	(967,845)	68,490
Dividends and Distributions to Shareholders from
Net investment income
Class A	(5,375)	(211)
Class C	– 0	–	(207)
Advisor Class	– 0	–	(212)
Class R	(1,213)	(384)
Class K	(161,613)	(387)
Class I	(30,681)	(36,463)
Class Z	(150)	(388)
Net realized gain on investment transactions
Class A	(497)	– 0	–
Class C	(14)	– 0	–
Advisor Class	(13)	– 0	–
Class R	(64)	– 0	–
Class K	(7,889)	– 0	–
Class I	(1,442)	– 0	–
Class Z	(7)	– 0	–
Capital Stock Transactions
Net increase	12,542,635	2,710,465

Total increase	11,365,832	2,740,703
Net Assets
Beginning of period	2,740,703	– 0	–

End of period (including undistributed net investment income of $19,141 and $0, respectively)	$14,106,535	$2,740,703

(a)	Commencement of operations.

See notes to financial statements.

110	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2055 Fund
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$190,141	$18,096
Net realized gain (loss) on affiliated Underlying Portfolios	(13,780)	67
Net realized gain (loss) on unaffiliated Underlying Portfolios	(14,507)	6,653
Net realized gain distributions from affiliated Underlying Portfolios	17,387	16,417
Net realized gain distributions from unaffiliated Underlying Portfolios	124,156	7,050
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(389,681)	4,413
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(787,567)	35,070
Contributions from Affiliates (see Note B)	– 0	–	44

Net increase (decrease) in net assets from operations	(873,851)	87,810
Dividends and Distributions to Shareholders from
Net investment income
Class A	(6,120)	(211)
Class C	(1,395)	(207)
Advisor Class	(1,463)	(212)
Class R	(309)	(385)
Class K	(139,487)	(387)
Class I	(23,596)	(36,462)
Class Z	(178)	(388)
Net realized gain on investment transactions
Class A	(548)	– 0	–
Class C	(176)	– 0	–
Advisor Class	(441)	– 0	–
Class R	(27)	– 0	–
Class K	(10,174)	– 0	–
Class I	(1,663)	– 0	–
Class Z	(13)	– 0	–
Capital Stock Transactions
Net increase	11,326,584	2,666,161

Total increase	10,267,143	2,715,719
Net Assets
Beginning of period	2,715,719	– 0	–

End of period (including undistributed net investment income of $17,593 and $0, respectively)	$12,982,862	$2,715,719

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	111

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios: AB Small Cap Growth Portfolio, AB Emerging Markets Multi-Asset Portfolio, AB Select US Equity Portfolio, AB All Market Growth Portfolio, AB Select US Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio, AB Emerging Markets Growth Portfolio, AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund, AB Small Cap Value Portfolio, AB All Market Income Portfolio, AB All Market Alternative Return Portfolio, AB Concentrated International Growth Fund, AB International Strategic Core Portfolio, AB Emerging Markets Core Portfolio, and AB Asia ex-Japan Equity Portfolio (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Emerging Markets Multi-Asset Portfolio, AB Select US Equity Portfolio and AB Select US Long/Short Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AB Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operations on November 12, 2014. AB Emerging Markets Growth Portfolio commenced operations on November 13, 2014. AB Small Cap Value Portfolio commenced operations on December 3, 2014. AB Multi-Manager Select Retirement Allocation Fund and AB Multi-Manager Select 2010-2055 Funds commenced operations on December 15, 2014. AB All Market Income Portfolio commenced operations on December 18, 2014. AB All Market Alternative Return Portfolio commenced operations on March 9, 2015. AB Concentrated International Growth Fund commenced operations on April 15, 2015. AB International Strategic Core Portfolio commenced operations on July 29, 2015. AB Emerging Markets Core Portfolio commenced operations on September 9, 2015. AB Asia ex-Japan Equity Portfolio commenced operations on December 3, 2015. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (the

112	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

“Funds”). The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares. Class B, Class 1 and Class 2 shares are not currently offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Funds invest primarily in a combination of portfolios managed by the Adviser and by certain unaffiliated third parties (the “Underlying Portfolios”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	113

Notes to Financial Statements

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$9,670,861	$	– 0	–	$	– 0	–	$9,670,861
Short-Term Investments	98,103		– 0	–		– 0	–	98,103

Total*	$9,768,964	$	– 0	–	$	– 0	–	$9,768,964

AB Multi-Manager Select 2010 Fund
Investment Companies	$16,573,240	$	– 0	–	$	– 0	–	$16,573,240
Short-Term Investments	161,976		– 0	–		– 0	–	161,976

Total*	$16,735,216	$	– 0	–	$	– 0	–	$16,735,216

AB Multi-Manager Select 2015 Fund
Investment Companies	$42,777,154	$	– 0	–	$	– 0	–	$42,777,154
Short-Term Investments	529,396		– 0	–		– 0	–	529,396

Total	$43,306,550	$	– 0	–	$	– 0	–	$43,306,550

AB Multi-Manager Select 2020 Fund
Investment Companies	$74,445,704	$	– 0	–	$	– 0	–	$74,445,704
Short-Term Investments	1,017,207		– 0	–		– 0	–	1,017,207

Total*	$75,462,911	$	– 0	–	$	– 0	–	$75,462,911

AB Multi-Manager Select 2025 Fund
Investment Companies	$95,888,570	$	– 0	–	$	– 0	–	$95,888,570
Short-Term Investments	1,527,305		– 0	–		– 0	–	1,527,305

Total*	$97,415,875	$	– 0	–	$	– 0	–	$97,415,875

AB Multi-Manager Select 2030 Fund
Investment Companies	$69,426,212	$	– 0	–	$	– 0	–	$69,426,212
Short-Term Investments	514,081		– 0	–		– 0	–	514,081

Total	$69,940,293	$	– 0	–	$	– 0	–	$69,940,293

AB Multi-Manager Select 2035 Fund
Investment Companies	$56,293,857	$	– 0	–	$	– 0	–	$56,293,857
Short-Term Investments	738,367		– 0	–		– 0	–	738,367

Total	$57,032,224	$	– 0	–	$	– 0	–	$57,032,224

AB Multi-Manager Select 2040 Fund
Investment Companies	$47,268,316	$	– 0	–	$	– 0	–	$47,268,316
Short-Term Investments	239,726		– 0	–		– 0	–	239,726

Total*	$47,508,042	$	– 0	–	$	– 0	–	$47,508,042

114	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2045 Fund
Investment Companies	$35,569,748	$	– 0	–	$	– 0	–	$35,569,748
Short-Term Investments	159,809		– 0	–		– 0	–	159,809

Total*	$35,729,557	$	– 0	–	$	– 0	–	$35,729,557

AB Multi-Manager Select 2050 Fund
Investment Companies	$13,894,390	$	– 0	–	$	– 0	–	$13,894,390
Short-Term Investments	182,376		– 0	–		– 0	–	182,376

Total*	$14,076,766	$	– 0	–	$	– 0	–	$14,076,766

AB Multi-Manager Select 2055 Fund
Investment Companies	$12,775,459	$	– 0	–	$	– 0	–	$12,775,459
Short-Term Investments	102,227		– 0	–		– 0	–	102,227

Total*	$12,877,686	$	– 0	–	$	– 0	–	$12,877,686

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	115

Notes to Financial Statements

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each fund based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $127,730 for each Fund have been deferred and are being amortized on a straight line basis over a one year period.

116	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Associates, LLC, the Funds’ sub-adviser. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) as follows:

	Prior to January 6, 2016
Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Multi-Manager Select Retirement Allocation	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
Multi-Manager Select 2010	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
Multi-Manager Select 2015	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
Multi-Manager Select 2020	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
Multi-Manager Select 2025	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
Multi-Manager Select 2030	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
Multi-Manager Select 2035	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
Multi-Manager Select 2040	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
Multi-Manager Select 2045	0.54%	1.29%	0.29%	0.79%	0.54%	0.29%	0.29%
Multi-Manager Select 2050	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
Multi-Manager Select 2055	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%

	Effective January 6, 2016
Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Multi-Manager Select Retirement Allocation	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
Multi-Manager Select 2010	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
Multi-Manager Select 2015	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
Multi-Manager Select 2020	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	117

Notes to Financial Statements

	Effective January 6, 2016
Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Multi-Manager Select 2025	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
Multi-Manager Select 2030	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
Multi-Manager Select 2035	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
Multi-Manager Select 2040	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
Multi-Manager Select 2045	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%
Multi-Manager Select 2050	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
Multi-Manager Select 2055	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%

Any fees waived and expenses borne by the Adviser through July 31, 2015 are subject to repayment by the Fund until July 31, 2018. Any fees waived and expenses borne by the Adviser from August 1, 2015 through January 4, 2016 are subject to repayment by the Fund until July 31, 2019. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps in effect prior to January 6, 2016. The Expense Caps in effect as of January 6, 2016 may not be terminated by the Adviser before November 30, 2016. For the six months ended January 31, 2016, such waivers and reimbursement amounted to:

Fund	Amount	Fund	Amount
Multi-Manager Select Retirement Allocation	$194,790	Multi-Manager Select 2035	$189,333
Multi-Manager Select 2010	196,918	Multi-Manager Select 2040	183,920
Multi-Manager Select 2015	199,930	Multi-Manager Select 2045	185,983
Multi-Manager Select 2020	195,620	Multi-Manager Select 2050	192,012
Multi-Manager Select 2025	198,281	Multi-Manager Select 2055	192,009
Multi-Manager Select 2030	188,417

During the period ended July 31, 2015, the Adviser reimbursed the Funds the following amounts for trading losses incurred due to a trade entry error:

Fund	Amount	Fund	Amount
Multi-Manager Select 2015	$118	Multi-Manager Select 2035	$97
Multi-Manager Select 2020	148	Multi-Manager Select 2040	84
Multi-Manager Select 2025	121	Multi-Manager Select 2045	51
Multi-Manager Select 2030	129	Multi-Manager Select 2055	44

The Funds compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account

118	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

services, sub-accounting services and/or networking services. For the six months ended January 31, 2016, such compensation retained by ABIS was as follows:

Fund	Amount	Fund	Amount
Multi-Manager Select Retirement Allocation	$9,001	Multi-Manager Select 2035	$10,613
Multi-Manager Select 2010	8,955	Multi-Manager Select 2040	9,611
Multi-Manager Select 2015	9,518	Multi-Manager Select 2045	8,970
Multi-Manager Select 2020	12,558	Multi-Manager Select 2050	7,121
Multi-Manager Select 2025	15,146	Multi-Manager Select 2055	8,880
Multi-Manager Select 2030	12,148

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Funds that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Fund for the six months ended January 31, 2016 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Fund	Class A		Class A			Class B			Class C
Multi-Manager Select Retirement Allocation	$22		$	– 0	–	$	– 0	–	$	– 0	–
Multi-Manager Select 2010	– 0	–		1,801			– 0	–		– 0	–
Multi-Manager Select 2015	40			– 0	–		– 0	–		– 0	–
Multi-Manager Select 2020	131			91			– 0	–		– 0	–
Multi-Manager Select 2025	244			186			– 0	–		– 0	–
Multi-Manager Select 2030	401			– 0	–		– 0	–		4
Multi-Manager Select 2035	215			4			– 0	–		– 0	–
Multi-Manager Select 2040	447			– 0	–		– 0	–		56
Multi-Manager Select 2045	125			19			– 0	–		1
Multi-Manager Select 2050	127			2			– 0	–		– 0	–
Multi-Manager Select 2055	151			1			– 0	–		– 0	–

The Funds may invest in the AB Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not currently available for direct purchase by members of the public. The Government STIF Portfolio currently pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended January 31, 2016 is as follows:

	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2016 (000)	Dividend Income (000)
Multi-Manager Select Retirement Allocation Fund	$5	$5,989	$5,896	$98	$	– 0	–*
Multi-Manager Select 2010 Fund	3	13,186	13,027	162		– 0	–*
Multi-Manager Select 2015 Fund	31	32,764	32,266	529		1

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	119

Notes to Financial Statements

	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2016 (000)	Dividend Income (000)
Multi-Manager Select 2020 Fund	$74	$40,849	$39,906	$1,017	$2
Multi-Manager Select 2025 Fund	51	62,509	61,033	1,527	3
Multi-Manager Select 2030 Fund	89	40,607	40,182	514	2
Multi-Manager Select 2035 Fund	14	34,966	34,242	738	1
Multi-Manager Select 2040 Fund	65	27,637	27,462	240	1
Multi-Manager Select 2045 Fund	152	21,638	21,630	160	1
Multi-Manager Select 2050 Fund	13	8,208	8,039	182	– 0	–*
Multi-Manager Select 2055 Fund	10	8,667	8,575	102	– 0	–*

*	Amount is less than $500.

A summary of the Funds’ affiliated Underlying Portfolio transactions for the six months ended January 31, 2016 is as follows:

AB All Market Growth Portfolio
									Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 01/31/16 (000)	Income (000)			Realized Gains (000)
2010 Fund	$15	$160	$1	$	– 0	–*	$(5)	$169	$	– 0	–	$	– 0	–
2015 Fund	56	405	1		– 0	–*	(17)	443		– 0	–		– 0	–
2020 Fund	168	804	200		(13)		(23)	736		– 0	–		– 0	–
2025 Fund	248	1,769	6		(1)		(81)	1,929		– 0	–		– 0	–
2030 Fund	191	1,289	8		(1)		(61)	1,410		– 0	–		– 0	–
2035 Fund	245	1,610	9		(1)		(72)	1,773		– 0	–		– 0	–
2040 Fund	305	1,206	15		(2)		(65)	1,429		– 0	–		– 0	–
2045 Fund	231	930	48		(6)		(40)	1,067		– 0	–		– 0	–
2050 Fund	106	504	5		(1)		(24)	580		– 0	–		– 0	–
2055 Fund	108	431	4		(1)		(24)	510		– 0	–		– 0	–

*	Amount is less than $500.

AB All Market Real Return Portfolio
											Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 01/31/16 (000)		Income (000)		Realized Gains (000)
Retirement Allocation Fund	$50		$309	$14	$(2)		$(37)		$306		$7		$	– 0	–
2010 Fund	64		678	12	(1)		(81)		648		14			– 0	–
2015 Fund	172		1,348	47	(6)		(174)		1,293		29			– 0	–
2020 Fund	263		2,349	20	(2)		(316)		2,274		53			– 0	–
2025 Fund	256		2,333	368	(22)		(237)		1,962		44			– 0	–
2030 Fund	105		998	321	(10)		(83)		689		16			– 0	–
2035 Fund	8		222	235	4		1		– 0	–	– 0	–		– 0	–
2040 Fund	– 0	–	164	164	– 0	–*	– 0	–	– 0	–	– 0	–		– 0	–
2045 Fund	– 0	–	129	130	1		– 0	–	– 0	–	– 0	–		– 0	–
2050 Fund	– 0	–	45	45	– 0	–*	– 0	–	– 0	–	– 0	–		– 0	–
2055 Fund	– 0	–	36	36	– 0	–*	– 0	–	– 0	–	– 0	–		– 0	–

*	Amount is less than $500.

120	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB Concentrated Growth Fund
									Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 01/31/16 (000)	Income (000)*			Realized Gains (000)
Retirement Allocation Fund	$34	$98	$31	$	– 0	–*	$(13)	$88	$	– 0	–	$3
2010 Fund	33	170	27		– 0	–*	(21)	155		– 0	–	4
2015 Fund	111	540	203		(4)		(49)	395		– 0	–	12
2020 Fund	177	870	256		(8)		(92)	691		– 0	–	21
2025 Fund	362	2,112	303		(6)		(243)	1,922		– 0	–	56
2030 Fund	286	1,584	297		(7)		(175)	1,391		– 0	–	40
2035 Fund	482	2,383	325		(4)		(289)	2,247		– 0	–	65
2040 Fund	706	2,633	157		3		(382)	2,803		– 0	–	83
2045 Fund	469	2,020	99		2		(278)	2,114		– 0	–	62
2050 Fund	162	664	46		1		(93)	688		– 0	–	20
2055 Fund	163	609	57		1		(83)	633		– 0	–	17

*	Amount is less than $500.

AB Bond Inflation Strategy Portfolio
										Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 01/31/16 (000)		Income (000)		Realized Gains (000)
Retirement Allocation Fund	$86	$446	$37	$(1)		$(4)		$490		$5		$	– 0	–
2010 Fund	95	951	14	– 0	–*	(5)		1,027		8			– 0	–
2015 Fund	286	2,020	31	– 0	–*	(18)		2,257		20			– 0	–
2020 Fund	203	2,158	18	– 0	–*	(18)		2,325		20			– 0	–
2025 Fund	25	34	59	– 0	–*	– 0	–	– 0	–	– 0	–*		– 0	–

*	Amount is less than $500.

AB Intermediate Bond Portfolio
								Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 01/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$129	$735	$65	$(1)		$(9)	$789	$13	$	– 0	–
2010 Fund	59	646	15	– 0	–*	(7)	683	10		– 0	–
2015 Fund	146	1,307	94	– 0	–*	(17)	1,342	23		– 0	–
2020 Fund	142	1,550	117	– 0	–*	(19)	1,556	26		– 0	–
2025 Fund	188	1,968	127	– 0	–*	(25)	2,004	33		– 0	–
2030 Fund	143	1,434	100	– 0	–*	(19)	1,458	24		– 0	–
2035 Fund	126	1,182	91	– 0	–*	(15)	1,202	19		– 0	–
2040 Fund	152	964	105	– 0	–*	(13)	998	16		– 0	–
2045 Fund	115	717	85	– 0	–*	(9)	738	19		– 0	–
2050 Fund	30	296	27	– 0	–*	(4)	295	7		– 0	–
2055 Fund	27	260	27	– 0	–*	(3)	257	7		– 0	–

*	Amount is less than $500.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	121

Notes to Financial Statements

AB Discovery Growth Fund, Inc.
										Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 01/31/16 (000)		Income (000)		Realized Gains (000)
2025 Fund	$111	$922	$2	$	– 0	–*	$(183)	$848		$52		$	– 0	–
2030 Fund	95	666	3		– 0	–*	(136)	622		38			– 0	–
2035 Fund	85	130	206		(8)		(1)	– 0	–	– 0	–		– 0	–
2040 Fund	102	72	163		(10)		(1)	– 0	–	– 0	–		– 0	–
2045 Fund	77	59	129		(6)		(1)	– 0	–	– 0	–		– 0	–
2050 Fund	27	21	45		(2)		(1)	– 0	–	– 0	–		– 0	–
2055 Fund	27	10	34		(2)		(1)	– 0	–	– 0	–		– 0	–

*	Amount is less than $500.

AB Discovery Value Fund
									Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 01/31/16 (000)	Income (000)	Realized Gains (000)
2020 Fund	$80	$760	$4	$	– 0	–*	$(130)	$706	$46	$	– 0	–
2025 Fund	125	999	3		– 0	–*	(162)	959	59		– 0	–
2030 Fund	181	1,404	5		(1)		(241)	1,338	87		– 0	–
2035 Fund	171	1,761	1		– 0	–*	(296)	1,635	108		– 0	–
2040 Fund	205	1,475	4		– 0	–*	(247)	1,429	90		– 0	–
2045 Fund	223	1,471	42		(3)		(243)	1,406	90		– 0	–
2050 Fund	81	555	1		– 0	–*	(98)	537	35		– 0	–
2055 Fund	82	516	1		– 0	–*	(86)	511	31		– 0	–

*	Amount is less than $500.

AB Global Bond Fund, Inc.
Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 01/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$34	$181	$15	$	– 0	–*	$(3)	$197	$5	$	– 0	–
2010 Fund	32	495	7	– 0	–*	(6)	514	11	– 0	–
2015 Fund	213	1,617	12	– 0	–*	(24)	1,794	39	– 0	–
2020 Fund	355	2,841	33	– 0	–*	(42)	3,121	73	– 0	–
2025 Fund	501	3,619	47	(1)	(53)	4,019	95	– 0	–
2030 Fund	382	2,606	46	(1)	(39)	2,902	69	– 0	–
2035 Fund	109	606	105	– 0	–*	(8)	602	14	– 0	–
2040 Fund	10	4	14	– 0	–*	– 0	–	– 0	–	– 0	–	– 0	–

*	Amount is less than $500.

122	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB Growth and Income Fund, Inc.
								Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 01/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$69	$378	$33	$(1)		$(35)	$378	$18	$	– 0	–
2010 Fund	65	649	12	– 0	–*	(56)	646	28		– 0	–
2015 Fund	223	1,641	13	– 0	–*	(138)	1,713	81		– 0	–
2020 Fund	432	3,667	21	– 0	–*	(328)	3,750	172		– 0	–
2025 Fund	850	6,531	12	– 0	–*	(577)	6,792	313		– 0	–
2030 Fund	840	6,028	12	– 0	–*	(535)	6,321	291		– 0	–
2035 Fund	1,064	7,806	1	– 0	–*	(689)	8,180	369		– 0	–
2040 Fund	1,608	6,716	28	– 0	–*	(693)	7,603	354		– 0	–
2045 Fund	1,230	5,197	224	(4)		(507)	5,692	264		– 0	–
2050 Fund	432	1,989	5	– 0	–*	(203)	2,213	103		– 0	–
2055 Fund	435	1,848	55	(1)		(179)	2,048	90		– 0	–

*	Amount is less than $500.

AB High Income Fund, Inc.
										Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)		Market Value 01/31/16 (000)		Income (000)	Realized Gains (000)
Retirement Allocation Fund	$69		$478	$116	$(11)	$(27)		$393		$15	$	– 0	–
2010 Fund	95		1,018	206	(20)	(50)		837		28		– 0	–
2015 Fund	337		2,997	499	(61)	(183)		2,591		102		– 0	–
2020 Fund	613		5,962	830	(102)	(370)		5,273		194		– 0	–
2025 Fund	873		7,597	1,057	(133)	(478)		6,802		253		– 0	–
2030 Fund	496		4,279	950	(104)	(236)		3,485		141		– 0	–
2035 Fund	271		2,373	751	(76)	(110)		1,707		75		– 0	–
2040 Fund	30		1,017	496	(46)	(30)		475		30		– 0	–
2045 Fund	– 0	–	403	373	(30)	– 0	–	– 0	–	11		– 0	–
2050 Fund	– 0	–	157	145	(12)	– 0	–	– 0	–	4		– 0	–
2055 Fund	– 0	–	134	124	(10)	– 0	–	– 0	–	4		– 0	–

AB Global Real Estate Investment Fund II
									Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)*			Change in Unrealized Appr./(Depr.) (000)	Market Value 01/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$34	$287	$23	$	– 0	–	$(14)	$284	$6	$	– 0	–
2010 Fund	32	485	6		– 0	–	(21)	490	9		– 0	–
2015 Fund	163	1,670	3		– 0	–	(77)	1,753	35		– 0	–
2020 Fund	267	2,861	6		– 0	–	(146)	2,976	59		– 0	–
2025 Fund	373	3,687	2		– 0	–	(186)	3,872	76		– 0	–
2030 Fund	286	2,633	1		– 0	–	(134)	2,784	55		– 0	–
2035 Fund	178	1,616	3		– 0	–	(83)	1,708	34		– 0	–
2040 Fund	204	795	4		– 0	–	(49)	946	19		– 0	–
2045 Fund	154	613	31		– 0	–	(33)	703	14		– 0	–
2050 Fund	41	251	1		– 0	–	(14)	277	5		– 0	–
2055 Fund	41	237	9		– 0	–	(13)	256	5		– 0	–

*	Amount is less than $500.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	123

Notes to Financial Statements

AB Unconstrained Bond Fund, Inc.
Distributions
Multi-Manager Select Portfolio	Market Value 07/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 01/31/16 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$51	$268	$21	$(1)	$(6)	$291	$3	$	– 0	–
2010 Fund	33	315	5	– 0	–*	(7)	336	3	– 0	–
2015 Fund	112	789	6	– 0	–*	(20)	875	8	– 0	–
2020 Fund	177	1,369	16	– 0	–*	(35)	1,495	14	– 0	–
2025 Fund	137	889	51	(1)	(21)	953	9	– 0	–
2030 Fund	95	632	12	– 0	–*	(16)	699	7	– 0	–
2035 Fund	8	6	14	– 0	–*	– 0	–*	– 0	–	– 0	–*	– 0	–

*	Amount is less than $500.

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser, for the six months ended January 31, 2016 were as follows:

Portfolio	Total Commissions	Sanford C. Bernstein & Co. LLC	Sanford C. Bernstein Limited
Multi-Manager Select Retirement Allocation	$471	$2	$	– 0	–
Multi-Manager Select 2010	743	2		– 0	–
Multi-Manager Select 2015	2,251	44		– 0	–
Multi-Manager Select 2020	3,723	35		– 0	–
Multi-Manager Select 2025	5,756	31		– 0	–
Multi-Manager Select 2030	4,073	21		– 0	–
Multi-Manager Select 2035	3,432	7		– 0	–
Multi-Manager Select 2040	3,085	42		– 0	–
Multi-Manager Select 2045	2,475	8		– 0	–
Multi-Manager Select 2050	972	4		– 0	–
Multi-Manager Select 2055	889	3		– 0	–

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

124	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Fund	Class C		Class R			Class K
Multi-Manager Select Retirement Allocation	$499		$	– 0	–	$56
Multi-Manager Select 2010	– 0	–		505		259
Multi-Manager Select 2015	3,514			480		413
Multi-Manager Select 2020	4,461			2,666		1,568
Multi-Manager Select 2025	2,625			3,247		1,308
Multi-Manager Select 2030	– 0	–		3,052		2,044
Multi-Manager Select 2035	1,125			1,860		1,054
Multi-Manager Select 2040	199			1,212		755
Multi-Manager Select 2045	247			2,510		679
Multi-Manager Select 2050	– 0	–		51		116
Multi-Manager Select 2055	292			– 0	–	114

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended January 31, 2016 were as follows:

Fund	Purchases	Sales
Multi-Manager Select Retirement Allocation	$9,526,099	$1,153,192
Multi-Manager Select 2010	16,718,298	1,033,783
Multi-Manager Select 2015	43,626,840	4,082,115
Multi-Manager Select 2020	75,929,482	5,554,151
Multi-Manager Select 2025	97,952,838	7,499,533
Multi-Manager Select 2030	71,962,425	6,640,070
Multi-Manager Select 2035	57,529,857	4,892,262
Multi-Manager Select 2040	45,336,064	3,743,047
Multi-Manager Select 2045	34,808,678	3,544,953
Multi-Manager Select 2050	13,477,341	931,167
Multi-Manager Select 2055	12,318,236	946,019

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	125

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized (Depreciation)
Fund	Appreciation	(Depreciation)
Multi-Manager Select Retirement Allocation	$9,689	$(367,156)	$(357,467)
Multi-Manager Select 2010	17,747	(690,409)	(672,662)
Multi-Manager Select 2015	31,887	(2,102,491)	(2,070,604)
Multi-Manager Select 2020	59,074	(4,487,810)	(4,428,736)
Multi-Manager Select 2025	13,344	(6,437,261)	(6,423,917)
Multi-Manager Select 2030	9,096	(5,104,243)	(5,095,147)
Multi-Manager Select 2035	5,586	(4,588,263)	(4,582,677)
Multi-Manager Select 2040	4,849	(4,270,163)	(4,265,314)
Multi-Manager Select 2045	3,868	(3,204,585)	(3,200,717)
Multi-Manager Select 2050	1,623	(1,288,615)	(1,286,992)
Multi-Manager Select 2055	974	(1,138,739)	(1,137,765)

1. Currency Transactions

A Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis or may be exposed to such securities through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

126	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	AB Multi-Manager Select Retirement Allocation Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	55,293	1,176		$552,216	$11,817

Shares issued in reinvestment of dividends and distributions	116	– 0	–	1,153	– 0	–

Shares redeemed	(12,942)	(165)		(129,841)	(1,691)

Net increase	42,467	1,011		$423,528	$10,126

Class C
Shares sold	6,360	4,449		$63,552	$44,952

Shares issued in reinvestment of dividends and distributions	6	– 0	–	57	– 0	–

Net increase	6,366	4,449		$63,609	$44,952

Advisor Class
Shares sold	1,117	1,000		$11,155	$10,002

Shares redeemed	(6)	– 0	–	(54)	– 0	–

Net increase	1,111	1,000		$11,101	$10,002

Class R
Shares sold	11,685	1,000		$112,777	$10,002

Shares issued in reinvestment of dividends and distributions	18	14		173	142

Shares redeemed	(189)	– 0	–	(1,853)	– 0	–

Net increase	11,514	1,014		$111,097	$10,144

Class K
Shares sold	794,207	66,832		$7,833,030	$672,183

Shares issued in reinvestment of dividends and distributions	8,880	14		86,316	143

Shares redeemed	(74,828)	(44)		(733,071)	(441)

Net increase	728,259	66,802		$7,186,275	$671,885

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	127

Notes to Financial Statements

	AB Multi-Manager Select Retirement Allocation Fund
	Shares				Amount
	Six Months Ended January 31, 2016 (unaudited)		December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)			December 15, 2014(a) to July 31, 2015

Class I
Shares sold	63,023		94,002			$622,621		$940,017

Shares issued in reinvestment of dividends and distributions	737		1,357			7,186		13,574

Shares redeemed	(49)		– 0	–		(489)		– 0	–

Net increase	63,711		95,359			$629,318		$953,591

Class Z
Shares sold	– 0	–	1,001		$	– 0	–	$10,010

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	15			– 0	–(c)	144

Net increase	– 0	–	1,016		$	– 0	–	$10,154

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than one dollar

	AB Multi-Manager Select 2010 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	78,193	1,538		$779,774	$15,468

Shares issued in reinvestment of dividends and distributions	613	2		6,068	28

Shares redeemed	(19,518)	– 0	–	(190,756)	– 0	–

Net increase	59,288	1,540		$595,086	$15,496

Class C
Shares sold	21,133	1,002		$210,402	$10,024

Shares issued in reinvestment of dividends and distributions	73	3		718	24

Shares redeemed	(88)	– 0	–	(844)	– 0	–

Net increase	21,118	1,005		$210,276	$10,048

128	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2010 Fund
	Shares				Amount
	Six Months Ended January 31, 2016 (unaudited)		December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)			December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	52,811		1,006			$531,172		$10,063

Shares issued in reinvestment of dividends and distributions	391		3			3,888		30

Shares redeemed	(483)		– 0	–		(4,835)		– 0	–

Net increase	52,719		1,009			$530,225		$10,093

Class R
Shares sold	54,979		1,005			$541,165		$10,055

Shares issued in reinvestment of dividends and distributions	638		21			6,186		202

Shares redeemed	(231)		– 0	–		(2,255)		– 0	–

Net increase	55,386		1,026			$545,096		$10,257

Class K
Shares sold	1,437,765		59,422			$14,092,355		$599,007

Shares issued in reinvestment of dividends and distributions	18,088		21			175,273		203

Shares redeemed	(37,634)		(40)			(371,119)		(404)

Net increase	1,418,219		59,403			$13,896,509		$598,806

Class I
Shares sold	249		94,002			$2,455		$940,018

Shares issued in reinvestment of dividends and distributions	3		1,922			31		19,223

Net increase	252		95,924			$2,486		$959,241

Class Z
Shares sold	– 0	–	1,003		$	– 0	–	$10,028

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	20			– 0	–(c)	205

Net increase	– 0	–	1,023		$	– 0	–	$10,233

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than one dollar

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	129

Notes to Financial Statements

	AB Multi-Manager Select 2015 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	338,506	16,875		$3,368,488	$171,631

Shares issued in reinvestment of dividends and distributions	4,425	4		43,805	39

Shares redeemed	(4,837)	(543)		(48,648)	(5,664)

Net increase	338,094	16,336		$3,363,645	$166,006

Class C
Shares sold	43,832	36,591		$432,757	$375,564

Shares issued in reinvestment of dividends and distributions	571	3		5,643	35

Shares redeemed	(2,569)	– 0	–	(25,473)	– 0	–

Net increase	41,834	36,594		$412,927	$375,599

Advisor Class
Shares sold	3,535	5,889		$35,101	$60,064

Shares issued in reinvestment of dividends and distributions	9	4		91	40

Shares redeemed	(2,994)	– 0	–	(29,997)	– 0	–

Net increase	550	5,893		$5,195	$60,104

Class R
Shares sold	32,787	26,689		$323,548	$271,044

Shares issued in reinvestment of dividends and distributions	552	21		5,356	213

Shares redeemed	(13,799)	(2,135)		(132,257)	(21,568)

Net increase	19,540	24,575		$196,647	$249,689

Class K
Shares sold	3,750,035	374,876		$36,752,398	$3,791,587

Shares issued in reinvestment of dividends and distributions	56,455	21		548,742	214

Shares redeemed	(202,765)	(151)		(1,960,617)	(1,552)

Net increase	3,603,725	374,746		$35,340,523	$3,790,249

130	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2015 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)		December 15, 2014(a) to July 31, 2015	Six Months Ended January 31, 2016 (unaudited)			December 15, 2014(a) to July 31, 2015

Class I
Shares sold	25,505		94,001		$251,715		$940,017

Shares issued in reinvestment of dividends and distributions	367		2,021		3,570		20,248

Net increase	25,872		96,022		$255,285		$960,265

Class Z
Shares sold	– 0	–	1,002	$	– 0	–	$10,028

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	22		– 0	–(c)	216

Net increase	– 0	–	1,024	$	– 0	–	$10,244

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than one dollar

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	734,841	50,693		$7,289,196	$522,729

Shares issued in reinvestment of dividends and distributions	9,704	8		96,171	78

Shares redeemed	(9,879)	– 0	–	(96,367)	– 0	–

Net increase	734,666	50,701		$7,289,000	$522,807

Class C
Shares sold	77,147	36,105		$765,090	$370,679

Shares issued in reinvestment of dividends and distributions	1,168	8		11,513	74

Shares redeemed	(177)	– 0	–	(1,771)	– 0	–

Net increase	78,138	36,113		$774,832	$370,753

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	131

Notes to Financial Statements

	AB Multi-Manager Select 2020 Fund
	Shares				Amount
	Six Months Ended January 31, 2016 (unaudited)		December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)			December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	20,813		1,483			$209,911		$15,049

Shares issued in reinvestment of dividends and distributions	251		8			2,500		79

Shares redeemed	(3,225)		– 0	–		(31,861)		– 0	–

Net increase	17,839		1,491			$180,550		$15,128

Class R
Shares sold	282,593		31,085			$2,782,402		$315,565

Shares issued in reinvestment of dividends and distributions	3,620		25			35,154		251

Shares redeemed	(49,253)		(1,824)			(484,908)		(18,621)

Net increase	236,960		29,286			$2,332,648		$297,195

Class K
Shares sold	6,079,247		992,492			$60,015,760		$10,052,748

Shares issued in reinvestment of dividends and distributions	94,171		25			917,226		253

Shares redeemed	(332,004)		(314,650)			(3,248,565)		(3,196,445)

Net increase	5,841,414		677,867			$57,684,421		$6,856,556

Class I
Shares sold	213,095		94,002			$2,111,014		$940,018

Shares issued in reinvestment of dividends and distributions	3,212		2,380			31,311		23,876

Shares redeemed	(2,022)		– 0	–		(19,602)		– 0	–

Net increase	214,285		96,382			$2,122,723		$963,894

Class Z
Shares sold	– 0	–	1,003		$	– 0	–	$10,028

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	25			– 0	–(c)	255

Shares redeemed	– 0	–(b)	– 0	–		(3)		– 0	–

Net increase	– 0	–	1,028			$(3)		$10,283

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than one dollar

132	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2025 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	806,761	16,826		$8,076,143	$175,182

Shares issued in reinvestment of dividends and distributions	11,493	11		114,133	112

Shares redeemed	(19,003)	(1)		(187,458)	(10)

Net increase	799,251	16,836		$8,002,818	$175,284

Class C
Shares sold	58,656	17,222		$573,800	$177,973

Shares issued in reinvestment of dividends and distributions	645	11		6,381	108

Shares redeemed	(16)	(3,835)		(155)	(40,000)

Net increase	59,285	13,398		$580,026	$138,081

Advisor Class
Shares sold	30,046	51,611		$303,048	$532,815

Shares issued in reinvestment of dividends and distributions	1,096	11		10,924	114

Shares redeemed	(2,312)	– 0	–	(23,234)	– 0	–

Net increase	28,830	51,622		$290,738	$532,929

Class R
Shares sold	236,628	57,110		$2,324,829	$581,094

Shares issued in reinvestment of dividends and distributions	3,900	28		37,990	286

Shares redeemed	(9,303)	(9,613)		(91,821)	(98,062)

Net increase	231,225	47,525		$2,270,998	$483,318

Class K
Shares sold	7,833,435	1,067,184		$77,321,121	$10,882,687

Shares issued in reinvestment of dividends and distributions	130,231	29		1,271,054	287

Shares redeemed	(143,397)	(34,156)		(1,398,655)	(347,160)

Net increase	7,820,269	1,033,057		$77,193,520	$10,535,814

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	133

Notes to Financial Statements

	AB Multi-Manager Select 2025 Fund
	Shares				Amount
	Six Months Ended January 31, 2016 (unaudited)		December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)			December 15, 2014(a) to July 31, 2015

Class I
Shares sold	210,523		94,002			$2,089,847		$940,018

Shares issued in reinvestment of dividends and distributions	3,219		2,700			31,477		27,082

Shares redeemed	(7,619)		– 0	–		(71,677)		– 0	–

Net increase	206,123		96,702			$2,049,647		$967,100

Class Z
Shares sold	– 0	–	1,002		$	– 0	–	$10,018

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	29			– 0	–(c)	288

Net increase	– 0	–	1,031		$	– 0	–	$10,306

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than one dollar

	AB Multi-Manager Select 2030 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	707,644	30,512		$7,118,543	$314,233

Shares issued in reinvestment of dividends and distributions	10,447	15		104,466	156

Shares redeemed	(6,749)	(9)		(65,876)	(103)

Net increase	711,342	30,518		$7,157,133	$314,286

Class C
Shares sold	74,471	1,887		$745,332	$19,118

Shares issued in reinvestment of dividends and distributions	683	15		6,806	152

Shares redeemed	(16,067)	– 0	–	(161,281)	– 0	–

Net increase	59,087	1,902		$590,857	$19,270

134	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2030 Fund
	Shares				Amount
	Six Months Ended January 31, 2016 (unaudited)		December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)			December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	66,259		4,830			$672,774		$50,064

Shares issued in reinvestment of dividends and distributions	948		16			9,509		158

Shares redeemed	(4,835)		– 0	–		(48,928)		– 0	–

Net increase	62,372		4,846			$633,355		$50,222

Class R
Shares sold	170,146		38,411			$1,672,566		$392,660

Shares issued in reinvestment of dividends and distributions	2,783		33			27,304		330

Shares redeemed	(3,017)		(1,232)			(29,214)		(12,560)

Net increase	169,912		37,212			$1,670,656		$380,430

Class K
Shares sold	5,467,700		809,150			$54,238,980		$8,288,244

Shares issued in reinvestment of dividends and distributions	90,885		33			892,491		331

Shares redeemed	(171,753)		(46,967)			(1,665,542)		(480,938)

Net increase	5,386,832		762,216			$53,465,929		$7,807,637

Class I
Shares sold	156,231		94,002			$1,561,014		$940,018

Shares issued in reinvestment of dividends and distributions	2,393		3,114			23,547		31,237

Shares redeemed	(15,223)		– 0	–		(137,772)		– 0	–

Net increase	143,401		97,116			$1,446,789		$971,255

Class Z
Shares sold	– 0	–	1,002		$	– 0	–	$10,018

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	33			– 0	–(c)	333

Net increase	– 0	–	1,035		$	– 0	–	$10,351

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than one dollar

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	135

Notes to Financial Statements

	AB Multi-Manager Select 2035 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	606,425	28,542		$6,088,003	$296,518

Shares issued in reinvestment of dividends and distributions	9,003	19		90,114	190

Shares redeemed	(7,577)	(981)		(72,989)	(10,229)

Net increase	607,851	27,580		$6,105,128	$286,479

Class C
Shares sold	75,957	6,200		$751,017	$64,227

Shares issued in reinvestment of dividends and distributions	766	18		7,634	186

Shares redeemed	(5)	– 0	–	(48)	– 0	–

Net increase	76,718	6,218		$758,603	$64,413

Advisor Class
Shares sold	29,141	16,374		$296,956	$165,621

Shares issued in reinvestment of dividends and distributions	474	19		4,774	191

Shares redeemed	(2,473)	– 0	–	(25,054)	– 0	–

Net increase	27,142	16,393		$276,676	$165,812

Class R
Shares sold	120,175	30,587		$1,186,860	$313,252

Shares issued in reinvestment of dividends and distributions	1,910	36		18,737	364

Shares redeemed	(9,185)	(9,498)		(89,928)	(96,089)

Net increase	112,900	21,125		$1,115,669	$217,527

Class K
Shares sold	4,230,505	659,877		$41,899,613	$6,778,664

Shares issued in reinvestment of dividends and distributions	73,412	36		722,378	366

Shares redeemed	(125,593)	(289)		(1,221,863)	(2,966)

Net increase	4,178,324	659,624		$41,400,128	$6,776,064

136	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2035 Fund
	Shares				Amount
	Six Months Ended January 31, 2016 (unaudited)		December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)			December 15, 2014(a) to July 31, 2015

Class I
Shares sold	300,676		94,002			$2,993,267		$940,018

Shares issued in reinvestment of dividends and distributions	4,069		3,440			40,079		34,508

Shares redeemed	(5,632)		– 0	–		(50,966)		– 0	–

Net increase	299,113		97,442			$2,982,380		$974,526

Class Z
Shares sold	– 0	–	1,001		$	– 0	–	$10,018

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	37			– 0	–(c)	367

Net increase	– 0	–	1,038		$	– 0	–	$10,385

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than one dollar

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	615,754	8,264		$6,134,927	$85,326

Shares issued in reinvestment of dividends and distributions	8,340	26		83,147	266

Shares redeemed	(3,965)	(943)		(39,810)	(9,767)

Net increase	620,129	7,347		$6,178,264	$75,825

Class C
Shares sold	55,916	2,496		$541,725	$25,534

Shares issued in reinvestment of dividends and distributions	411	26		4,085	262

Shares redeemed	(820)	– 0	–	(8,085)	– 0	–

Net increase	55,507	2,522		$537,725	$25,796

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	137

Notes to Financial Statements

	AB Multi-Manager Select 2040 Fund
	Shares				Amount
	Six Months Ended January 31, 2016 (unaudited)		December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)			December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	20,251		1,361			$201,097		$13,658

Shares issued in reinvestment of dividends and distributions	138		26			1,388		266

Shares redeemed	(5,569)		– 0	–		(55,634)		– 0	–

Net increase	14,820		1,387			$146,851		$13,924

Class R
Shares sold	105,607		3,446			$1,039,382		$34,972

Shares issued in reinvestment of dividends and distributions	1,520		44			14,849		440

Shares redeemed	(6,813)		– 0	–		(64,431)		– 0	–

Net increase	100,314		3,490			$989,800		$35,412

Class K
Shares sold	3,294,835		842,321			$32,612,267		$8,638,346

Shares issued in reinvestment of dividends and distributions	59,959		44			587,602		441

Shares redeemed	(158,616)		(1,162)			(1,542,858)		(11,861)

Net increase	3,196,178		841,203			$31,657,011		$8,626,926

Class I
Shares sold	185,927		94,002			$1,850,086		$940,028

Shares issued in reinvestment of dividends and distributions	2,379		4,168			23,337		41,595

Shares redeemed	(33,462)		– 0	–		(325,915)		– 0	–

Net increase	154,844		98,170			$1,547,508		$981,623

Class Z
Shares sold	– 0	–	50,830		$	– 0	–	$493,853

Shares issued in reinvestment of dividends and distributions	788		45			7,739		442

Net increase	788		50,875			$7,739		$494,295

(a)	Commencement of operations.

138	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2045 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	507,927	10,518		$5,107,545	$109,201

Shares issued in reinvestment of dividends and distributions	7,642	20		76,499	206

Shares redeemed	(12,565)	(23)		(117,127)	(243)

Net increase	503,004	10,515		$5,066,917	$109,164

Class C
Shares sold	34,065	8,014		$344,578	$82,256

Shares issued in reinvestment of dividends and distributions	92	20		921	201

Shares redeemed	(12,938)	– 0	–	(130,237)	– 0	–

Net increase	21,219	8,034		$215,262	$82,457

Advisor Class
Shares sold	8,165	1,007		$81,205	$10,064

Shares issued in reinvestment of dividends and distributions	23	20		233	206

Shares redeemed	(4,300)	– 0	–	(43,516)	– 0	–

Net increase	3,888	1,027		$37,922	$10,270

Class R
Shares sold	195,373	6,075		$1,928,371	$62,436

Shares issued in reinvestment of dividends and distributions	3,083	38		30,209	380

Shares redeemed	(4,494)	(5)		(40,264)	(50)

Net increase	193,962	6,108		$1,918,316	$62,766

Class K
Shares sold	2,406,993	587,933		$23,830,103	$6,087,532

Shares issued in reinvestment of dividends and distributions	42,851	38		421,226	381

Shares redeemed	(255,377)	(192)		(2,537,958)	(1,977)

Net increase	2,194,467	587,779		$21,713,371	$6,085,936

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	139

Notes to Financial Statements

	AB Multi-Manager Select 2045 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	199,387	94,003		$1,989,967	$940,028

Shares issued in reinvestment of dividends and distributions	3,122	3,580		30,717	35,946

Shares redeemed	(4,238)	– 0	–	(42,100)	– 0	–

Net increase	198,271	97,583		$1,978,584	$975,974

Class Z
Shares sold	182	33,458		$1,800	$339,386

Shares issued in reinvestment of dividends and distributions	539	38		5,306	382

Shares redeemed	(13)	– 0	–	(131)	– 0	–

Net increase	708	33,496		$6,975	$339,768

(a)	Commencement of operations.

	AB Multi-Manager Select 2050 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	82,264	6,403		$813,260	$66,616

Shares issued in reinvestment of dividends and distributions	575	21		5,790	211

Shares redeemed	(1,034)	(171)		(10,262)	(1,789)

Net increase	81,805	6,253		$808,788	$65,038

Class C
Shares sold	1,330	1,002		$13,280	$10,024

Shares issued in reinvestment of dividends and distributions	1	20		7	207

Shares redeemed	(188)	– 0	–	(1,922)	– 0	–

Net increase	1,143	1,022		$11,365	$10,231

140	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2050 Fund
	Shares				Amount
	Six Months Ended January 31, 2016 (unaudited)		December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)			December 15, 2014(a) to July 31, 2015

Advisor Class
Shares sold	1,492		1,006			$14,941		$10,064

Shares issued in reinvestment of dividends and distributions	1		21			6		212

Shares redeemed	(617)		– 0	–		(6,228)		– 0	–

Net increase	876		1,027			$8,719		$10,276

Class R
Shares sold	9,769		3,222			$95,015		$32,878

Shares issued in reinvestment of dividends and distributions	116		38			1,135		384

Shares redeemed	(5)		(1,077)			(43)		(10,944)

Net increase	9,880		2,183			$96,107		$22,318

Class K
Shares sold	1,078,610		157,768			$10,692,189		$1,627,911

Shares issued in reinvestment of dividends and distributions	17,263		38			169,351		387

Shares redeemed	(46,296)		(1,219)			(449,585)		(12,607)

Net increase	1,049,577		156,587			$10,411,955		$1,615,691

Class I
Shares sold	119,588		94,003			$1,190,601		$940,029

Shares issued in reinvestment of dividends and distributions	1,763		3,632			17,332		36,463

Shares redeemed	(244)		– 0	–		(2,232)		– 0	–

Net increase	121,107		97,635			$1,205,701		$976,492

Class Z
Shares sold	– 0	–	1,003		$	– 0	–	$10,031

Shares issued in reinvestment of dividends and distributions	– 0	–(b)	39			– 0	–(c)	388

Net increase	– 0	–	1,042		$	– 0	–	$10,419

(a)	Commencement of operations.

(b)	Amount is less than one share.

(c)	Amount is less than one dollar

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	141

Notes to Financial Statements

	AB Multi-Manager Select 2055 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	59,144	2,726		$592,909	$28,030

Shares issued in reinvestment of dividends and distributions	657	21		6,544	211

Shares redeemed	(2,259)	(376)		(21,662)	(3,920)

Net increase	57,542	2,371		$577,791	$24,321

Class C
Shares sold	16,679	1,021		$165,032	$10,213

Shares issued in reinvestment of dividends and distributions	151	20		1,481	207

Shares redeemed	(13)	– 0	–	(125)	– 0	–

Net increase	16,817	1,041		$166,388	$10,420

Advisor Class
Shares sold	11,286	32,987		$108,102	$327,312

Shares issued in reinvestment of dividends and distributions	184	21		1,859	212

Shares redeemed	(225)	– 0	–	(2,259)	– 0	–

Net increase	11,245	33,008		$107,702	$327,524

Class R
Shares sold	1,668	1,450		$16,117	$14,634

Shares issued in reinvestment of dividends and distributions	21	38		207	385

Shares redeemed	(2)	– 0	–	(22)	– 0	–

Net increase	1,687	1,488		$16,302	$15,019

Class K
Shares sold	1,030,986	126,366		$10,134,902	$1,302,440

Shares issued in reinvestment of dividends and distributions	15,318	38		149,508	387

Shares redeemed	(55,300)	(87)		(543,693)	(892)

Net increase	991,004	126,317		$9,740,717	$1,301,935

142	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2055 Fund
	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	73,182	94,008		$725,326	$940,077

Shares issued in reinvestment of dividends and distributions	1,066	3,632		10,428	36,462

Shares redeemed	(2,151)	– 0	–	(20,257)	– 0	–

Net increase	72,097	97,640		$715,497	$976,539

Class Z
Shares sold	219	1,001		$2,162	$10,015

Shares issued in reinvestment of dividends and distributions	3	39		33	388

Shares redeemed	(1)	– 0	–	(8)	– 0	–

Net increase	221	1,040		$2,187	$10,403

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of Fund assets be invested in AB mutual funds as noted above may adversely affect Fund performance.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	143

Notes to Financial Statements

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from the Fund’s investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Portfolios may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of a Fund’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk—The Funds may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Leverage Risk—When a Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. A Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by a Fund, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

144	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Diversification Risk—The Funds may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, shareholders of a Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended July 31, 2015 was as follows:

Multi-Manager Select Retirement Allocation	2015
Distributions paid from:
Ordinary income	$14,003

Total distributions paid	$14,003

Multi-Manager Select 2010	2015
Distributions paid from:
Ordinary income	$19,917

Total distributions paid	$19,917

Multi-Manager Select 2015	2015
Distributions paid from:
Ordinary income	$21,005

Total distributions paid	$21,005

Multi-Manager Select 2020	2015
Distributions paid from:
Ordinary income	$24,867

Total distributions paid	$24,867

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	145

Notes to Financial Statements

Multi-Manager Select 2025	2015
Distributions paid from:
Ordinary income	$28,277

Total distributions paid	$28,277

Multi-Manager Select 2030	2015
Distributions paid from:
Ordinary income	$32,699

Total distributions paid	$32,699

Multi-Manager Select 2035	2015
Distributions paid from:
Ordinary income	$36,172

Total distributions paid	$36,172

Multi-Manager Select 2040	2015
Distributions paid from:
Ordinary income	$41,467
Long-term capital gains	2,245

Total distributions paid	$43,712

Multi-Manager Select 2045	2015
Distributions paid from:
Ordinary income	$33,299
Long-term capital gains	4,402

Total distributions paid	$37,701

Multi-Manager Select 2050	2015
Distributions paid from:
Ordinary income	$25,020
Long-term capital gains	13,232

Total distributions paid	$38,252

Multi-Manager Select 2055	2015
Distributions paid from:
Ordinary income	$27,913
Long-term capital gains	10,339

Total distributions paid	$38,252

146	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income		Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Multi-Manager Select Retirement Allocation	$1,621		$4,761	$(1,741)	$4,641
Multi-Manager Select 2010	1,595		5,747	(1,656)	5,686
Multi-Manager Select 2015	7,041		5,877	(15,162)	(2,244)
Multi-Manager Select 2020	46,033		11,029	(50,411)	6,651
Multi-Manager Select 2025	22,349		14,848	(58,678)	(21,481)
Multi-Manager Select 2030	23,190		17,625	(35,668)	5,147
Multi-Manager Select 2035	2,121		22,406	3,097	27,624
Multi-Manager Select 2040	– 0	–	22,099	33,115	55,214
Multi-Manager Select 2045	– 0	–	18,599	18,199	36,798
Multi-Manager Select 2050	– 0	–	9,801	21,517	31,318
Multi-Manager Select 2055	– 0	–	12,998	37,718	50,716

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2015, none of the Funds had any capital loss carryforwards.

NOTE H

New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	147

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class A
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.11
Net realized and unrealized gain (loss) on investment transactions	(.58)	.07

Net increase (decrease) in net asset value from operations	(.35)	.18

Less: Dividends and Distributions
Dividends from net investment income	(.02)	– 0	–
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.03)	– 0	–

Net asset value, end of period	$ 9.80	$ 10.18

Total Return
Total investment return based on net asset value(d)	(3.49)%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$426	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.40%	.39%
Expenses, before waivers/reimbursements^	11.33%	45.18%
Net investment income(c)^	4.74%	1.79%
Portfolio turnover rate	21%	12%

See footnote summary on page 224.

148	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class C
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.13	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.06
Net realized and unrealized gain (loss) on investment transactions	(.51)	.07

Net increase (decrease) in net asset value from operations	(.39)	.13

Less: Distributions
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Net asset value, end of period	$ 9.73	$ 10.13

Total Return
Total investment return based on net asset value(d)	(3.89)%	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.14%	1.14%
Expenses, before waivers/reimbursements^	16.01%	43.43%
Net investment income(c)^	2.40%	.96%
Portfolio turnover rate	21%	12%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	149

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Advisor Class
	Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.13
Net realized and unrealized gain (loss) on investment transactions	(.50)	.07

Net increase (decrease) in net asset value from operations	(.35)	.20

Less: Distributions
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Net asset value, end of period	$ 9.84	$ 10.20

Total Return
Total investment return based on net asset value(d)	(3.47)%	2.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.15%	.14%
Expenses, before waivers/reimbursements^	14.32%	44.95%
Net investment income(c)^	3.05%	2.05%
Portfolio turnover rate	21%	12%

See footnote summary on page 224.

150	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.02	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11	.10
Net realized and unrealized gain (loss) on investment transactions	(.48)	.06

Net increase (decrease) in net asset value from operations	(.37)	.16

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.14)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.09)	(.14)

Net asset value, end of period	$ 9.56	$ 10.02

Total Return
Total investment return based on net asset value(d)	(3.69)%	1.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.66%	.64%
Expenses, before waivers/reimbursements^	7.35%	30.60%
Net investment income(c)^	2.40%	1.56%
Portfolio turnover rate	21%	12%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.09
Net realized and unrealized gain (loss) on investment transactions	(.59)	.09

Net increase (decrease) in net asset value from operations	(.36)	.18

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.14)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	(.14)

Net asset value, end of period	$ 9.57	$ 10.04

Total Return
Total investment return based on net asset value(d)	(3.60)%	1.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,609	$671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.40%	.39%
Expenses, before waivers/reimbursements^	6.24%	21.09%
Net investment income(c)^	4.71%	1.45%
Portfolio turnover rate	21%	12%

See footnote summary on page 224.

152	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.13
Net realized and unrealized gain (loss) on investment transactions	(.53)	.06

Net increase (decrease) in net asset value from operations	(.35)	.19

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.14)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	.14

Net asset value, end of period	$ 9.59	$ 10.05

Total Return
Total investment return based on net asset value(d)	(3.46)%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,526	$959
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.15%	.14%
Expenses, before waivers/reimbursements^	10.13%	30.07%
Net investment income(c)^	3.75%	2.06%
Portfolio turnover rate	21%	12%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.13
Net realized and unrealized gain (loss) on investment transactions	(.51)	.06

Net increase (decrease) in net asset value from operations	(.35)	.19

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.14)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	(.14)

Net asset value, end of period	$ 9.59	$ 10.05

Total Return
Total investment return based on net asset value(d)	(3.47)%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.14%	.14%
Expenses, before waivers/reimbursements^	11.78%	30.15%
Net investment income(c)^	3.30%	2.07%
Portfolio turnover rate	21%	12%

See footnote summary on page 224.

154	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30	.16
Net realized and unrealized gain (loss) on investment transactions	(.75)	.10

Net increase (decrease) in net asset value from operations	(.45)	.26

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.03)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.09)	(.03)

Net asset value, end of period	$ 9.69	$ 10.23

Total Return
Total investment return based on net asset value(d)	(4.45)%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$590	$16
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.39%	.38%
Expenses, before waivers/reimbursements^	6.08%	46.32%
Net investment income(c)^	6.17%	2.53%
Portfolio turnover rate	13%	15%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	155

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.12
Net realized and unrealized gain (loss) on investment transactions	(.72)	.08

Net increase (decrease) in net asset value from operations	(.49)	.20

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.02)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.03)	(.02)

Net asset value, end of period	$ 9.66	$ 10.18

Total Return
Total investment return based on net asset value(d)	(4.78)%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.14%	1.13%
Expenses, before waivers/reimbursements^	7.48%	47.09%
Net investment income(c)^	4.78%	1.84%
Portfolio turnover rate	13%	15%

See footnote summary on page 224.

156	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.28	.18
Net realized and unrealized gain (loss) on investment transactions	(.72)	.09

Net increase (decrease) in net asset value from operations	(.44)	.27

Less: Dividends and Distributions
Dividends from net investment income	(.06)	(.03)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.07)	(.03)

Net asset value, end of period	$ 9.73	$ 10.24

Total Return
Total investment return based on net asset value(d)	(4.27)%	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$523	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.14%	.13%
Expenses, before waivers/reimbursements^	5.83%	46.11%
Net investment income(c)^	5.73%	2.81%
Portfolio turnover rate	13%	15%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.15
Net realized and unrealized gain (loss) on investment transactions	(.68)	.09

Net increase (decrease) in net asset value from operations	(.46)	.24

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	(.20)

Net asset value, end of period	$ 9.47	$ 10.04

Total Return
Total investment return based on net asset value(d)	(4.56)%	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$534	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.64%	.63%
Expenses, before waivers/reimbursements^	5.56%	30.49%
Net investment income(c)^	4.56%	2.31%
Portfolio turnover rate	13%	15%

See footnote summary on page 224.

158	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.10
Net realized and unrealized gain (loss) on investment transactions	(.70)	.15

Net increase (decrease) in net asset value from operations	(.45)	.25

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.20)

Net asset value, end of period	$ 9.48	$ 10.05

Total Return
Total investment return based on net asset value(d)	(4.50)%	2.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,004	$597
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.39%	.38%
Expenses, before waivers/reimbursements^	4.26%	23.54%
Net investment income(c)^	5.23%	1.72%
Portfolio turnover rate	13%	15%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.18
Net realized and unrealized gain (loss) on investment transactions	(.61)	.09

Net increase (decrease) in net asset value from operations	(.44)	.27

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.20)

Net asset value, end of period	$ 9.51	$ 10.07

Total Return
Total investment return based on net asset value(d)	(4.37)%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$914	$966
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.13%	.13%
Expenses, before waivers/reimbursements^	10.81%	29.96%
Net investment income(c)^	3.53%	2.82%
Portfolio turnover rate	13%	15%

See footnote summary on page 224.

160	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.18
Net realized and unrealized gain (loss) on investment transactions	(.61)	.09

Net increase (decrease) in net asset value from operations	(.44)	.27

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.20)

Net asset value, end of period	$ 9.51	$ 10.07

Total Return
Total investment return based on net asset value(d)	(4.37)%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.13%	.13%
Expenses, before waivers/reimbursements^	10.85%	30.01%
Net investment income(c)^	3.54%	2.82%
Portfolio turnover rate	13%	15%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.26	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.28	.10
Net realized and unrealized gain (loss) on investment transactions	(.80)	.20	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.52)	.30

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.04)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.13)	(.04)

Net asset value, end of period	$ 9.61	$ 10.26

Total Return
Total investment return based on net asset value(d)	(5.06)%	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,406	$168
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.41%	.42%
Expenses, before waivers/reimbursements^	2.27%	26.98%
Net investment income(c)^	5.75%	1.50%
Portfolio turnover rate	16%	18%

See footnote summary on page 224.

162	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.06
Net realized and unrealized gain (loss) on investment transactions	(.70)	.19	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.55)	.25

Less: Dividends and Distributions
Dividends from net investment income	(.07)	(.04)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.07)	(.04)

Net asset value, end of period	$ 9.59	$ 10.21

Total Return
Total investment return based on net asset value(d)	(5.36)%	2.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$752	$374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.17%	1.17%
Expenses, before waivers/reimbursements^	3.64%	19.67%
Net investment income(c)^	2.99%	.90%
Portfolio turnover rate	16%	18%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.12
Net realized and unrealized gain (loss) on investment transactions	(.71)	.19	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.50)	.31

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.04)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.02)	(.04)

Net asset value, end of period	$ 9.75	$ 10.27

Total Return
Total investment return based on net asset value(d)	(4.90)%	3.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63	$61
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.17%	.17%
Expenses, before waivers/reimbursements^	2.79%	26.67%
Net investment income(c)^	4.14%	1.82%
Portfolio turnover rate	16%	18%

See footnote summary on page 224.

164	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.11
Net realized and unrealized gain (loss) on investment transactions	(.70)	.17	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.51)	.28

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.21)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.13)	(.21)

Net asset value, end of period	$ 9.43	$ 10.07

Total Return
Total investment return based on net asset value(d)	(5.15)%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$416	$247
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.67%	.67%
Expenses, before waivers/reimbursements^	2.56%	15.95%
Net investment income(c)^	3.91%	1.74%
Portfolio turnover rate	16%	18%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.08
Net realized and unrealized gain (loss) on investment transactions	(.75)	.22	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.51)	.30

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.21)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.14)	(.21)

Net asset value, end of period	$ 9.44	$ 10.09

Total Return
Total investment return based on net asset value(d)	(5.09)%	3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,560	$3,780
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.42%	.42%
Expenses, before waivers/reimbursements^	1.81%	10.55%
Net investment income(c)^	4.90%	1.30%
Portfolio turnover rate	16%	18%

See footnote summary on page 224.

166	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.10	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.18
Net realized and unrealized gain (loss) on investment transactions	(.70)	.14	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.50)	.32

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.22)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.22)

Net asset value, end of period	$ 9.45	$ 10.10

Total Return
Total investment return based on net asset value(d)	(5.04)%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,152	$969
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.17%	.17%
Expenses, before waivers/reimbursements^	2.16%	25.68%
Net investment income(c)^	3.99%	2.91%
Portfolio turnover rate	16%	18%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.10	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.18
Net realized and unrealized gain (loss) on investment transactions	(.68)	.14	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.50)	.32

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.22)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.14)	(.22)

Net asset value, end of period	$ 9.46	$ 10.10

Total Return
Total investment return based on net asset value(d)	(4.94)%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.17%	.17%
Expenses, before waivers/reimbursements^	2.27%	25.70%
Net investment income(c)^	3.70%	2.91%
Portfolio turnover rate	16%	18%

See footnote summary on page 224.

168	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.12
Net realized and unrealized gain (loss) on investment transactions	(.84)	.24	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.58)	.36

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.08)

Net asset value, end of period	$ 9.56	$ 10.28

Total Return
Total investment return based on net asset value(d)	(5.69)%	3.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,512	$521
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.46%	.46%
Expenses, before waivers/reimbursements^	1.57%	9.77%
Net investment income(c)^	5.30%	2.00%
Portfolio turnover rate	13%	100%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.06
Net realized and unrealized gain (loss) on investment transactions	(.81)	.24	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.61)	.30

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.07)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.11)	(.07)

Net asset value, end of period	$ 9.51	$ 10.23

Total Return
Total investment return based on net asset value(d)	(6.02)%	3.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,087	$370
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.21%	1.21%
Expenses, before waivers/reimbursements^	2.50%	12.82%
Net investment income(c)^	4.11%	.95%
Portfolio turnover rate	13%	100%

See footnote summary on page 224.

170	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.31	.18
Net realized and unrealized gain (loss) on investment transactions	(.88)	.20	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.57)	.38

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.08)

Net asset value, end of period	$ 9.59	$ 10.30

Total Return
Total investment return based on net asset value(d)	(5.60)%	3.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$185	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.21%	.21%
Expenses, before waivers/reimbursements^	1.21%	25.25%
Net investment income(c)^	6.40%	2.74%
Portfolio turnover rate	13%	100%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.12
Net realized and unrealized gain (loss) on investment transactions	(.84)	.22	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.58)	.34

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.25)

Net asset value, end of period	$ 9.37	$ 10.09

Total Return
Total investment return based on net asset value(d)	(5.80)%	3.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,494	$296
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.71%	.71%
Expenses, before waivers/reimbursements^	1.57%	8.32%
Net investment income(c)^	5.34%	1.93%
Portfolio turnover rate	13%	100%

See footnote summary on page 224.

172	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.11	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.10
Net realized and unrealized gain (loss) on investment transactions	(.82)	.26	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.57)	.36

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.25)

Net asset value, end of period	$ 9.40	$ 10.11

Total Return
Total investment return based on net asset value(d)	(5.65)%	3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,254	$6,854
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.46%	.46%
Expenses, before waivers/reimbursements^	1.30%	5.40%
Net investment income(c)^	5.21%	1.68%
Portfolio turnover rate	13%	100%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.19
Net realized and unrealized gain (loss) on investment transactions	(.82)	.18	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.56)	.37

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.25)

Net asset value, end of period	$ 9.41	$ 10.12

Total Return
Total investment return based on net asset value(d)	(5.59)%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,922	$975
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.21%	.21%
Expenses, before waivers/reimbursements^	1.13%	24.45%
Net investment income(c)^	5.27%	2.98%
Portfolio turnover rate	13%	100%

See footnote summary on page 224.

174	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.19
Net realized and unrealized gain (loss) on investment transactions	(.74)	.18	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.56)	.37

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.25)

Net asset value, end of period	$ 9.41	$ 10.12

Total Return
Total investment return based on net asset value(d)	(5.60)%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.21%	.21%
Expenses, before waivers/reimbursements^	1.47%	24.49%
Net investment income(c)^	3.77%	2.99%
Portfolio turnover rate	13%	100%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

Net asset value, beginning of period	$ 10.33	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.31	.11
Net realized and unrealized gain (loss) on investment transactions	(.97)	.33	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.66)	.44

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.11)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.11)

Net asset value, end of period	$ 9.52	$ 10.33

Total Return
Total investment return based on net asset value(d)	(6.49)%	4.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,767	$174
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.45%	.45%
Expenses, before waivers/reimbursements^	1.30%	13.53%
Net investment income(c)^	6.33%	1.73%
Portfolio turnover rate	14%	22%

See footnote summary on page 224.

176	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.05
Net realized and unrealized gain (loss) on investment transactions	(.88)	.35	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.69)	.40

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.11)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.11)	(.11)

Net asset value, end of period	$ 9.49	$ 10.29

Total Return
Total investment return based on net asset value(d)	(6.77)%	3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$689	$138
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.20%	1.20%
Expenses, before waivers/reimbursements^	2.29%	15.69%
Net investment income(c)^	4.00%	.72%
Portfolio turnover rate	14%	22%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.11
Net realized and unrealized gain (loss) on investment transactions	(.87)	.35	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.65)	.46

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.11)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.14)	(.11)

Net asset value, end of period	$ 9.56	$ 10.35

Total Return
Total investment return based on net asset value(d)	(6.33)%	4.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$769	$534
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%	.20%
Expenses, before waivers/reimbursements^	1.41%	13.26%
Net investment income(c)^	4.41%	1.71%
Portfolio turnover rate	14%	22%

See footnote summary on page 224.

178	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.14	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.12
Net realized and unrealized gain (loss) on investment transactions	(.91)	.31	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.67)	.43

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.29)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.14)	(.29)

Net asset value, end of period	$ 9.33	$ 10.14

Total Return
Total investment return based on net asset value(d)	(6.66)%	4.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,601	$482
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.70%	.70%
Expenses, before waivers/reimbursements^	1.43%	7.14%
Net investment income(c)^	5.04%	1.98%
Portfolio turnover rate	14%	22%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.16	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.09
Net realized and unrealized gain (loss) on investment transactions	(.90)	.36	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.65)	.45

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.29)

Net asset value, end of period	$ 9.36	$ 10.16

Total Return
Total investment return based on net asset value(d)	(6.49)%	4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,857	$10,497
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.45%	.45%
Expenses, before waivers/reimbursements^	1.10%	5.97%
Net investment income(c)^	5.28%	1.46%
Portfolio turnover rate	14%	22%

See footnote summary on page 224.

180	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.17	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.19
Net realized and unrealized gain (loss) on investment transactions	(.90)	.27	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.64)	.46

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.29)

Net asset value, end of period	$ 9.38	$ 10.17

Total Return
Total investment return based on net asset value(d)	(6.33)%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,840	$984
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%	.20%
Expenses, before waivers/reimbursements^	.91%	22.66%
Net investment income(c)^	5.39%	3.04%
Portfolio turnover rate	14%	22%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.17	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.19
Net realized and unrealized gain (loss) on investment transactions	(.83)	.27	†
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.64)	.46

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.29)

Net asset value, end of period	$ 9.38	$ 10.17

Total Return
Total investment return based on net asset value(d)	(6.34)%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%	.20%
Expenses, before waivers/reimbursements^	1.21%	22.69%
Net investment income(c)^	3.78%	3.04%
Portfolio turnover rate	14%	22%

See footnote summary on page 224.

182	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30	.08
Net realized and unrealized gain (loss) on investment transactions	(1.03)	.47
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.73)	.55

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.16)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.16)

Net asset value, end of period	$ 9.52	$ 10.39

Total Return
Total investment return based on net asset value(d)	(7.05)%	5.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,063	$317
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%	.49%
Expenses, before waivers/reimbursements^	1.50%	18.85%
Net investment income(c)^	6.11%	1.18%
Portfolio turnover rate	16%	35%
See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.12
Net realized and unrealized gain (loss) on investment transactions	(.92)	.38
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.75)	.50

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.15)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.15)

Net asset value, end of period	$ 9.48	$ 10.35

Total Return
Total investment return based on net asset value(d)	(7.33)%	5.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$578	$20
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.24%	1.24%
Expenses, before waivers/reimbursements^	2.49%	25.83%
Net investment income(c)^	3.39%	1.88%
Portfolio turnover rate	16%	35%

See footnote summary on page 224.

184	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.41	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.32	.12
Net realized and unrealized gain (loss) on investment transactions	(1.03)	.45
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.71)	.57

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.16)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.16)

Net asset value, end of period	$ 9.55	$ 10.41

Total Return
Total investment return based on net asset value(d)	(6.93)%	5.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$642	$50
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%	.24%
Expenses, before waivers/reimbursements^	1.27%	18.70%
Net investment income(c)^	6.53%	1.82%
Portfolio turnover rate	16%	35%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.10
Net realized and unrealized gain (loss) on investment transactions	(.94)	.43
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.72)	.53

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.33)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.33)

Net asset value, end of period	$ 9.34	$ 10.20

Total Return
Total investment return based on net asset value(d)	(7.13)%	5.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,934	$380
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.74%	.74%
Expenses, before waivers/reimbursements^	1.66%	8.24%
Net investment income(c)^	4.64%	1.70%
Portfolio turnover rate	16%	35%

See footnote summary on page 224.

186	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.08
Net realized and unrealized gain (loss) on investment transactions	(.95)	.46
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.71)	.54

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.33)

Net asset value, end of period	$ 9.35	$ 10.21

Total Return
Total investment return based on net asset value(d)	(7.05)%	5.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,512	$7,785
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%	.49%
Expenses, before waivers/reimbursements^	1.33%	7.09%
Net investment income(c)^	5.03%	1.28%
Portfolio turnover rate	16%	35%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.18
Net realized and unrealized gain (loss) on investment transactions	(.96)	.38
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.71)	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.33)

Net asset value, end of period	$ 9.37	$ 10.23

Total Return
Total investment return based on net asset value(d)	(6.97)%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,254	$994
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%	.24%
Expenses, before waivers/reimbursements^	1.17%	22.26%
Net investment income(c)^	5.05%	2.90%
Portfolio turnover rate	16%	35%

See footnote summary on page 224.

188	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.18
Net realized and unrealized gain (loss) on investment transactions	(.88)	.38
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.70)	.56

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.33)

Net asset value, end of period	$ 9.38	$ 10.23

Total Return
Total investment return based on net asset value(d)	(6.89)%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%	.24%
Expenses, before waivers/reimbursements^	1.41%	22.28%
Net investment income(c)^	3.65%	2.88%
Portfolio turnover rate	16%	35%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30	.07
Net realized and unrealized gain (loss) on investment transactions	(1.13)	.56
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.83)	.63

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.19)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.19)

Net asset value, end of period	$ 9.46	$ 10.44

Total Return
Total investment return based on net asset value(d)	(8.03)%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,010	$288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%	.49%
Expenses, before waivers/reimbursements^	1.77%	14.64%
Net investment income(c)^	6.17%	1.09%
Portfolio turnover rate	15%	17%

See footnote summary on page 224.

190	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.40	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.05
Net realized and unrealized gain (loss) on investment transactions	(1.04)	.54
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.87)	.59

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.19)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.12)	(.19)

Net asset value, end of period	$ 9.41	$ 10.40

Total Return
Total investment return based on net asset value(d)	(8.45)%	5.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$780	$65
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.24%	1.24%
Expenses, before waivers/reimbursements^	2.84%	19.46%
Net investment income(c)^	3.54%	.76%
Portfolio turnover rate	15%	17%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.45	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.07
Net realized and unrealized gain (loss) on investment transactions	(1.07)	.57
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.81)	.64

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.19)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.12)	(.19)

Net asset value, end of period	$ 9.52	$ 10.45

Total Return
Total investment return based on net asset value(d)	(7.85)%	6.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$414	$171
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%	.24%
Expenses, before waivers/reimbursements^	1.85%	21.13%
Net investment income(c)^	5.31%	1.16%
Portfolio turnover rate	15%	17%

See footnote summary on page 224.

192	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.25	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.10
Net realized and unrealized gain (loss) on investment transactions	(1.08)	.51
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.83)	.61

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.36)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.36)

Net asset value, end of period	$ 9.27	$ 10.25

Total Return
Total investment return based on net asset value(d)	(8.21)%	6.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,242	$216
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.74%	.74%
Expenses, before waivers/reimbursements^	1.84%	9.15%
Net investment income(c)^	5.21%	1.62%
Portfolio turnover rate	15%	17%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.26	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.07
Net realized and unrealized gain (loss) on investment transactions	(1.07)	.56
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.82)	.63

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.37)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.37)

Net asset value, end of period	$ 9.29	$ 10.26

Total Return
Total investment return based on net asset value(d)	(8.05)%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,952	$6,768
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%	.49%
Expenses, before waivers/reimbursements^	1.55%	6.39%
Net investment income(c)^	5.26%	1.16%
Portfolio turnover rate	15%	17%

See footnote summary on page 224.

194	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.17
Net realized and unrealized gain (loss) on investment transactions	(1.07)	.48
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.81)	.65

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.37)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.16)	(.37)

Net asset value, end of period	$ 9.31	$ 10.28

Total Return
Total investment return based on net asset value(d)	(7.97)%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,692	$1,001
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%	.24%
Expenses, before waivers/reimbursements^	1.32%	22.51%
Net investment income(c)^	5.41%	2.65%
Portfolio turnover rate	15%	17%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.17
Net realized and unrealized gain (loss) on investment transactions	(.99)	.48
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.81)	.65

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.37)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.16)	(.37)

Net asset value, end of period	$ 9.31	$ 10.28

Total Return
Total investment return based on net asset value(d)	(7.99)%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%	.24%
Expenses, before waivers/reimbursements^	1.78%	22.53%
Net investment income(c)^	3.62%	2.64%
Portfolio turnover rate	15%	17%

See footnote summary on page 224.

196	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.42	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.32	.11
Net realized and unrealized gain (loss) on investment transactions	(1.22)	.58
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.90)	.69

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.27)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.27)

Net asset value, end of period	$ 9.37	$ 10.42

Total Return
Total investment return based on net asset value(d)	(8.75)%	6.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,882	$77
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%	.53%
Expenses, before waivers/reimbursements^	1.93%	23.89%
Net investment income(c)^	6.63%	1.69%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.09
Net realized and unrealized gain (loss) on investment transactions	(1.11)	.56
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.94)	.65

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.26)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.10)	(.26)

Net asset value, end of period	$ 9.35	$ 10.39

Total Return
Total investment return based on net asset value(d)	(9.09)%	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$542	$26
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%	1.28%
Expenses, before waivers/reimbursements^	3.13%	30.19%
Net investment income(c)^	3.55%	1.35%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

198	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.45	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30	.15
Net realized and unrealized gain (loss) on investment transactions	(1.21)	.57
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.91)	.72

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.27)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.10)	(.27)

Net asset value, end of period	$ 9.44	$ 10.45

Total Return
Total investment return based on net asset value(d)	(8.75)%	7.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$153	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.28%
Expenses, before waivers/reimbursements^	1.91%	29.08%
Net investment income(c)^	6.07%	2.33%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30	.11
Net realized and unrealized gain (loss) on investment transactions	(1.20)	.57
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.90)	.68

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.44)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.44)

Net asset value, end of period	$ 9.19	$ 10.24

Total Return
Total investment return based on net asset value(d)	(8.89)%	6.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$953	$36
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%	.78%
Expenses, before waivers/reimbursements^	1.77%	14.63%
Net investment income(c)^	6.32%	1.71%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

200	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.25	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.06
Net realized and unrealized gain (loss) on investment transactions	(1.13)	.63
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.89)	.69

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.44)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.15)	(.44)

Net asset value, end of period	$ 9.21	$ 10.25

Total Return
Total investment return based on net asset value(d)	(8.77)%	7.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,189	$8,623
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%	.53%
Expenses, before waivers/reimbursements^	1.75%	5.69%
Net investment income(c)^	5.02%	1.03%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.15
Net realized and unrealized gain (loss) on investment transactions	(1.14)	.56
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.88)	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.44)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.16)	(.44)

Net asset value, end of period	$ 9.23	$ 10.27

Total Return
Total investment return based on net asset value(d)	(8.69)%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,335	$1,008
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.28%
Expenses, before waivers/reimbursements^	1.56%	18.71%
Net investment income(c)^	5.33%	2.44%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

202	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.04
Net realized and unrealized gain (loss) on investment transactions	(1.05)	.67
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.88)	.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.44)
Distributions from net realized gain on investment transactions	(.00	)(e)	– 0	–

Total dividends and distributions	(.16)	(.44)

Net asset value, end of period	$ 9.23	$ 10.27

Total Return
Total investment return based on net asset value(d)	(8.71)%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$477	$522
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.28%
Expenses, before waivers/reimbursements^	1.93%	16.54%
Net investment income(c)^	3.43%	.68%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.51	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.33	.12
Net realized and unrealized gain (loss) on investment transactions	(1.29)	.60
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.96)	.72

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.21)

Net asset value, end of period	$ 9.40	$ 10.51

Total Return
Total investment return based on net asset value(d)	(9.19)%	7.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,826	$111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%	.54%
Expenses, before waivers/reimbursements^	2.35%	28.43%
Net investment income(c)^	6.84%	1.96%
Portfolio turnover rate	17%	14%

See footnote summary on page 224.

204	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.47	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.01
Net realized and unrealized gain (loss) on investment transactions	(1.17)	.66
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(1.01)	.67

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.20)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.03)	(.20)

Net asset value, end of period	$ 9.43	$ 10.47

Total Return
Total investment return based on net asset value(d)	(9.63)%	6.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$276	$84
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%	1.29%
Expenses, before waivers/reimbursements^	4.02%	27.00%
Net investment income(c)^	3.14%	.14%
Portfolio turnover rate	17%	14%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.53	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30	.15
Net realized and unrealized gain (loss) on investment transactions	(1.26)	.59
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.96)	.74

Less: Dividends and Distributions
Dividends from net investment income	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.08)	(.21)

Net asset value, end of period	$ 9.49	$ 10.53

Total Return
Total investment return based on net asset value(d)	(9.19)%	7.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.29%
Expenses, before waivers/reimbursements^	2.58%	29.40%
Net investment income(c)^	6.11%	2.35%
Portfolio turnover rate	17%	14%

See footnote summary on page 224.

206	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.32	.10
Net realized and unrealized gain (loss) on investment transactions	(1.28)	.60
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.96)	.70

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.16)	(.38)

Net asset value, end of period	$ 9.20	$ 10.32

Total Return
Total investment return based on net asset value(d)	(9.43)%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,841	$63
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%	.79%
Expenses, before waivers/reimbursements^	2.04%	15.63%
Net investment income(c)^	6.78%	1.53%
Portfolio turnover rate	17%	14%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.06
Net realized and unrealized gain (loss) on investment transactions	(1.20)	.66
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.95)	.72

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.16)	(.38)

Net asset value, end of period	$ 9.23	$ 10.34

Total Return
Total investment return based on net asset value(d)	(9.31)%	7.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,688	$6,077
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%	.54%
Expenses, before waivers/reimbursements^	2.27%	7.63%
Net investment income(c)^	5.17%	.93%
Portfolio turnover rate	17%	14%

See footnote summary on page 224.

208	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.15
Net realized and unrealized gain (loss) on investment transactions	(1.19)	.57
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.94)	.72

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.16)	(.38)

Net asset value, end of period	$ 9.24	$ 10.34

Total Return
Total investment return based on net asset value(d)	(9.16)%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,735	$1,009
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.29%
Expenses, before waivers/reimbursements^	2.11%	23.10%
Net investment income(c)^	5.17%	2.36%
Portfolio turnover rate	17%	14%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.06
Net realized and unrealized gain (loss) on investment transactions	(1.11)	.66
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.94)	.72

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.16)	(.38)

Net asset value, end of period	$ 9.24	$ 10.34

Total Return
Total investment return based on net asset value(d)	(9.16)%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$316	$346
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.29%	.29%
Expenses, before waivers/reimbursements^	2.74%	16.19%
Net investment income(c)^	3.44%	.96%
Portfolio turnover rate	17%	14%

See footnote summary on page 224.

210	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.49	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.09
Net realized and unrealized gain (loss) on investment transactions	(1.25)	.61

Net increase (decrease) in net asset value from operations	(.98)	.70

Less: Dividends and Distributions
Dividends from net investment income	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.08)	(.21)

Net asset value, end of period	$ 9.43	$ 10.49

Total Return
Total investment return based on net asset value(d)	(9.39)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$831	$66
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%	.53%
Expenses, before waivers/reimbursements^	8.35%	36.42%
Net investment income(c)^	5.53%	1.37%
Portfolio turnover rate	11%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.09
Net realized and unrealized gain (loss) on investment transactions	(1.16)	.56

Net increase (decrease) in net asset value from operations	(1.01)	.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.01)	(.21)

Net asset value, end of period	$ 9.42	$ 10.44

Total Return
Total investment return based on net asset value(d)	(9.71)%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%	1.28%
Expenses, before waivers/reimbursements^	10.33%	41.11%
Net investment income(c)^	3.10%	1.39%
Portfolio turnover rate	11%	16%

See footnote summary on page 224.

212	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.15
Net realized and unrealized gain (loss) on investment transactions	(1.20)	.56

Net increase (decrease) in net asset value from operations	(.97)	.71

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.01)	(.21)

Net asset value, end of period	$ 9.52	$ 10.50

Total Return
Total investment return based on net asset value(d)	(9.27)%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.28%
Expenses, before waivers/reimbursements^	8.90%	40.13%
Net investment income(c)^	4.57%	2.38%
Portfolio turnover rate	11%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.13
Net realized and unrealized gain (loss) on investment transactions	(1.19)	.55

Net increase (decrease) in net asset value from operations	(.96)	.68

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.14)	(.39)

Net asset value, end of period	$ 9.19	$ 10.29

Total Return
Total investment return based on net asset value(d)	(9.45)%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%	.78%
Expenses, before waivers/reimbursements^	5.28%	25.29%
Net investment income(c)^	4.84%	2.03%
Portfolio turnover rate	11%	16%

See footnote summary on page 224.

214	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.07
Net realized and unrealized gain (loss) on investment transactions	(1.20)	.62

Net increase (decrease) in net asset value from operations	(.95)	.69

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 9.20	$ 10.30

Total Return
Total investment return based on net asset value(d)	(9.35)%	6.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,099	$1,613
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%	.53%
Expenses, before waivers/reimbursements^	4.72%	16.29%
Net investment income(c)^	5.23%	1.09%
Portfolio turnover rate	11%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.15
Net realized and unrealized gain (loss) on investment transactions	(1.16)	.56

Net increase (decrease) in net asset value from operations	(.94)	.71

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 9.23	$ 10.32

Total Return
Total investment return based on net asset value(d)	(9.18)%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,018	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.28%
Expenses, before waivers/reimbursements^	5.26%	27.24%
Net investment income(c)^	4.62%	2.39%
Portfolio turnover rate	11%	16%

See footnote summary on page 224.

216	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.15
Net realized and unrealized gain (loss) on investment transactions	(1.11)	.56

Net increase (decrease) in net asset value from operations	(.94)	.71

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 9.23	$ 10.32

Total Return
Total investment return based on net asset value(d)	(9.19)%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.28%
Expenses, before waivers/reimbursements^	6.37%	27.28%
Net investment income(c)^	3.36%	2.38%
Portfolio turnover rate	11%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	217

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.48	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.11
Net realized and unrealized gain (loss) on investment transactions	(1.28)	.58
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(1.01)	.69

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.21)

Net asset value, end of period	$ 9.35	$ 10.48

Total Return
Total investment return based on net asset value(d)	(9.69)%	6.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$561	$25
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%	.53%
Expenses, before waivers/reimbursements^	7.03%	22.61%
Net investment income(c)^	5.66%	1.73%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

218	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class C
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.09
Net realized and unrealized gain (loss) on investment transactions	(1.24)	.56
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(1.05)	.65

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.09)	(.21)

Net asset value, end of period	$ 9.30	$ 10.44

Total Return
Total investment return based on net asset value(d)	(10.12)%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$166	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%	1.28%
Expenses, before waivers/reimbursements^	8.10%	24.47%
Net investment income(c)^	3.85%	1.39%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	219

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.04
Net realized and unrealized gain (loss) on investment transactions	(1.18)	.67
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(1.01)	.71

Less: Dividends and Distributions
Dividends from net investment income	(.03)	(.21)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.04)	(.21)

Net asset value, end of period	$ 9.45	$ 10.50

Total Return
Total investment return based on net asset value(d)	(9.61)%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$418	$347
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.28%
Expenses, before waivers/reimbursements^	8.73%	22.48%
Net investment income(c)^	3.45%	.69%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

220	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class R
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.12
Net realized and unrealized gain (loss) on investment transactions	(1.18)	.56
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(1.01)	.68

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.12)	(.39)

Net asset value, end of period	$ 9.16	$ 10.29

Total Return
Total investment return based on net asset value(d)	(9.85)%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%	.78%
Expenses, before waivers/reimbursements^	6.85%	22.02%
Net investment income(c)^	3.62%	1.86%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	221

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.07
Net realized and unrealized gain (loss) on investment transactions	(1.23)	.61
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.98)	.68

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 9.16	$ 10.29

Total Return
Total investment return based on net asset value(d)	(9.64)%	6.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,238	$1,300
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%	.53%
Expenses, before waivers/reimbursements^	4.95%	16.63%
Net investment income(c)^	5.26%	1.14%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

222	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.15
Net realized and unrealized gain (loss) on investment transactions	(1.18)	.56
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.98)	.71

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 9.19	$ 10.32

Total Return
Total investment return based on net asset value(d)	(9.57)%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,559	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.28%
Expenses, before waivers/reimbursements^	6.33%	21.99%
Net investment income(c)^	4.19%	2.39%
Portfolio turnover rate	13%	16%

See footnote summary on page 224.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	223

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
Six Months Ended January 31, 2016 (unaudited)	December 15, 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.15
Net realized and unrealized gain (loss) on investment transactions	(1.15)	.56
Contributions from Affiliates	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	(.98)	.71

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.01)	– 0	–

Total dividends and distributions	(.15)	(.39)

Net asset value, end of period	$ 9.19	$ 10.32

Total Return
Total investment return based on net asset value(d)	(9.57)%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%	.28%
Expenses, before waivers/reimbursements^	6.92%	21.98%
Net investment income(c)^	3.52%	2.38%
Portfolio turnover rate	13%	16%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Amount is less than $.005.

^	Annualized.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

The expense and net investment income ratios do not include income earned or expenses incurred by the Funds through their Underlying Portfolios.

See notes to financial statements.

224	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Vadim Zlotnikov(2) , Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Emilie D. Wrapp, Secretary

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	Messrs. Loewy, Nikolich, and Zlotnikov are the investment professionals at the Adviser with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolios, which role includes monitoring the Funds’ sub-adviser and allocating Fund assets among asset classes.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	225

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Cap Fund, Inc. (the “Fund”) in respect of the AllianceBernstein Multi-Manager Select Retirement Funds (each a “Portfolio” and collectively, the “Portfolios”):2

Select Retirement Allocation Fund

Select 2010 Fund

Select 2015 Fund

Select 2020 Fund

Select 2025 Fund

Select 2030 Fund

Select 2035 Fund

Select 2040 Fund

Select 2045 Fund

Select 2050 Fund

Select 2055 Fund

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Portfolios are designed as open end target date funds, registered under the Investment Company Act of 1940 (the “1940 Act”), each of which invests in externally-managed mutual funds with an ability to strategically alter its asset allocation during market cycles with periods of higher volatility using the Adviser’s Dynamic Asset Allocation (“DAA”) service.3 The Portfolios will be

1	It should be noted that the information in the fee evaluation was completed on July 24, 2014 and discussed with the Board of Directors on August 5-7, 2014.

2	Future references to the Portfolios do not include “AllianceBernstein.”

3	The Portfolios will invest in actively and passively managed funds, including exchange traded funds (“ETFs”).

226	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

managed by the Adviser and sub-advised by Morningstar Investment Management (“Morningstar”).4 The Adviser will be responsible for the Portfolios’ asset allocation policy and trade execution. The Adviser will also provide Morningstar with the universe of external fund managers from which Morningstar is to select investments in performing its portfolio management activities. Morningstar will be responsible for portfolio construction and selecting the underlying investment options (the “Underlying Funds”) for the Portfolios; provided, however, that investments managed by the Adviser will constitute approximately 33% (and in no event greater than 40%) of the aggregate net asset value of the Portfolios. Other duties Morningstar will be responsible for include providing regular reports to the Fund and/or to the Adviser and providing support to the Adviser with respect to marketing of the Portfolios.

The Portfolios’ investment objective is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Except for Select Retirement Allocation Fund, which will be managed from its inception at the final static asset allocation, each Portfolio will be managed to the specific year of planned retirement included in its name; such Portfolio’s asset mix will become more conservative, with an increasing exposure to fixed-income securities and short-term bonds, until reaching the year approximately 15 years after the retirement year at which time the asset allocation will become static. Effective 15 years after its stated year, the Portfolio’s portfolio allocation will become static, and the Adviser will propose to merge the Portfolio with Select Retirement Allocation Fund. Each Portfolio’s investment mix anticipates that an investor may after retirement take withdrawal from his or her account to provide supplemental retirement income.

Each Portfolio’s benchmark will be the Morningstar Lifetime Moderate Index that corresponds to the Portfolio’s target date. Performance comparisons are also expected to be made to the S&P Target Date Index that corresponds to a Portfolio’s target date. The Adviser expects Lipper and Morningstar to classify the Portfolios in their respective Target Date categories.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

4	Morningstar Investment Management includes Ibbotson Associates, which Morningstar acquired in March 2006.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	227

5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”5

ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that Portfolios pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Portfolio	Fee
Multi-Manager Select Retirement Funds	0.15% of average daily net assets

The Adviser proposed it pay the following sub-advisory fees for Morningstar:6

Portfolio	Morningstar Sub-Advisory Fee Based on all of the Portfolios’ Aggregate Average Daily Net Assets
Multi-Manager Select Retirement Funds	0.09% on the first $1 billion 0.07% on the next $2 billion 0.06% on the next $2 billion 0.04% on the balance Minimum Annual Fee: $150,000

5	Jones v. Harris at 1427.

6	In addition to the sub-advisory fees it will receive, Morningstar may receive “fall out” benefits from its relationship with the Portfolios, including becoming better known among investors who would typically use Morningstar’s other services, including its fund related publications.

228	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

The Underlying Funds in which the Portfolios will invest will be charged an advisory fee by their investment advisers. As previously noted, the sub-advisory agreement between the Adviser and Morningstar requires Morningstar to invest approximately 33% (with a maximum of 40%) of the Portfolios’ aggregate net assets in AllianceBernstein Funds.

The Portfolios’ Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, for a one year period after the date that shares of the Portfolios are first offered to the public. The Expense Limitation Agreement also provides a mechanism for reimbursing the Adviser for its expense cap subsidies. Under the Expense Limitation Agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolios’ share classes to exceed their expense caps. The Adviser’s ability to recoup offering expenses will terminate with the agreement.

The Expense Limitation Agreement also calls for the Adviser to exclude the Portfolios’ acquired fund fees and expenses (i.e. fees and expenses, including interest expenses, taxes, extraordinary expenses, brokerage commissions and other transaction costs, of the Underlying Funds proportionate to the Portfolios’ assets invested in the Underlying Funds).7 Although the Portfolios’ acquired fund fees and expenses will not be included as part of the Portfolios’ expenses capped by the Portfolios’ Expense Limitation Undertaking, the Adviser has asked Morningstar to target the Portfolios’ total expenses, including acquired fund fees and expenses, within a certain range.

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking (“Net Ratio”)			Estimated Gross Expense Ratio[8]		Estimated Acquired Funds Ratio[8]		Estimated Total Expenses		Fiscal Year End
Select Retirement Allocation Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.42 1.17 0.67 0.42 0.17 0.17 0.17	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.48 0.48 0.48 0.48 0.48 0.48 0.48	% % % % % % %	0.90 1.65 1.15 0.90 0.65 0.65 0.65	% % % % % % %	July 31

7	For example, Select Retirement Allocation Fund’s Class A share gross expense ratio is 0.63%. Accordingly, the Adviser is waiving and/or reimbursing the Portfolio 0.21%, and the estimated total expense ratio is 0.90% (net ratio of 0.42% plus acquired fund fees and expenses of 0.48%). Hypothetically, if the Portfolio’s acquired fund fees and expenses were to increase by 0.02% to 0.50%, since the acquired fund fees and expenses is not included in the application of the expense cap, the estimated total expense ratio will increase by 0.02% to 0.92%.
8	Each Portfolio’s estimated gross expense ratios and estimated acquired fund ratios are based on an initial estimate of each Portfolio’s net assets at $250 million.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	229

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking (“Net Ratio”)			Estimated Gross Expense Ratio[8]		Estimated Acquired Funds Ratio[8]		Estimated Total Expenses		Fiscal Year End
Select 2010 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.44 1.19 0.69 0.44 0.19 0.19 0.19	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.51 0.51 0.51 0.51 0.51 0.51 0.51	% % % % % % %	0.95 1.70 1.20 0.95 0.70 0.70 0.70	% % % % % % %	July 31

Select 2015 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.46 1.21 0.71 0.46 0.21 0.21 0.21	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.54 0.54 0.54 0.54 0.54 0.54 0.54	% % % % % % %	1.00 1.75 1.25 1.00 0.75 0.75 0.75	% % % % % % %	July 31

Select 2020 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.50 1.25 0.75 0.50 0.25 0.25 0.25	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.55 0.55 0.55 0.55 0.55 0.55 0.55	% % % % % % %	1.05 1.80 1.30 1.05 0.80 0.80 0.80	% % % % % % %	July 31

Select 2025 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.58 0.58 0.58 0.58 0.58 0.58 0.58	% % % % % % %	1.05 1.80 1.30 1.05 0.80 0.80 0.80	% % % % % % %	July 31

Select 2030 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.61 0.61 0.61 0.61 0.61 0.61 0.61	% % % % % % %	1.10 1.85 1.35 1.10 0.85 0.85 0.85	% % % % % % %	July 31

Select 2035 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.63 0.63 0.63 0.63 0.63 0.63 0.63	% % % % % % %	1.10 1.85 1.35 1.10 0.85 0.85 0.85	% % % % % % %	July 31

230	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking (“Net Ratio”)			Estimated Gross Expense Ratio[8]		Estimated Acquired Funds Ratio[8]		Estimated Total Expenses		Fiscal Year End
Select 2040 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.66 0.66 0.66 0.66 0.66 0.66 0.66	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

Select 2045 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.66 0.66 0.66 0.66 0.66 0.66 0.66	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

Select 2050 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.68 0.68 0.68 0.68 0.68 0.68 0.68	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

Select 2055 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.68 0.68 0.68 0.68 0.68 0.68 0.68	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional accounts due to the greater complexities and time required for investment companies. Also, retail mutual funds managed

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	231

by the Adviser are widely held and accordingly, servicing the Portfolios’ investors is more time consuming and labor intensive compared to servicing institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolios.9 In addition to the AllianceBernstein institutional fee schedule, set forth below are what would have been the effective advisory fee of the Portfolios had the institutional fee schedule been applicable to the Portfolios, the Portfolios’ advisory fee and the difference between those fees based on an initial estimate of the Portfolios’ aggregate net assets at $2.75 billion.10

9	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

10	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

232	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Fund[11]	Projected Net Assets ($MM)	AllianceBernstein Institutional Fee Schedule	Effective AB Inst. Adv. Fee (%)	Fund Advisory Fee (%)	Difference
Multi-Manager Select Retirement Funds	$2,750.0	Customized Retirement Strategies[12] 0.12% on 1st $100 million 0.09% on next $400 million 0.07% on next $500 million 0.04% on next $1,500 million 0.03% on the balance +$60K for daily NAV Minimum Account Size: $100M or plan assets of $500M	0.055%	0.150%[13]	0.095%

Morningstar provided the Adviser and the Senior Officer its standard advisory fee schedule, set forth in the table below, for sub-advisory relationships. Morningstar’s clients may be paying Morningstar a negotiated (lower) fee than the estimated fee based on its standard sub-advisory fee schedule, just as the Adviser has negotiated a lower sub-advisory fee rate for the Funds. Also shown is what would have been Morningstar’s sub-advisory fee based on an initial estimate of the Funds’ aggregate net assets at $2.75 billion.

Portfolio	Morningstar Standard Sub-Advisory Fee Schedule	Morningstar Standard Sub-Advisory Fee	Morningstar Sub-Advisory Fee To Be Paid by AB	Portfolio Advisory Fee
Multi-Manager Select Retirement Funds	0.10% on the first $1 billion 0.09% on the next $4 billion 0.08% on the next $5 billion 0.07% on the balance	0.094%	0.077%	0.150%[14]

11	The projected net asset level of $2.75 billion assumes a projected net asset estimate of $250 million for each Portfolio.

12	Customized Retirement Strategies (“CRS”) is similar to the investment service contemplated for the Funds in terms of the Adviser’s asset allocation “glide path” design. However, CRS allows for the plan to utilize the Adviser and/or any other investment manager to manage any mix of active or passive underlying portfolios. Accordingly, the institutional fees shown in the table below pertain only to asset allocation “glide path” services provided by the Adviser.

13	0.077% of the 0.150% is paid by the Adviser to Morningstar. Accordingly, the advisory fee retained by the Adviser is 0.073%.

14	The fee retained by the Adviser after payment of the sub-advisory fee to Morningstar is 0.073%.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	233

The Adviser manages the Retirement Strategies. Similar to the Portfolios, the Retirement Strategies are target date funds. However, unlike the Portfolios, the Retirement Strategies’ underlying funds, the AllianceBernstein Pooling Portfolios, are managed by the Adviser and are all actively managed portfolios. The fee charged to each Retirement Strategy is dependent on the percentage of equity investments and the level of net assets held by the Retirement Strategy:

% Invested in Equity Investments[15]	Advisory Fee
• Equal to or less than 60%	0.55%
• Greater than 60% and less than 80%	0.60%
• Equal to or greater than 80%	0.65%

Net Asset Level	Fee Reduction Due to Breakpoint
• Assets equal to or less than $2.5 billion	n/a
• Assets greater than $2.5 billion and less than $5 billion	0.10%
• Assets greater than $5 billion	0.15%

Accordingly, under the terms of the Investment Advisory Agreement, the Retirement Strategies will pay the Adviser at the following annual rates:

Retirement Strategy[16]	First $2.5 billion	Average Daily Net Assets Next $2.5 billion	In excess of $5 billion
2000, 2005, 2010	0.55%	0.45%	0.40%
2015, 2020, 2025	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050, 2055	0.65%	0.55%	0.50%

The Adviser has represented that it does not sub-advise any registered investment company that has a similar investment strategy as the Portfolios.

15	For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets invested in the Multi-Asset Real Return Portfolio (formerly Global Real Estate Investment Portfolio) and all assets invested in Volatility Management Portfolio will be considered to be invested in equity investments (although any additional allocation to Multi-Asset Real Return Portfolio beyond the allocation in September 2010 to the Portfolio will be treated as an equity allocation for fee calculation purposes).

16	Prior to October 1, 2010, Retirement Strategy 2025’s advisory fee rate was 0.65% of the average daily net assets.

234	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.17 Lipper’s analysis included the comparison of each Portfolio’s contractual management fee, estimated at an initial asset level of $250 million, to the median of the Portfolio’s Lipper Expense Group (“EG”)18 and the Portfolio’s contractual management fee ranking.19

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The Portfolios have a unique investment organizational structure. The Portfolios are the only funds in their respective Lipper EGs that have an independent third party entity responsible for selecting underlying funds for investment. The underlying funds of the Portfolios’ target date peers have the same investment advisers as the target date funds that invest in them. However, these underlying funds are sub-advised by at least one independent third party sub-adviser.

17	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

18	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

19	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Portfolio had the lowest effective fee rate in the Lipper peer group.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	235

Portfolio	Contractual Management Fee (%)[20]	Lipper EG Median (%)	Lipper EG Rank	Lipper EG Quintile
Select Retirement Allocation Fund[21]	0.150	0.090	2/2	N/A
Select 2010 Fund[22]	0.150	0.080	4/4	N/A
Select 2015 Fund[22]	0.150	0.080	4/4	N/A
Select 2020 Fund[23]	0.150	0.080	4/4	N/A
Select 2025 Fund[23]	0.150	0.080	4/4	N/A
Select 2030 Fund[23]	0.150	0.080	4/4	N/A
Select 2035 Fund[23]	0.150	0.080	4/4	N/A
Select 2040 Fund[23]	0.150	0.080	4/4	N/A
Select 2045 Fund[23]	0.150	0.080	4/4	N/A
Select 2050 Fund[22]	0.150	0.080	4/4	N/A
Select 2055 Fund[22]	0.150	0.080	4/4	N/A

Lipper compared the Portfolios’ total expense ratios to that of their EG peers. The Portfolios’ total expense ratios are shown excluding and including the Portfolios’ acquired funds fees and expenses (i.e. blended expense ratios of the Portfolios’ Underlying Funds). As previously mentioned, the Portfolios’ total expense ratios are capped without including the Portfolios’ acquired funds expense ratios.

Portfolio	Total Exp. Ratio (Ex. Acquired Fund Fees and Exp.) (%)[24]	Acquired Fund Fees and Exp. (%)	Total Exp. Ratio (Inc. Acquired Fund Fees and Exp.) (%)[24]
Select Retirement Allocation Fund	0.420	0.480	0.900
EG Median	0.378	0.580	0.910
EG Rank	4/4	1/4	2/4

Select 2010 Fund	0.440	0.510	0.950
EG Median	0.410	0.740	1.110
EG Rank	4/5	1/5	1/5

20	The contractual management fee does not reflect any expense reimbursements made by the Funds to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

21	Two of Select Retirement Allocation Fund’s peers have a zero contractual management fee. Had the peers been charged a management fee, the number of funds in the EG for contractual management fee comparison purposes would have been four instead of two.

22	One of the Fund’s peers has a zero contractual management fee. Had the peer been charged a management fee, the number of funds in the EG for contractual management fee comparison purposes would have been five instead of four.

23	Two of the Fund’s peers have a zero contractual management fee. Had the peers been charged a management fee, the number of funds in the EG for contractual management fee comparison purposes would have been six instead of four.

24	Projected total expense ratio information pertains to the Fund’s Class A shares.

236	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio	Total Exp. Ratio (Ex. Acquired Fund Fees and Exp.) (%)[24]	Acquired Fund Fees and Exp. (%)	Total Exp. Ratio (Inc. Acquired Fund Fees and Exp.) (%)[24]
Select 2015 Fund	0.460	0.540	1.000
EG Median	0.410	0.740	1.110
EG Rank	4/5	1/5	1/5

Select 2020 Fund	0.500	0.550	1.050
EG Median	0.380	0.710	1.135
EG Rank	5/6	1/6	2/6

Select 2025 Fund	0.470	0.580	1.050
EG Median	0.380	0.710	1.135
EG Rank	5/6	1/6	2/6

Select 2030 Fund	0.490	0.610	1.100
EG Median	0.381	0.760	1.200
EG Rank	5/6	1/6	2/6

Select 2035 Fund	0.470	0.630	1.100
EG Median	0.381	0.760	1.200
EG Rank	5/6	1/6	2/6

Select 2040 Fund	0.490	0.660	1.150
EG Median	0.380	0.795	1.215
EG Rank	5/6	1/6	2/6

Select 2045 Fund	0.490	0.660	1.150
EG Median	0.380	0.795	1.215
EG Rank	5/6	1/6	2/6

Select 2050 Fund	0.470	0.680	1.150
EG Median	0.409	0.760	1.280
EG Rank	4/5	1/5	2/5

Select 2055 Fund	0.470	0.680	1.150
EG Median	0.409	0.760	1.280
EG Rank	4/5	1/5	2/5

The Portfolios’ contractual management fees are higher than their respective EG medians. The Portfolios’ total expense ratios (excluding the acquired funds’ expense ratio) are higher than their respective EG medians. The Portfolios’ acquired funds expense ratios are lower than their respective EG medians. The Portfolios’ total expense ratios (including the acquired funds’ expense ratio) are lower than their respective EG medians.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	237

The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios have not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolios.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates may have a business relationship with the Portfolios and may benefit from providing such services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 4oAct restrictions. These affiliates may provide transfer agent, distribution, and brokerage related services to the Portfolios and receive brokerage commissions, transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”). In addition, the Adviser may benefit from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. The total amount to be paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses to be charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

The Portfolios may effect brokerage transactions in the future through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”), and its

238	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Portfolios would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders of the registered investment companies it manages through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM have experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of the Deli25 study on advisory fees and various fund characteristics.26 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of

25	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

26	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	239

Directors.27 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $480 billion as of June 30, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

Since the Portfolios have not yet commenced operations, the Portfolios have no performance history.

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 15, 2014

27	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

240	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

International Strategic Core Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

FIXED INCOME (continued)

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	241

AB Family of Funds

NOTES

242	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

NOTES

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	243

NOTES

244	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MMSR-0152-0116

JAN    01.31.16

SEMI-ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

March 10, 2016

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio (the “Fund”) for the semi-annual reporting period ended January 31, 2016.

Effective February 1, 2013, the Fund is closed to new investors except as described below. Current shareholders as of January 31, 2013, may continue to purchase additional Fund shares, including through reinvestment of dividends and capital gains distributions and exchanges. In addition, the following categories of shareholders and investors may continue to purchase Fund shares: (i) investors that have entered into a letter of intent prior to January 31, 2013; (ii) participants in group retirement plans that offer shares of the Fund as an investment option as of January 31, 2013; (iii) wrap fee programs or financial intermediaries charging asset-based fees that purchase shares on behalf of clients in existing accounts holding shares of the Fund as of January 31, 2013; and (iv) customers of certain other financial intermediaries as approved by AllianceBernstein L.P. (the “Adviser”).

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies.

For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

AB SMALL CAP GROWTH PORTFOLIO •	1

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Investment Results

The table on page 4 shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended January 31, 2016. The inception date for Class Z shares was June 30, 2015; due to limited performance history, there is no discussion of comparison to the benchmark for this share class.

For both periods, all share classes underperformed the benchmark, before sales charges. For the six-month period, stock selection detracted most in the health care sector, while it contributed in the consumer/commercial services sector, relative to the benchmark. An underweight to the health care sector detracted as well. For the 12-month period, health care holdings detracted, while stock selection in technology, particularly in the software space, contributed.

The Fund did not use derivatives during the six- or 12-month periods.

Market Review and Investment Strategy

During both periods, markets fell sharply as surging volatility led investors to leave riskier assets. While US equities ended 2015 in positive territory, they retreated sharply in January as concerns about China, slowing growth and oversupply in the oil markets sparked a fresh bout of turmoil. The Fund continues to be built from the bottom up, with an emphasis on companies that the US Small Cap Growth Investment Team (the “Team”) feels can deliver fundamental outperformance. Valuations for companies with this profile—positive earnings revisions and surprises—remain below the long-term average. The Team continues to seek opportunities across most sectors through the Fund’s bottom-up investment process. Given the increased uncertainty over global growth, however, there is an increased emphasis on secular growers and companies that have greater-than-normal control over future earnings growth (i.e., “self-help” opportunities). The Team’s approach seeks to systematically identify strong, sustainable fundamental outperformers.

Consistent with the Team’s investment discipline, the Fund’s holdings—regardless of their absolute level of growth or degree of economic sensitivity—are, in the Team’s opinion, well positioned as many of their purchases have unique secular growth drivers or company-specific initiatives that should help drive earnings.

2	• AB SMALL CAP GROWTH PORTFOLIO

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of 2,000 small-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abglobal.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB SMALL CAP GROWTH PORTFOLIO •	3

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB Small Cap Growth Portfolio
Class A	-22.29%	-11.87%

Class B*	-22.59%	-12.56%

Class C	-22.57%	-12.53%

Advisor Class†	-22.19%	-11.66%

Class R†	-22.41%	-12.17%

Class K†	-22.29%	-11.89%

Class I†	-22.16%	-11.63%

Class Z†	-22.10%	-22.55%	‡

Russell 2000 Growth Index	-19.46%	-10.01%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

‡      Since inception on 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

4	• AB SMALL CAP GROWTH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-11.87%	-15.62%
5 Years	7.38%	6.45%
10 Years	5.95%	5.49%

Class B Shares
1 Year	-12.56%	-15.65%
5 Years	6.50%	6.50%
10 Years(a)	5.25%	5.25%

Class C Shares
1 Year	-12.53%	-13.31%
5 Years	6.57%	6.57%
10 Years	5.15%	5.15%

Advisor Class Shares*
1 Year	-11.66%	-11.66%
5 Years	7.65%	7.65%
10 Years	6.24%	6.24%

Class R Shares*
1 Year	-12.17%	-12.17%
5 Years	7.06%	7.06%
10 Years	5.77%	5.77%

Class K Shares*
1 Year	-11.89%	-11.89%
5 Years	7.42%	7.42%
10 Years	6.08%	6.08%

Class I Shares*
1 Year	-11.63%	-11.63%
5 Years	7.75%	7.75%
10 Years	6.44%	6.44%

Class Z Shares*
Since Inception†	-22.55%	-22.55%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.20%, 1.99%, 1.95%, 0.94%, 1.54%, 1.22%, 0.91% and 0.82% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

AB SMALL CAP GROWTH PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.38%
5 Years	10.07%
10 Years	8.07%

Class B Shares
1 Year	-5.44%
5 Years	10.13%
10 Years(a)	7.82%

Class C Shares
1 Year	-2.79%
5 Years	10.19%
10 Years	7.72%

Advisor Class Shares*
1 Year	-0.95%
5 Years	11.32%
10 Years	8.84%

Class R Shares*
1 Year	-1.55%
5 Years	10.71%
10 Years	8.36%

Class K Shares*
1 Year	-1.24%
5 Years	11.07%
10 Years	8.67%

Class I Shares*
1 Year	-0.91%
5 Years	11.42%
10 Years	9.05%

Class Z Shares*
Since Inception†	-10.32%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on page 3.

6	• AB SMALL CAP GROWTH PORTFOLIO

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$777.10	$5.49	1.23%
Hypothetical**	$1,000	$1,018.95	$6.24	1.23%
Class B
Actual	$1,000	$774.10	$9.14	2.05%
Hypothetical**	$1,000	$1,014.83	$10.38	2.05%
Class C
Actual	$1,000	$774.30	$8.83	1.98%
Hypothetical**	$1,000	$1,015.18	$10.03	1.98%
Advisor Class
Actual	$1,000	$778.10	$4.38	0.98%
Hypothetical**	$1,000	$1,020.21	$4.98	0.98%
Class R
Actual	$1,000	$775.90	$7.01	1.57%
Hypothetical**	$1,000	$1,017.24	$7.96	1.57%
Class K
Actual	$1,000	$777.10	$5.49	1.23%
Hypothetical**	$1,000	$1,018.95	$6.24	1.23%
Class I
Actual	$1,000	$778.40	$4.16	0.93%
Hypothetical**	$1,000	$1,020.46	$4.72	0.93%
Class Z
Actual	$1,000	$779.00	$3.76	0.84%
Hypothetical**	$1,000	$1,020.91	$4.27	0.84%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB SMALL CAP GROWTH PORTFOLIO •	7

Expense Example

PORTFOLIO SUMMARY

January 31, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,049.4

TEN LARGEST HOLDINGS†

January 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Pool Corp.	$23,407,176	2.2%
Bright Horizons Family Solutions, Inc.	21,685,688	2.1
PolyOne Corp.	17,852,159	1.7
Guidewire Software, Inc.	17,776,654	1.7
Hexcel Corp.	17,271,805	1.7
Dycom Industries, Inc.	17,193,410	1.7
Five Below, Inc.	17,177,197	1.6
Carlisle Cos., Inc.	17,061,766	1.6
IDEX Corp.	16,830,369	1.6
Take-Two Interactive Software, Inc.	16,103,333	1.5
	$182,359,557	17.4%

*	All data are as of January 31, 2016. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

†	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS), which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

8	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

January 31,2016 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 26.6%
Communications Equipment – 1.3%
Ciena Corp.(a)	791,356	$14,062,396

Internet Software & Services – 3.1%
Cimpress NV(a)(b)	156,018	12,250,533
CoStar Group, Inc.(a)	86,858	15,232,288
Pandora Media, Inc.(a)	536,291	5,212,749

		32,695,570

IT Services – 2.0%
Heartland Payment Systems, Inc.	168,823	15,545,222
VeriFone Systems, Inc.(a)	244,944	5,729,240

		21,274,462

Semiconductors & Semiconductor Equipment – 4.9%
Cavium, Inc.(a)	177,947	10,279,998
Mellanox Technologies Ltd.(a)	143,112	6,504,440
Monolithic Power Systems, Inc.	206,149	12,898,743
Silicon Laboratories, Inc.(a)	254,582	11,608,939
Synaptics, Inc.(a)	132,366	9,703,752

		50,995,872

Software – 15.3%
Aspen Technology, Inc.(a)	324,223	10,517,794
Atlassian Corp. PLC – Class A(a)	319,440	6,634,769
Blackbaud, Inc.	224,390	13,795,497
Guidewire Software, Inc.(a)	322,977	17,776,654
HubSpot, Inc.(a)	357,925	14,528,176
Paylocity Holding Corp.(a)	357,693	11,131,406
Proofpoint, Inc.(a)	233,362	11,752,110
Qlik Technologies, Inc.(a)	466,373	11,677,980
RingCentral, Inc. – Class A(a)	561,290	12,247,348
SS&C Technologies Holdings, Inc.	151,331	9,729,070
Tableau Software, Inc. – Class A(a)	136,696	10,968,487
Take-Two Interactive Software, Inc.(a)	464,073	16,103,333
Ultimate Software Group, Inc. (The)(a)	78,339	13,758,679

		160,621,303

		279,649,603

Health Care – 23.8%
Biotechnology – 7.2%
ACADIA Pharmaceuticals, Inc.(a)(b)	183,917	3,805,243
Adamas Pharmaceuticals, Inc.(a)	176,643	3,027,661
Aimmune Therapeutics, Inc.(a)(b)	238,646	3,264,677
Alder Biopharmaceuticals, Inc.(a)	193,861	4,687,559
Amicus Therapeutics, Inc.(a)(b)	658,549	3,977,636
Anacor Pharmaceuticals, Inc.(a)	110,533	8,304,344
Chiasma, Inc.(a)	207,423	2,136,457
DBV Technologies SA (Sponsored ADR)(a)	114,314	2,971,021
Heron Therapeutics, Inc.(a)(b)	191,735	4,024,518

AB SMALL CAP GROWTH PORTFOLIO •	9

Portfolio of Investments

Company	Shares	U.S. $ Value

Otonomy, Inc.(a)	194,289	$2,898,792
Prothena Corp. PLC(a)(b)	132,180	5,148,411
PTC Therapeutics, Inc.(a)(b)	185,565	4,420,158
Radius Health, Inc.(a)(b)	117,000	3,747,510
Sage Therapeutics, Inc.(a)	123,223	4,137,828
Seres Therapeutics, Inc.(a)(b)	152,100	4,096,053
TESARO, Inc.(a)(b)	136,118	4,701,516
Ultragenyx Pharmaceutical, Inc.(a)	111,376	6,253,762
Xencor, Inc.(a)	323,103	3,495,975

		75,099,121

Health Care Equipment & Supplies – 7.0%
Align Technology, Inc.(a)	226,622	14,988,779
DexCom, Inc.(a)	168,131	11,984,377
Glaukos Corp.(a)(b)	241,768	3,945,654
K2M Group Holdings, Inc.(a)	582,970	8,284,004
Neovasc, Inc.(a)(b)	856,288	2,928,505
Nevro Corp.(a)(b)	238,535	14,739,077
Penumbra, Inc.(a)(b)	86,550	3,704,340
Sirona Dental Systems, Inc.(a)	124,651	13,249,155

		73,823,891

Health Care Providers & Services – 6.1%
Acadia Healthcare Co., Inc.(a)	239,630	14,624,619
Amsurg Corp.(a)	187,019	13,687,921
Diplomat Pharmacy, Inc.(a)(b)	420,678	11,446,648
Premier, Inc. – Class A(a)	355,935	11,368,564
Team Health Holdings, Inc.(a)	325,805	13,315,650

		64,443,402

Life Sciences Tools & Services – 1.3%
ICON PLC(a)	202,542	13,381,950

Pharmaceuticals – 2.2%
Aerie Pharmaceuticals, Inc.(a)(b)	181,025	2,994,154
Akorn, Inc.(a)(b)	339,058	8,812,117
Flamel Technologies SA (Sponsored ADR)(a)	291,982	2,966,537
GW Pharmaceuticals PLC (ADR)(a)(b)	56,570	2,837,551
Medicines Co. (The)(a)(b)	161,137	5,568,895

		23,179,254

		249,927,618

Consumer Discretionary – 19.3%
Distributors – 2.2%
Pool Corp.	277,008	23,407,176

Diversified Consumer Services – 3.2%
2U, Inc.(a)(b)	615,613	12,429,226
Bright Horizons Family Solutions, Inc.(a)	309,045	21,685,688

		34,114,914

10	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 5.5%
Buffalo Wild Wings, Inc.(a)	71,494	$10,888,536
Dave & Buster’s Entertainment, Inc.(a)	358,274	12,994,598
Diamond Resorts International, Inc.(a)(b)	772,205	14,224,016
Planet Fitness, Inc.(a)(b)	789,968	11,288,643
Zoe’s Kitchen, Inc.(a)(b)	287,831	7,995,945

		57,391,738

Household Durables – 1.6%
Honest Co. (The)(c)(d)	29,639	1,123,614
Tempur Sealy International, Inc.(a)	251,128	15,153,064

		16,276,678

Media – 1.5%
National CineMedia, Inc.	1,004,916	15,716,886

Multiline Retail – 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	581,545	12,997,531

Specialty Retail – 4.1%
Five Below, Inc.(a)(b)	487,573	17,177,197
Lithia Motors, Inc. – Class A	184,893	14,157,257
Tile Shop Holdings, Inc.(a)(b)	746,970	11,286,717

		42,621,171

		202,526,094

Industrials – 13.6%
Aerospace & Defense – 1.7%
Hexcel Corp.	417,395	17,271,805

Construction & Engineering – 1.6%
Dycom Industries, Inc.(a)	259,484	17,193,410

Industrial Conglomerates – 1.6%
Carlisle Cos., Inc.	203,893	17,061,766

Machinery – 4.6%
IDEX Corp.	232,111	16,830,369
Lincoln Electric Holdings, Inc.	233,913	12,453,528
Middleby Corp. (The)(a)	88,037	7,955,023
RBC Bearings, Inc.(a)	168,929	10,022,557
Valmont Industries, Inc.	13,857	1,477,018

		48,738,495

Marine – 1.5%
Kirby Corp.(a)	299,393	15,164,256

Road & Rail – 1.2%
Genesee & Wyoming, Inc. – Class A(a)	255,043	12,645,032

Trading Companies & Distributors – 1.4%
H&E Equipment Services, Inc.	781,832	9,108,343
United Rentals, Inc.(a)	113,494	5,437,497

		14,545,840

		142,620,604

AB SMALL CAP GROWTH PORTFOLIO •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 7.3%
Banks – 5.7%
IBERIABANK Corp.	124,362	$5,950,722
PrivateBancorp, Inc.	294,618	11,086,475
Signature Bank/New York NY(a)	114,066	15,893,956
SVB Financial Group(a)	129,659	13,137,050
Western Alliance Bancorp(a)	402,733	13,121,041

		59,189,244

Capital Markets – 1.6%
Houlihan Lokey, Inc.	356,273	8,603,993
Stifel Financial Corp.(a)	248,367	8,310,360

		16,914,353

		76,103,597

Materials – 2.9%
Chemicals – 1.7%
PolyOne Corp.	659,725	17,852,159

Construction Materials – 1.2%
Summit Materials, Inc. – Class A(a)	769,513	12,212,171

		30,064,330

Energy – 2.4%
Energy Equipment & Services – 1.7%
Dril-Quip, Inc.(a)	146,644	8,599,204
Oil States International, Inc.(a)	319,598	9,022,252

		17,621,456

Oil, Gas & Consumable Fuels – 0.7%
Matador Resources Co.(a)(b)	481,735	7,722,212

		25,343,668

Consumer Staples – 1.3%
Food & Staples Retailing – 0.8%
Chefs’ Warehouse, Inc. (The)(a)	643,981	8,468,350

Food Products – 0.5%
Freshpet, Inc.(a)(b)	821,439	4,879,348

		13,347,698

Total Common Stocks (cost $999,424,449)		1,019,583,212

INVESTMENT COMPANIES – 1.0%
Funds and Investment Trusts – 1.0%
iShares Russell 2000 Growth ETF(b) (cost $10,758,165)	86,470	10,767,244

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.36%(e)(f) (cost $14,946,688)	14,946,688	14,946,688

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $1,025,129,302)		1,045,297,144

12	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 15.2%
Investment Companies – 15.2%
AB Exchange Reserves – Class I, 0.34%(e)(f) (cost $159,905,279)	159,905,279	$159,905,279

Total Investments – 114.8% (cost $1,185,034,581)		1,205,202,423
Other assets less liabilities – (14.8)%		(155,765,536)

Net Assets – 100.0%		$1,049,436,887

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Illiquid security.

(d)	Fair valued by the Adviser

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	13

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2016 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,010,182,614)	$1,030,350,456 (a)
Affiliated issuers (cost $174,851,967—including investment of cash collateral for securities loaned of $159,905,279)	174,851,967
Receivable for capital stock sold	40,149,395
Receivable for investment securities sold	12,527,249
Interest and dividends receivable	210,925

Total assets	1,258,089,992

Liabilities
Payable for collateral received on securities loaned	159,905,279
Payable for capital stock redeemed	42,747,561
Payable for investment securities purchased	4,802,299
Advisory fee payable	723,609
Distribution fee payable	130,501
Transfer Agent fee payable	48,100
Administrative fee payable	19,968
Accrued expenses	275,788

Total liabilities	208,653,105

Net Assets	$1,049,436,887

Composition of Net Assets
Capital stock, at par	$2,948
Additional paid-in capital	1,055,782,009
Accumulated net investment loss	(12,039,467)
Accumulated net realized loss on investment transactions	(14,476,445)
Net unrealized appreciation on investments	20,167,842

$1,049,436,887

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$272,308,666	7,829,901	$34.78	*

B	$1,771,458	72,887	$24.30

C	$40,768,617	1,658,886	$24.58

Advisor	$289,271,443	7,755,559	$37.30

R	$39,069,243	1,145,626	$34.10

K	$63,812,001	1,796,683	$35.52

I	$293,135,377	7,897,696	$37.12

Z	$49,300,082	1,327,246	$37.14

(a)	Includes securities on loan with a value of $159,974,730 (see Note E).

*	The maximum offering price per share for Class A shares was $36.32 which reflects a sales charge of 4.25%.

See notes to financial statements.

14	• AB SMALL CAP GROWTH PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$1,689,806
Affiliated issuers	121,321
Securities lending income	1,052,231	$2,863,358

Expenses
Advisory fee (see Note B)	5,000,834
Distribution fee—Class A	414,275
Distribution fee—Class B	11,083
Distribution fee—Class C	255,838
Distribution fee—Class R	119,097
Distribution fee—Class K	95,658
Transfer agency—Class A	283,633
Transfer agency—Class B	2,692
Transfer agency—Class C	44,692
Transfer agency—Advisor Class	353,225
Transfer agency—Class R	61,930
Transfer agency—Class K	65,355
Transfer agency—Class I	239,182
Transfer agency—Class Z	913
Custodian	140,986
Printing	73,888
Registration fees	68,398
Administrative	26,439
Audit and tax	22,833
Legal	20,001
Directors’ fees	10,422
Miscellaneous	20,009

Total expenses		7,331,383

Net investment loss		(4,468,025)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		3,190,559
Net change in unrealized appreciation/depreciation of investments		(324,320,565)

Net loss on investment transactions		(321,130,006)

Net Decrease in Net Assets from Operations		$(325,598,031)

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	15

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(4,468,025)	$(8,770,555)
Net realized gain on investment transactions	3,190,559	122,760,015
Net change in unrealized appreciation/depreciation of investments	(324,320,565)	74,649,603

Net increase (decrease) in net assets from operations	(325,598,031)	188,639,063
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(27,260,771)	(42,442,894)
Class B	(246,572)	(461,057)
Class C	(5,772,907)	(9,150,637)
Advisor Class	(32,001,952)	(53,030,196)
Class R	(4,027,564)	(5,894,744)
Class K	(6,196,464)	(8,749,735)
Class I	(31,221,483)	(44,772,827)
Class Z	(980,882)	– 0	–
Capital Stock Transactions
Net decrease	(52,429,636)	(34,676,958)

Total decrease	(485,736,262)	(10,539,985)
Net Assets
Beginning of period	1,535,173,149	1,545,713,134

End of period (including accumulated net investment loss of ($12,039,467) and ($7,571,442), respectively)	$1,049,436,887	$1,535,173,149

See notes to financial statements.

16	• AB SMALL CAP GROWTH PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios: AB Small Cap Growth Portfolio, AB Emerging Markets Multi-Asset Portfolio, AB Select US Equity Portfolio, AB All Market Growth Portfolio, AB Select US Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio, AB Emerging Markets Growth Portfolio, AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund, AB Small Cap Value Portfolio, AB All Market Income Portfolio, AB All Market Alternative Return Portfolio, AB Concentrated International Growth Fund, AB International Strategic Core Portfolio, AB Emerging Markets Core Portfolio, and AB Asia ex-Japan Equity Portfolio (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Emerging Markets Multi-Asset Portfolio, AB Select US Equity Portfolio and AB Select US Long/Short Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AB Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operations on November 12, 2014. AB Emerging Markets Growth Portfolio commenced operations on November 13, 2014. AB Small Cap Value Portfolio commenced operations on December 3, 2014. AB Multi-Manager Select Retirement Allocation Fund and AB Multi-Manager Select 2010-2055 Funds commenced operations on December 15, 2014. AB All Market Income Portfolio commenced operations on December 18, 2014. AB All Market Alternative Return Portfolio commenced operations on March 9, 2015. AB Concentrated International Growth Fund commenced operations on April 15, 2015. AB International Strategic Core Portfolio commenced operations on July 29, 2015. AB Emerging Markets Core Portfolio commenced operations on September 9, 2015. AB Asia ex-Japan Equity Portfolio commenced operations on December 3, 2015. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”). The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Effective June 30, 2015 the Fund commenced offering of Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may

AB SMALL CAP GROWTH PORTFOLIO •	17

Notes to Financial Statements

be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund is closed to new investors except as described below. Current shareholders as of January 31, 2013, may continue to purchase additional Fund shares, including through reinvestment of dividends and capital gains distributions and exchanges. In addition, the following categories of shareholders and investors may continue to purchase Fund shares: (i) investors that entered into a letter of intent prior to January 31, 2013; (ii) participants in group retirement plans that offered shares of the Fund as an investment option as of January 31, 2013; (iii) wrap fee programs or financial intermediaries charging asset-based fees that purchase shares on behalf of clients in existing accounts holding shares of the Fund as of January 31, 2013; and (iv) customers of certain other financial intermediaries as approved by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

18	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to

AB SMALL CAP GROWTH PORTFOLIO •	19

Notes to Financial Statements

the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

20	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$279,649,603		$	– 0	–	$	– 0	–	$279,649,603
Health Care	249,927,618			– 0	–		– 0	–	249,927,618
Consumer Discretionary	201,402,480			– 0	–		1,123,614		202,526,094
Industrials	142,620,604			– 0	–		– 0	–	142,620,604
Financials	76,103,597			– 0	–		– 0	–	76,103,597
Materials	30,064,330			– 0	–		– 0	–	30,064,330
Energy	25,343,668			– 0	–		– 0	–	25,343,668
Consumer Staples	13,347,698			– 0	–		– 0	–	13,347,698
Investment Companies	10,767,244			– 0	–		– 0	–	10,767,244
Short-Term Investments	14,946,688			– 0	–		– 0	–	14,946,688
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	159,905,279			– 0	–		– 0	–	159,905,279

Total Investments in Securities	1,204,078,809			– 0	–		1,123,614		1,205,202,423
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,204,078,809		$	– 0	–		$1,123,614		$1,205,202,423

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 7/31/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(232,518)			(232,518)
Purchases		1,356,132			1,356,132
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/16		$1,123,614			$1,123,614

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16*		$(232,518)			$(232,518)

AB SMALL CAP GROWTH PORTFOLIO •	21

Notes to Financial Statements

The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

22	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined

AB SMALL CAP GROWTH PORTFOLIO •	23

Notes to Financial Statements

in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2016, the reimbursement for such services amounted to $26,439.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $292,783 for the six months ended January 31, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,377 from the sale of Class A shares and received $5,760, $611, and $1,075 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2016.

The Fund may invest in the AB Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not currently available for direct purchase by members of the public. The Government STIF Portfolio currently pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended January 31, 2016 is as follows:

Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2016 (000)	Dividend Income (000)
$ 29,298	$202,225	$216,576	$14,947	$11

24	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

Brokerage commissions paid on investment transactions for the six months ended January 31, 2016 amounted to $784,654, of which $434 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. Prior to October 31, 2014, payments under Class A shares were limited to an annual rate of .27% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,233,406, $2,671,767, $520,743 and $546,894 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$473,045,535		$633,364,433
U.S. government securities	– 0	–	– 0	–

AB SMALL CAP GROWTH PORTFOLIO •	25

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$152,453,018
Gross unrealized depreciation	(132,285,176)

Net unrealized appreciation	$20,167,842

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2016.

2. Currency Transactions

The Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a

26	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Exchange Reserves, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2016, the Fund had securities on loan with a value of $159,974,730 and had received cash collateral which has been invested into AB Exchange Reserves of $159,905,279. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $1,052,231 and $110,259 from the borrowers and AB Exchange Reserves, respectively, for the six months ended January 31, 2016; these amounts are reflected in the statement of operations. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of AB Exchange Reserves for the six months ended January 31, 2016 is as follows:

Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2016 (000)
$ 133,464	$433,724	$407,283	$159,905

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

Class A
Shares sold	426,433	905,665	$18,043,489	$43,206,023

Shares issued in reinvestment of distributions	616,073	900,901	25,123,448	39,063,081

Shares converted from Class B	5,412	20,863	239,836	992,376

Shares redeemed	(962,248)	(3,869,279)	(40,378,889)	(188,291,971)

Net increase (decrease)	85,670	(2,041,850)	$3,027,884	$(105,030,491)

AB SMALL CAP GROWTH PORTFOLIO •	27

Notes to Financial Statements

	Shares		Amount
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

Class B
Shares sold	1,360	4,261	$42,015	$148,625

Shares issued in reinvestment of distributions	8,432	14,152	240,559	448,627

Shares converted to Class A	(7,502)	(28,066)	(239,836)	(992,376)

Shares redeemed	(4,130)	(17,239)	(130,778)	(615,487)

Net decrease	(1,840)	(26,892)	$(88,040)	$(1,010,611)

Class C
Shares sold	47,674	140,078	$1,468,251	$4,998,317

Shares issued in reinvestment of distributions	172,897	245,101	4,988,076	7,838,345

Shares redeemed	(216,051)	(538,427)	(6,575,661)	(19,004,628)

Net increase (decrease)	4,520	(153,248)	$(119,334)	$(6,167,966)

Advisor Class
Shares sold	1,051,358	4,054,535	$46,735,504	$207,815,036

Shares issued in reinvestment of distributions	474,757	735,383	20,761,125	33,915,851

Shares redeemed	(3,216,577)	(3,649,281)	(137,994,297)	(183,085,785)

Net increase (decrease)	(1,690,462)	1,140,637	$(70,497,668)	$58,645,102

Class R
Shares sold	129,088	238,811	$5,533,159	$11,230,675

Shares issued in reinvestment of distributions	100,664	137,773	4,027,556	5,892,565

Shares redeemed	(210,394)	(358,022)	(8,682,883)	(16,664,757)

Net increase	19,358	18,562	$877,832	$458,483

Class K
Shares sold	176,339	364,565	$7,557,769	$17,654,851

Shares issued in reinvestment of distributions	148,773	197,822	6,196,406	8,749,648

Shares redeemed	(289,143)	(463,695)	(12,389,618)	(22,401,502)

Net increase	35,969	98,692	$1,364,557	$4,002,997

Class I
Shares sold	828,196	1,952,424	$37,902,088	$97,758,604

Shares issued in reinvestment of distributions	717,004	975,844	31,196,864	44,771,710

Shares redeemed	(2,580,785)	(2,549,169)	(108,255,507)	(128,114,788)

Net increase (decrease)	(1,035,585)	379,099	$(39,156,555)	$14,415,526

28	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

	Shares			Amount
	Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015		Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31, 2015

Class Z(a)
Shares sold	1,304,537	192		$51,181,518	$10,002

Shares issued in reinvestment of distributions	22,517	– 0	–	980,170	– 0	–

Net increase	1,327,054	192		$52,161,688	$10,002

(a)	Commenced distribution on June 30, 2015.

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2016.

AB SMALL CAP GROWTH PORTFOLIO •	29

Notes to Financial Statements

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2015 and July 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Long-term capital gains	$164,502,090	$94,614,675

Total taxable distributions	$164,502,090	$94,614,675

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gain	$100,459,204
Accumulated capital and other losses	(4,340,248	)(a)
Unrealized appreciation/(depreciation)	330,839,600	(b)

Total accumulated earnings/(deficit)	$426,958,556

(a)	At July 31, 2015, the Fund had a qualified late-year ordinary loss deferral of $4,340,248, which is deemed to arise on August 1, 2015.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2015, the Fund did not have any capital loss carryforwards.

NOTE J

New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 48.82	$ 48.62	$ 47.08	$ 37.62	$ 35.77	$ 25.36

Income From Investment Operations
Net investment loss(a)	(.17)	(.33)	(.47)	(.36)	(.31)	(.37)
Net realized and unrealized gain (loss) on investment transactions	(10.17)	6.07	5.28	11.10	2.64	(b)	10.78

Net increase (decrease) in net asset value from operations	(10.34)	5.74	4.81	10.74	2.33	10.41

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.48)	– 0	–

Net asset value, end of period	$ 34.78	$ 48.82	$ 48.62	$ 47.08	$ 37.62	$ 35.77

Total Return
Total investment return based on net asset value(c)	(22.29)%	13.24%	10.21	%*	29.47	%*	6.73	%*	41.05	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$272,309	$378,062	$475,832	$452,253	$284,767	$227,339
Ratio to average net assets of:
Expenses	1.23	%^	1.20%	1.27%	1.34%	1.33%	1.43%
Net investment loss	(.80	)%^	(.70)%	(.93)%	(.89)%	(.88)%	(1.13)%
Portfolio turnover rate	36%	61%	80%	76%	88%	107%

See footnote summary on page 38.

AB SMALL CAP GROWTH PORTFOLIO •	31

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 35.48	$ 37.14	$ 36.93	$ 30.01	$ 28.64	$ 20.47

Income From Investment Operations
Net investment loss(a)	(.25)	(.53)	(.67)	(.52)	(.48)	(.52)
Net realized and unrealized gain (loss) on investment transactions	(7.23)	4.41	4.15	8.72	2.11	(b)	8.69

Net increase (decrease) in net asset value from operations	(7.48)	3.88	3.48	8.20	1.63	8.17

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.01)	– 0	–
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.26)	– 0	–

Net asset value, end of period	$ 24.30	$ 35.48	$ 37.14	$ 36.93	$ 30.01	$ 28.64

Total Return
Total investment return based on net asset value(c)	(22.59)%	12.22%	9.37	%*	28.45	%*	5.83	%*	39.91	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,771	$2,652	$3,774	$5,329	$6,194	$8,999
Ratio to average net assets of:
Expenses	2.05	%^	1.99%	2.04%	2.12%	2.18%	2.29%
Net investment loss	(1.62	)%^	(1.49)%	(1.72)%	(1.63)%	(1.73)%	(1.99)%
Portfolio turnover rate	36%	61%	80%	76%	88%	107%

See footnote summary on page 38.

32	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 35.82	$ 37.41	$ 37.17	$ 30.18	$ 28.83	$ 20.60

Income From Investment Operations
Net investment loss(a)	(.24)	(.52)	(.65)	(.53)	(.46)	(.51)
Net realized and unrealized gain (loss) on investment transactions	(7.30)	4.47	4.16	8.80	2.12	(b)	8.74

Net increase (decrease) in net asset value from operations	(7.54)	3.95	3.51	8.27	1.66	8.23

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.06)	– 0	–
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.31)	– 0	–

Net asset value, end of period	$24.58	$35.82	$37.41	$37.17	$30.18	$28.83

Total Return
Total investment return based on net asset value(c)	(22.57)%	12.33%	9.39	%*	28.52	%*	5.93	%*	39.95	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,769	$59,262	$67,619	$60,274	$33,894	$20,107
Ratio to average net assets of:
Expenses	1.98	%^	1.95%	2.00%	2.08%	2.08%	2.19%
Net investment loss	(1.55	)%^	(1.45)%	(1.66)%	(1.64)%	(1.64)%	(1.90)%
Portfolio turnover rate	36%	61%	80%	76%	88%	107%

See	footnote summary on page 38.

AB SMALL CAP GROWTH PORTFOLIO •	33

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 52.00	$ 51.31	$ 49.39	$ 39.30	$ 37.36	$ 26.43

Income From Investment Operations
Net investment loss(a)	(.13)	(.22)	(.35)	(.27)	(.23)	(.28)
Net realized and unrealized gain (loss) on investment transactions	(10.87)	6.45	5.54	11.64	2.76	(b)	11.21

Net increase (decrease) in net asset value from operations	(11.00)	6.23	5.19	11.37	2.53	10.93

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.34)	– 0	–
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.59)	– 0	–

Net asset value, end of period	$ 37.30	$ 52.00	$ 51.31	$ 49.39	$ 39.30	$ 37.36

Total Return
Total investment return based on net asset value(c)	(22.19)%	13.51%	10.51	%*	29.82	%*	7.03	%*	41.36	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$289,272	$491,170	$426,149	$320,624	$145,773	$58,959
Ratio to average net assets of:
Expenses	.98	%^	.94%	1.00%	1.07%	1.05%	1.10%
Net investment loss	(.55	)%^	(.44)%	(.65)%	(.64)%	(.61)%	(.81)%
Portfolio turnover rate	36%	61%	80%	76%	88%	107%

See footnote summary on page 38.

34	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 48.03	$ 48.09	$ 46.71	$ 37.42	$ 35.61	$ 25.30

Income From Investment Operations
Net investment loss(a)	(.24)	(.49)	(.59)	(.45)	(.41)	(.44)
Net realized and unrealized gain (loss) on investment transactions	(9.99)	5.97	5.24	11.02	2.65	(b)	10.75

Net increase (decrease) in net asset value from operations	(10.23)	5.48	4.65	10.57	2.24	10.31

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.18)	– 0	–
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.43)	– 0	–

Net asset value, end of period	$ 34.10	$ 48.03	$ 48.09	$ 46.71	$ 37.42	$ 35.61

Total Return
Total investment return based on net asset value(c)	(22.41)%	12.81%	9.94	%*	29.17	%*	6.48	%*	40.75	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,069	$54,094	$53,267	$50,283	$25,065	$13,504
Ratio to average net assets of:
Expenses	1.57	%^	1.54%	1.52%	1.55%	1.60%	1.63%
Net investment loss	(1.14	)%^	(1.04)%	(1.18)%	(1.12)%	(1.16)%	(1.33)%
Portfolio turnover rate	36%	61%	80%	76%	88%	107%

See	footnote summary on page 38.

AB SMALL CAP GROWTH PORTFOLIO •	35

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 49.77	$ 49.48	$ 47.83	$ 38.16	$ 36.24	$ 25.66

Income From Investment Operations
Net investment loss(a)	(.18)	(.35)	(.44)	(.33)	(.31)	(.35)
Net realized and unrealized gain (loss) on investment transactions	(10.37)	6.18	5.36	11.28	2.71	(b)	10.93

Net increase (decrease) in net asset value from operations	(10.55)	5.83	4.92	10.95	2.40	10.58

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.48)	– 0	–

Net asset value, end of period	$ 35.52	$ 49.77	$ 49.48	$ 47.83	$ 38.16	$ 36.24

Total Return
Total investment return based on net asset value(c)	(22.29)%	13.16%	10.30	%*	29.60	%*	6.83	%*	41.23	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,812	$87,627	$82,244	$75,804	$33,677	$10,725
Ratio to average net assets of:
Expenses	1.23	%^	1.22%	1.19%	1.21%	1.25%	1.32%
Net investment loss	(.80	)%^	(.73)%	(.85)%	(.78)%	(.83)%	(1.03)%
Portfolio turnover rate	36%	61%	80%	76%	88%	107%

See	footnote summary on page 38.

36	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2016 (unaudited)	Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 51.75	$ 51.07	$ 49.13	$ 39.05	$ 37.09	$ 26.18

Income From Investment Operations
Net investment loss(a)	(.11)	(.20)	(.30)	(.21)	(.18)	(.24)
Net realized and unrealized gain (loss) on investment transactions	(10.82)	6.42	5.51	11.57	2.74	(b)	11.15

Net increase (decrease) in net asset value from operations	(10.93)	6.22	5.21	11.36	2.56	10.91

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.35)	– 0	–
Distributions from net realized gain on investment transactions	(3.70)	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(3.70)	(5.54)	(3.27)	(1.28)	(.60)	– 0	–

Net asset value, end of period	$ 37.12	$ 51.75	$ 51.07	$ 49.13	$ 39.05	$ 37.09

Total Return
Total investment return based on net asset value(c)	(22.16)%	13.57%	10.61	%*	29.98	%*	7.16	%*	41.67	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$293,135	$462,296	$436,828	$474,383	$236,071	$195,623
Ratio to average net assets of:
Expenses	.93	%^	.91%	.91%	.92%	.94%	1.00%
Net investment loss	(.50	)%^	(.41)%	(.57)%	(.51)%	(.49)%	(.70)%
Portfolio turnover rate	36%	61%	80%	76%	88%	107%

See	footnote summary on page 38.

AB SMALL CAP GROWTH PORTFOLIO •	37

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended January 31, 2016 (unaudited)	June 30, 2015(d) to July 31, 2015

Net asset value, beginning of period	$ 51.75	$ 52.05

Income From Investment Operations
Net investment income (loss)(a)	(.09)	(.05)
Net realized and unrealized gain (loss) on investment transactions	(10.82)	(.25	)†

Net increase (decrease) in net asset value from operations	(10.91)	(.30)

Less: Distributions
Distributions from net realized gain on investment transactions	(3.70)	– 0	–

Net asset value, end of period	$ 37.14	$ 51.75

Total Return
Total investment return based on net asset value(c)	(22.10)%	(.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,300	$10
Ratio to average net assets of:
Expenses^	.84%	.71%
Net investment income (loss)^	(.39)%	(1.06)%
Portfolio turnover rate	36%	61%

(a)	Based on average shares outstanding.

(b)	Includes $.08 per share attributed to third party regulatory settlements.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Commencement of distributions.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2014, July 31, 2013, July 31, 2012 and July 31, 2011 by 0.01%, 0.08%, 0.01% and 0.04%, respectively. Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2012 by 0.20%.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

38	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Bruce K. Aronow(2), Senior Vice President

N. Kumar Kirpalani(2) , Vice President

Samantha S. Lau(2) , Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. N. Kumar Kirpalani, Ms. Samantha S. Lau and Mr. Wen-Tse Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

AB SMALL CAP GROWTH PORTFOLIO •	39

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AB Cap Fund, Inc. (the “Fund”), in respect of AB Small Cap Growth Portfolio (the “Portfolio”),2 prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the

1	The information in the fee evaluation was completed on April 23, 2015 and discussed with the Board of Directors on May 5-7, 2015.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolio.

40	• AB SMALL CAP GROWTH PORTFOLIO

Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.”Jones v. Harris Associates L.P., 130 S. Ct. 1518 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS & RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4 Also shown are the Portfolio’s net assets on March 31, 2015.

Portfolio	Category	Advisory Fee[5]	Net Assets 3/31/15 ($MIL)
Small Cap Growth Portfolio	Growth	0.75% on 1st $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$1,521.4

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $62,236 (0.004% of the Portfolio’s average daily net assets) for such services.

3	Jones v. Harris at 1527.

4	Most of the AB Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fee of the Portfolio is based on the percentage of the Portfolio’s average daily net assets and is paid on a monthly basis.

AB SMALL CAP GROWTH PORTFOLIO •	41

Set forth below are the Portfolio’s annualized semi-annual total expense ratios:6

Portfolio	Total Expense Ratio[7]			Fiscal Year End
Small Cap Growth Portfolio	Advisor Class A Class B Class C Class R Class K Class I	0.99 1.25 2.05 2.00 1.56 1.25 0.92	% % % % % % %	July 31 (ratios as of January 31, 2015)

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes—Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

6	Semi-annual total expense ratios are unaudited.

7	Annualized.

42	• AB SMALL CAP GROWTH PORTFOLIO

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.8 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2015 net assets.9

Portfolio	Net Assets 3/31/15 ($MM)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	$1,521.4	Small Cap Growth 1.00% on 1st $50 million 0.85% on next $50 million 0.75% on the balance Minimum Account Size: $25m	0.762%	0.750%

The Adviser also manages the AB Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a substantially similar investment style as the Portfolio.10 Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the AVPS fee schedule been applicable to the Portfolio based on March 31, 2015 net assets:

Portfolio	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	Small Cap Growth Portfolio	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%	0.750%

8	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1528.

9	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

10	The AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same fee schedule as the AVPS portfolio.

AB SMALL CAP GROWTH PORTFOLIO •	43

The Adviser provides sub-advisory investment services to certain other investment companies managed by other investment advisers. The Adviser charges the following fees for the sub-advisory relationships that have a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedules of the sub-advisory relationships been applicable to the Portfolio based on March 31, 2015 net assets.

Portfolio		Fee Schedule	Effective Sub-advised Fee (%)	Portfolio Advisory Fee (%)
Small Cap Growth Portfolio	Client #1[11],[12]	AB Sub-Advisory Fee Schedule: 0.60% on the first $1 billion 0.55% on next $500 million 0.50% on next $500 million 0.45% on next $500 million 0.40% on the balance	0.582%	0.750%

	Client #2	AB Sub-Advisory Fee Schedule: 0.55% of average daily net assets	0.550%	0.750%

	Client #3	AB Sub-Advisory Fee Schedule: 0.65% on the first $25 million 0.60% on next $75 million 0.55% on the balance	0.554%	0.750%

	Client #4	AB Sub-Advisory Fee Schedule: 0.45% of average daily net assets	0.450%	0.750%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that certain of the sub-advisory relationships are with an affiliate of the Adviser, and it is with this sub-advisory relationship, the fee schedule of such sub-advisor relationship may not reflect arms-length bargaining or negotiations.

While it appears that the sub-advisory relationships are paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationships. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

11	Assets are aggregated with other client portfolios for purposes of calculating the investment advisory fee.

12	The sub-advisory relationship is with an affiliate of the Adviser.

44	• AB SMALL CAP GROWTH PORTFOLIO

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL PORTFOLIO COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.13 Lipper’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at the approximate current asset level of the Portfolio, to the median of the Portfolio’s Lipper Expense Group (“EG”)14 and the Portfolio’s contractual management fee ranking.15

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure and expense attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[16]	Lipper EG Median (%)	Lipper EG Rank
Small Cap Growth Portfolio	0.750	0.750	7/14

13	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1529.

14	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

15	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that fund had the lowest effective fee rate in the Lipper peer group.

16	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers or expense reimbursements made by the Adviser that would effectively reduce the actual effective management fee.

AB SMALL CAP GROWTH PORTFOLIO •	45

Lipper also compared the Portfolio’s most recently completed fiscal year total expense ratio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classifications/objective and load type as the subject Portfolio.17 Set forth below is Lipper’s comparison of the Portfolio’s total expense ratio and the median of the Portfolio’s EG and EU. The Portfolio’s total expense ratio ranking is also shown.

Portfolio	Total Expense Ratio (%)[18]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
Small Cap Growth Portfolio	1.266	1.257	8/14	1.338	21/73

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2014, relative to 2013.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a

17	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

18	Most recently completed fiscal year Class A share total expense ratio.

46	• AB SMALL CAP GROWTH PORTFOLIO

reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. The total amount paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2014, ABI paid approximately 0.05% of the average monthly assets of the AB Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments).

During the Portfolio’s most recently completed fiscal year, ABI received from the Portfolio $10,084, $2,609,826 and $24,075 in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.19

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the Portfolio’s most recently completed fiscal year, ABIS received $762,789 in fees from the Portfolio.

The Portfolio effected brokerage transactions during the most recently completed fiscal year through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any business conducted with the Portfolio is comparable to the profitability of SCB’s dealings with other similar third party clients. These credits and charges are not being passed onto any SCB client. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from

19	Effective November 1, 2014, ABI implemented a reduction to the Portfolio’s Class A distribution service payment rate from 0.30% to 0.25%.

AB SMALL CAP GROWTH PORTFOLIO •	47

trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli20 study on advisory fees and various fund characteristics.21 The independent consultant first reiterated the results of his previous

20	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

21	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1529.

48	• AB SMALL CAP GROWTH PORTFOLIO

two dimensional comparison analysis (fund size and family size) with the Board of Directors.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $486 billion as of March 31, 2015, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance returns and rankings23 of the Portfolio relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)24 for the periods ended February 28, 2015.25

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Small Cap Growth Portfolio
1 year	-3.88	1.85	4.55	12/14	73/79
3 year	14.92	16.56	15.70	11/14	50/76
5 year	19.57	17.42	16.63	2/13	11/65
10 year	9.99	9.63	9.08	3/11	8/51

22	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

23	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. It should be noted that performance returns of the Portfolio were provided by Lipper.

24	The Portfolio’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a portfolio from a PU is somewhat different from that of an EU.

25	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the Portfolio even if a portfolio had a different investment classification/objective at a different point in time.

AB SMALL CAP GROWTH PORTFOLIO •	49

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)26 versus its benchmark.27 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.28

	Periods Ending February 28, 2015 Annualized Performance
					Since Inception (%)	Annualized		Risk Period (Year)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)		Volatility (%)	Sharpe (%)
Small Cap Growth Portfolio	-3.87	14.92	19.57	9.99	10.17	21.03	0.49	10
Russell 2000 Growth Index	7.37	17.83	17.96	9.40	N/A	20.20	0.47	10
Inception Date: February 12, 1969

CONCLUSION:

Based on the factors discussed above, the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2015

26	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

27	The Adviser provided Portfolio and benchmark performance return information for periods through February 28, 2015.

28	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. The Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

50	• AB SMALL CAP GROWTH PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

International Strategic Core Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

FIXED INCOME (continued)

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

AB SMALL CAP GROWTH PORTFOLIO •	51

AB Family of Funds

NOTES

52	• AB SMALL CAP GROWTH PORTFOLIO

AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

SCG-0152-0116

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 23, 2016